AST BALANCED ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 82.3%
Affiliated Mutual Funds — 22.8%
AST ClearBridge Dividend Growth Portfolio*	6,158,398	$147,124,137
AST Emerging Markets Equity Portfolio*	659,757	4,783,240
AST High Yield Portfolio*	1,601,258	16,973,330
AST Large-Cap Growth Portfolio*	5,353,036	263,262,316
AST Large-Cap Value Portfolio*	3,255,532	124,751,979
AST PGIM Fixed Income Central Fund*	96,696,683	929,255,126
AST Small-Cap Growth Portfolio*	1,628,559	92,958,142
AST Small-Cap Value Portfolio*	2,936,734	88,983,041
AST T. Rowe Price Natural Resources Portfolio*	808,488	19,985,812
AST Western Asset Emerging Markets Debt Portfolio*	992,976	9,731,167

Total Affiliated Mutual Funds (cost $1,762,540,916)(wd)		1,697,808,290
Common Stocks — 38.8%
Aerospace & Defense — 0.7%
Airbus SE (France)	7,082	610,471
BAE Systems PLC (United Kingdom)	209,126	1,837,470
Boeing Co. (The)*	9,500	1,150,260
General Dynamics Corp.	37,198	7,892,300
Howmet Aerospace, Inc.	127,600	3,946,668
Huntington Ingalls Industries, Inc.	600	132,900
L3Harris Technologies, Inc.	3,300	685,839
Lockheed Martin Corp.	16,260	6,281,075
Northrop Grumman Corp.	24,483	11,514,845
Raytheon Technologies Corp.	99,934	8,180,597
Spirit AeroSystems Holdings, Inc. (Class A Stock)	9,619	210,848
Textron, Inc.	26,200	1,526,412
Thales SA (France)	8,009	882,544
TransDigm Group, Inc.	9,060	4,754,869
		49,607,098
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	2,200	211,882
Expeditors International of Washington, Inc.(a)	2,900	256,099
FedEx Corp.	33,800	5,018,286
United Parcel Service, Inc. (Class B Stock)	32,514	5,252,312
Yamato Holdings Co. Ltd. (Japan)	43,200	648,752
		11,387,331
Airlines — 0.1%
Alaska Air Group, Inc.*	35,100	1,374,165
American Airlines Group, Inc.*(a)	12,100	145,684
Delta Air Lines, Inc.*	29,243	820,559
Singapore Airlines Ltd. (Singapore)*	68,000	240,333
Southwest Airlines Co.*	122,400	3,774,816
United Airlines Holdings, Inc.*	5,600	182,168
		6,537,725
	Shares	Value

Common Stocks (continued)
Auto Components — 0.0%
Aptiv PLC*	4,700	$367,587
BorgWarner, Inc.(a)	60,200	1,890,280
Magna International, Inc. (Canada)(a)	3,894	184,653
		2,442,520
Automobiles — 1.0%
BYD Co. Ltd. (China) (Class H Stock)	22,784	561,297
Ferrari NV (Italy)	22,115	4,095,386
Ford Motor Co.	298,300	3,340,960
General Motors Co.	44,167	1,417,319
Hero MotoCorp Ltd. (India)	4,958	154,317
Honda Motor Co. Ltd. (Japan)	78,000	1,693,052
Kia Corp. (South Korea)	2,506	124,729
Mahindra & Mahindra Ltd. (India)	32,281	499,447
Maruti Suzuki India Ltd. (India)	4,994	539,086
Mazda Motor Corp. (Japan)	510,400	3,389,132
Mercedes-Benz Group AG (Germany)	37,568	1,899,702
Stellantis NV	435,242	5,141,273
Suzuki Motor Corp. (Japan)	17,600	547,890
Tesla, Inc.*	168,686	44,743,961
Toyota Motor Corp. (Japan)	272,100	3,556,470
Volkswagen AG (Germany)	1,400	228,157
		71,932,178
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	24,376	218,418
Australia & New Zealand Banking Group Ltd. (Australia)	138,966	2,034,296
Banco Santander SA (Spain)	562,146	1,308,058
Bank Central Asia Tbk PT (Indonesia)	2,180,955	1,217,495
Bank Hapoalim BM (Israel)	59,718	504,106
Bank Leumi Le-Israel BM (Israel)	547,354	4,674,823
Bank of America Corp.	480,760	14,518,952
Bank of China Ltd. (China) (Class H Stock)	581,000	189,752
Bank of Ireland Group PLC (Ireland)	46,776	300,021
Barclays PLC (United Kingdom)	3,506,339	5,579,059
BNP Paribas SA (France)	53,883	2,275,978
BOC Hong Kong Holdings Ltd. (China)	214,500	713,366
China Construction Bank Corp. (China) (Class H Stock)	1,134,000	654,547
Citigroup, Inc.	203,833	8,493,721
Citizens Financial Group, Inc.	118,700	4,078,532
Comerica, Inc.	2,200	156,420
Commerzbank AG (Germany)*	52,752	375,542
Commonwealth Bank of Australia (Australia)	79,261	4,611,006
Credicorp Ltd. (Peru)	2,332	286,370
Cullen/Frost Bankers, Inc.	5,400	713,988
DBS Group Holdings Ltd. (Singapore)	324,300	7,502,151
DNB Bank ASA (Norway)	105,249	1,670,098
East West Bancorp, Inc.	6,925	464,945
Emirates NBD Bank PJSC (United Arab Emirates)	49,255	172,230
Erste Group Bank AG (Austria)	21,519	471,743
Fifth Third Bancorp	12,300	393,108
A1

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
First Republic Bank	3,000	$391,650
Hana Financial Group, Inc. (South Korea)	11,265	276,612
HDFC Bank Ltd. (India), ADR(a)	35,638	2,081,972
HSBC Holdings PLC (United Kingdom)	655,857	3,395,936
Huntington Bancshares, Inc.	25,200	332,136
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	319,000	149,645
ING Groep NV (Netherlands)	181,944	1,558,974
Israel Discount Bank Ltd. (Israel) (Class A Stock)	65,200	328,303
JPMorgan Chase & Co.	168,166	17,573,347
KB Financial Group, Inc. (South Korea)	7,898	238,508
KBC Group NV (Belgium)	11,650	552,839
KeyCorp	43,700	700,074
Komercni Banka A/S (Czech Republic)	13,480	337,145
Lloyds Banking Group PLC (United Kingdom)	8,877,913	4,012,714
M&T Bank Corp.	31,950	5,633,424
National Australia Bank Ltd. (Australia)	41,366	765,920
NatWest Group PLC (United Kingdom)	2,056,390	5,121,897
Nordea Bank Abp (Finland)	160,339	1,372,218
NU Holdings Ltd. (Brazil) (Class A Stock)*(a)	369,911	1,627,608
Oversea-Chinese Banking Corp. Ltd. (Singapore)	198,800	1,628,945
Pinnacle Financial Partners, Inc.	8,397	680,997
PNC Financial Services Group, Inc. (The)	45,566	6,808,472
Regions Financial Corp.	16,300	327,141
Sberbank of Russia PJSC (Russia)*^	192,384	—
Signature Bank	1,100	166,100
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	31,400	299,266
SVB Financial Group*	1,000	335,780
Swedbank AB (Sweden) (Class A Stock)	43,825	575,236
Tisco Financial Group PCL (Thailand)	144,200	353,596
Truist Financial Corp.	279,513	12,169,996
U.S. Bancorp	74,970	3,022,790
Wells Fargo & Co.	378,413	15,219,771
Wintrust Financial Corp.	2,874	234,375
Zions Bancorp NA	2,600	132,236
		151,984,348
Beverages — 0.7%
Ambev SA (Brazil)	61,900	178,436
Brown-Forman Corp. (Class B Stock)	3,100	206,367
Coca-Cola Co. (The)	271,167	15,190,775
Constellation Brands, Inc. (Class A Stock)	7,400	1,699,632
Diageo PLC (United Kingdom)	21,116	888,847
Diageo PLC (United Kingdom), ADR(a)	2,609	443,034
Heineken Holding NV (Netherlands)	5,432	371,867
Heineken NV (Netherlands)	29,514	2,577,489
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. (China) (Class A Stock)	7,100	157,066
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.	91,352	$3,272,229
Kirin Holdings Co. Ltd. (Japan)	44,100	679,394
Molson Coors Beverage Co. (Class B Stock)	3,500	167,965
Monster Beverage Corp.*	6,500	565,240
PepsiCo, Inc.	147,034	24,004,771
Pernod Ricard SA (France)	15,474	2,838,769
Remy Cointreau SA (France)	9,308	1,544,649
		54,786,530
Biotechnology — 0.8%
AbbVie, Inc.	137,813	18,495,883
Alnylam Pharmaceuticals, Inc.*	3,200	640,512
Amgen, Inc.	19,892	4,483,657
Argenx SE (Netherlands), ADR*	6,035	2,130,657
Biogen, Inc.*	2,500	667,500
BioMarin Pharmaceutical, Inc.*	4,800	406,896
Gilead Sciences, Inc.	122,100	7,532,349
Horizon Therapeutics PLC*	61,800	3,824,802
Incyte Corp.*	3,200	213,248
Moderna, Inc.*	32,500	3,843,125
Regeneron Pharmaceuticals, Inc.*	4,527	3,118,514
United Therapeutics Corp.*	14,700	3,077,886
Vertex Pharmaceuticals, Inc.*	34,726	10,054,566
		58,489,595
Building Products — 0.2%
A.O. Smith Corp.	2,200	106,876
Advanced Drainage Systems, Inc.	16,500	2,052,105
AGC, Inc. (Japan)	9,200	286,413
Allegion PLC	1,500	134,520
Assa Abloy AB (Sweden) (Class B Stock)	49,691	931,013
Builders FirstSource, Inc.*	28,700	1,691,004
Carlisle Cos., Inc.	1,400	392,574
Carrier Global Corp.	14,800	526,288
Cie de Saint-Gobain (France)	121,160	4,332,150
Fortune Brands Home & Security, Inc.	2,200	118,118
Geberit AG (Switzerland)	1,701	729,369
Johnson Controls International PLC	29,103	1,432,450
Masco Corp.	4,000	186,760
Nibe Industrier AB (Sweden) (Class B Stock)	70,075	625,085
Owens Corning	5,300	416,633
Trane Technologies PLC	12,736	1,844,300
		15,805,658
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	290,193	3,484,475
Ameriprise Financial, Inc.	23,500	5,920,825
ASX Ltd. (Australia)	9,240	425,255
Bank of New York Mellon Corp. (The)	121,800	4,691,736
BlackRock, Inc.	5,112	2,813,031
Blackstone, Inc.	18,938	1,585,111
Cboe Global Markets, Inc.	1,800	211,266
Charles Schwab Corp. (The)	124,713	8,963,123
CME Group, Inc.	43,243	7,659,632

A2

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Deutsche Bank AG (Germany)	358,639	$2,655,357
Deutsche Boerse AG (Germany)	7,695	1,261,416
FactSet Research Systems, Inc.	1,258	503,338
Franklin Resources, Inc.	5,200	111,904
Goldman Sachs Group, Inc. (The)	41,377	12,125,530
Intercontinental Exchange, Inc.	22,700	2,050,945
Invesco Ltd.	6,300	86,310
Julius Baer Group Ltd. (Switzerland)	11,088	483,870
Lazard Ltd. (Class A Stock)(a)	7,193	228,953
Macquarie Group Ltd. (Australia)	37,322	3,641,143
MarketAxess Holdings, Inc.	600	133,494
Moody’s Corp.	2,700	656,397
Morgan Stanley	80,521	6,361,964
Morningstar, Inc.	12,400	2,632,768
MSCI, Inc.	3,900	1,644,981
Nasdaq, Inc.	19,100	1,082,588
Northern Trust Corp.	6,519	557,766
Partners Group Holding AG (Switzerland)	1,079	868,363
Raymond James Financial, Inc.	3,400	335,988
S&P Global, Inc.	10,082	3,078,539
Singapore Exchange Ltd. (Singapore)	286,700	1,880,861
State Street Corp.	55,900	3,399,279
T. Rowe Price Group, Inc.(a)	9,174	963,362
UBS Group AG (Switzerland)	434,312	6,300,983
		88,800,553
Chemicals — 0.7%
Air Products & Chemicals, Inc.	10,876	2,531,171
Albemarle Corp.	16,700	4,416,148
Celanese Corp.	22,600	2,041,684
CF Industries Holdings, Inc.	24,247	2,333,774
Chemours Co. (The)	89,000	2,193,850
Corteva, Inc.	29,900	1,708,785
Dow, Inc.	41,394	1,818,438
DuPont de Nemours, Inc.	31,212	1,573,085
Eastman Chemical Co.	12,611	896,012
Ecolab, Inc.	4,100	592,122
FMC Corp.	2,100	221,970
ICL Group Ltd. (Israel)	115,716	927,400
International Flavors & Fragrances, Inc.	4,400	399,652
Linde PLC (United Kingdom) NYSE	29,332	7,907,614
Linde PLC (United Kingdom) XETR	2,514	680,622
LyondellBasell Industries NV (Class A Stock)	57,800	4,351,184
Mitsui Chemicals, Inc. (Japan)	73,500	1,432,648
Mosaic Co. (The)	15,400	744,282
Nitto Denko Corp. (Japan)	14,600	790,528
Nutrien Ltd. (Canada)	5,961	497,128
OCI NV (Netherlands)	8,420	308,269
PPG Industries, Inc.	25,430	2,814,847
Sherwin-Williams Co. (The)	3,900	798,525
Shin-Etsu Chemical Co. Ltd. (Japan)	24,900	2,464,025
Solvay SA (Belgium)	21,750	1,683,932
Symrise AG (Germany)	14,463	1,410,322
Tosoh Corp. (Japan)	326,100	3,634,503
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil)	58,623	$2,057,383
		53,229,903
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	91,408	668,690
Cintas Corp.	1,500	582,285
Copart, Inc.*	3,600	383,040
Republic Services, Inc.	30,274	4,118,475
Rollins, Inc.	4,100	142,188
Securitas AB (Sweden) (Class B Stock)	28,280	196,321
Serco Group PLC (United Kingdom)	87,172	151,202
TOPPAN, Inc. (Japan)	39,600	589,884
Waste Management, Inc.	45,200	7,241,492
		14,073,577
Communications Equipment — 0.3%
Arista Networks, Inc.*	46,406	5,238,773
Cisco Systems, Inc.	288,516	11,540,640
F5, Inc.*	1,000	144,730
Juniper Networks, Inc.	6,000	156,720
Motorola Solutions, Inc.	2,700	604,719
Nokia OYJ (Finland)	1,091,095	4,684,138
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	82,105	479,941
		22,849,661
Construction & Engineering — 0.1%
AECOM	12,500	854,625
Eiffage SA (France)	12,234	981,082
Quanta Services, Inc.(a)	2,300	292,997
Taisei Corp. (Japan)	11,600	321,710
Vinci SA (France)	63,873	5,164,820
		7,615,234
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	60,000	189,647
Eagle Materials, Inc.	33,900	3,633,402
Martin Marietta Materials, Inc.	1,100	354,299
Vulcan Materials Co.	8,200	1,293,222
		5,470,570
Consumer Finance — 0.2%
American Express Co.	17,763	2,396,406
Capital One Financial Corp.	64,778	5,970,588
Discover Financial Services	4,700	427,324
SLM Corp.	98,307	1,375,315
Synchrony Financial	136,300	3,842,297
		14,011,930
Containers & Packaging — 0.1%
Amcor PLC	26,300	282,199
Avery Dennison Corp.	1,300	211,510
Ball Corp.	5,500	265,760
Berry Global Group, Inc.*	19,700	916,641
Crown Holdings, Inc.	23,982	1,943,261
International Paper Co.	60,100	1,905,170

A3

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging (cont’d.)
Packaging Corp. of America	1,600	$179,664
Sealed Air Corp.	2,700	120,177
Transcontinental, Inc. (Canada) (Class A Stock)	37,177	433,039
Westrock Co.	112,200	3,465,858
		9,723,279
Distributors — 0.0%
Genuine Parts Co.	2,400	358,368
LKQ Corp.	41,700	1,966,155
Pool Corp.	700	222,747
		2,547,270
Diversified Consumer Services — 0.0%
Service Corp. International	53,876	3,110,800
Diversified Financial Services — 0.4%
Apollo Global Management, Inc.	4,467	207,716
Berkshire Hathaway, Inc. (Class B Stock)*	95,000	25,366,900
Chailease Holding Co. Ltd. (Taiwan)	65,000	371,287
Eurazeo SE (France)	4,120	214,987
Investor AB (Sweden) (Class A Stock)	25,020	383,395
ORIX Corp. (Japan)	294,400	4,124,266
		30,668,551
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	713,602	10,946,655
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	521,621	852,690
Deutsche Telekom AG (Germany)	227,162	3,866,677
Elisa OYJ (Finland)	6,300	285,447
Hellenic Telecommunications Organization SA (Greece)	27,129	393,929
Koninklijke KPN NV (Netherlands)	1,612,566	4,364,194
Lumen Technologies, Inc.	17,100	124,488
Proximus SADP (Belgium)	20,920	216,900
Spark New Zealand Ltd. (New Zealand)	243,240	680,526
Telefonica Deutschland Holding AG (Germany)	704,784	1,424,946
Telia Co. AB (Sweden)	78,276	225,441
Telkom Indonesia Persero Tbk PT (Indonesia)	2,614,700	762,044
Telstra Corp. Ltd. (Australia)	195,200	481,993
Verizon Communications, Inc.	327,878	12,449,528
		37,075,458
Electric Utilities — 0.8%
Alliant Energy Corp.	4,400	233,156
American Electric Power Co., Inc.	46,661	4,033,843
Avangrid, Inc.(a)	71,800	2,994,060
CEZ A/S (Czech Republic)	4,636	158,920
CK Infrastructure Holdings Ltd. (Hong Kong)	44,000	224,414
Constellation Energy Corp.	22,595	1,879,678
Duke Energy Corp.	13,100	1,218,562
Edison International	79,200	4,481,136
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
EDP - Energias do Brasil SA (Brazil)	50,980	$206,969
Endesa SA (Spain)	156,184	2,345,815
Enel SpA (Italy)	1,261,815	5,174,987
Energisa SA (Brazil), UTS	59,600	463,820
Entergy Corp.	3,600	362,268
Evergy, Inc.	4,000	237,600
Eversource Energy	6,000	467,760
Exelon Corp.	176,350	6,606,071
FirstEnergy Corp.	81,600	3,019,200
Iberdrola SA (Spain)	328,236	3,060,533
NextEra Energy, Inc.	130,202	10,209,139
NRG Energy, Inc.	64,700	2,476,069
PG&E Corp.*(a)	95,700	1,196,250
Pinnacle West Capital Corp.	2,000	129,020
Power Assets Holdings Ltd. (Hong Kong)	72,000	360,920
PPL Corp.	51,000	1,292,850
Red Electrica Corp. SA (Spain)	19,847	304,564
Southern Co. (The)	18,100	1,230,800
SSE PLC (United Kingdom)	252,129	4,257,450
Terna - Rete Elettrica Nazionale (Italy)	68,704	418,444
Transmissora Alianca de Energia Eletrica SA (Brazil), UTS	81,271	587,723
Xcel Energy, Inc.	48,124	3,079,936
		62,711,957
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	76,828	1,983,655
AMETEK, Inc.	26,400	2,994,024
Eaton Corp. PLC	31,294	4,173,368
Emerson Electric Co.	28,700	2,101,414
Generac Holdings, Inc.*(a)	1,100	195,954
Hubbell, Inc.	18,700	4,170,100
Prysmian SpA (Italy)	11,400	326,540
Rockwell Automation, Inc.(a)	2,000	430,220
Schneider Electric SE	7,802	881,242
Voltronic Power Technology Corp. (Taiwan)	3,000	131,942
		17,388,459
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	10,100	676,296
CDW Corp.	14,500	2,263,160
Corning, Inc.	89,612	2,600,540
Hamamatsu Photonics KK (Japan)	89,100	3,819,029
Hon Hai Precision Industry Co. Ltd. (Taiwan)	205,000	656,434
Ibiden Co. Ltd. (Japan)	7,700	210,508
Jabil, Inc.	28,200	1,627,422
Keyence Corp. (Japan)	4,337	1,433,641
Keysight Technologies, Inc.*	11,100	1,746,696
Littelfuse, Inc.	2,237	444,470
TDK Corp. (Japan)	28,200	870,544
TE Connectivity Ltd. (Switzerland)	5,300	584,908
Teledyne Technologies, Inc.*	700	236,229
Trimble, Inc.*	4,300	233,361
Venture Corp. Ltd. (Singapore)	75,000	852,221

A4

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Zebra Technologies Corp. (Class A Stock)*	780	$204,368
		18,459,827
Energy Equipment & Services — 0.1%
Baker Hughes Co.(a)	83,093	1,741,629
Halliburton Co.	161,700	3,981,054
Schlumberger NV	34,793	1,249,069
		6,971,752
Entertainment — 0.4%
Activision Blizzard, Inc.	106,196	7,894,611
Electronic Arts, Inc.	13,300	1,538,943
Live Nation Entertainment, Inc.*	9,200	699,568
NetEase, Inc. (China), ADR(a)	7,461	564,051
Netflix, Inc.*	10,080	2,373,235
Nintendo Co. Ltd. (Japan)	62,000	2,500,727
Spotify Technology SA*	28,300	2,442,290
Take-Two Interactive Software, Inc.*	2,700	294,300
Walt Disney Co. (The)*	131,500	12,404,395
Warner Bros. Discovery, Inc.*(a)	38,574	443,601
		31,155,721
Equity Real Estate Investment Trusts (REITs) — 1.0%
Alexandria Real Estate Equities, Inc.	24,950	3,497,740
American Tower Corp.	19,400	4,165,180
Americold Realty Trust, Inc.	31,000	762,600
AvalonBay Communities, Inc.	24,056	4,430,875
Boston Properties, Inc.	6,180	463,315
Camden Property Trust	8,600	1,027,270
Cousins Properties, Inc.(a)	9,975	232,916
Crown Castle, Inc.(a)	7,400	1,069,670
Dexus (Australia)	62,771	312,258
Digital Realty Trust, Inc.	4,900	485,982
Douglas Emmett, Inc.(a)	27,400	491,282
Duke Realty Corp.	6,600	318,120
EPR Properties	21,800	781,748
Equinix, Inc.	9,640	5,483,618
Equity Residential	40,000	2,688,800
Essex Property Trust, Inc.	1,000	242,230
Extra Space Storage, Inc.(a)	6,700	1,157,157
Federal Realty Investment Trust	1,300	117,156
Gaming & Leisure Properties, Inc.	15,899	703,372
Goodman Group (Australia)	114,694	1,159,191
Healthpeak Properties, Inc.	9,500	217,740
Highwoods Properties, Inc.(a)	32,100	865,416
Host Hotels & Resorts, Inc.	205,900	3,269,692
Hudson Pacific Properties, Inc.(a)	41,300	452,235
Invitation Homes, Inc.	9,600	324,192
Iron Mountain, Inc.(a)	27,900	1,226,763
JBG SMITH Properties	20,500	380,890
Kilroy Realty Corp.(a)	16,800	707,448
Kimco Realty Corp.	11,400	209,874
Klepierre SA (France)*	62,433	1,085,415
Mapletree Pan Asia Commercial Trust (Singapore)	214,000	254,778
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartment Communities, Inc.	2,000	$310,140
Prologis, Inc.	64,802	6,583,883
Public Storage	18,800	5,504,828
Realty Income Corp.(a)	10,500	611,100
Regency Centers Corp.	9,700	522,345
SBA Communications Corp.	20,733	5,901,648
Scentre Group (Australia)	235,760	385,203
Simon Property Group, Inc.	29,400	2,638,650
Stockland (Australia)	671,428	1,405,178
UDR, Inc.	5,500	229,405
Ventas, Inc.	101,736	4,086,735
VICI Properties, Inc.(a)	16,800	501,480
Vicinity Centres (Australia)	209,320	233,388
Vornado Realty Trust	3,100	71,796
Welltower, Inc.	7,900	508,128
Weyerhaeuser Co.	103,800	2,964,528
		71,043,358
Food & Staples Retailing — 0.6%
Albertson’s Cos., Inc. (Class A Stock)	140,600	3,495,316
BIM Birlesik Magazalar A/S (Turkey)	51,325	319,760
Carrefour SA (France)	27,698	384,146
Coles Group Ltd. (Australia)	59,753	629,938
Costco Wholesale Corp.	31,072	14,674,374
Kesko OYJ (Finland) (Class B Stock)	27,515	513,347
Koninklijke Ahold Delhaize NV (Netherlands)	221,520	5,642,435
Kroger Co. (The)	19,700	861,875
Loblaw Cos. Ltd. (Canada)	8,878	702,990
Sysco Corp.(a)	47,813	3,380,857
Tesco PLC (United Kingdom)	482,385	1,107,108
Walgreens Boots Alliance, Inc.(a)	12,500	392,500
Wal-Mart de Mexico SAB de CV (Mexico)	137,584	483,196
Walmart, Inc.	94,532	12,260,800
Woolworths Group Ltd. (Australia)	58,738	1,276,415
		46,125,057
Food Products — 0.7%
Archer-Daniels-Midland Co.	56,600	4,553,470
Bunge Ltd.	15,900	1,312,863
Campbell Soup Co.	3,600	169,632
Conagra Brands, Inc.	8,400	274,092
Darling Ingredients, Inc.*	10,438	690,474
General Mills, Inc.	17,559	1,345,195
Gruma SAB de CV (Mexico) (Class B Stock)	22,003	209,525
Hershey Co. (The)	25,531	5,628,820
Hormel Foods Corp.	5,200	236,288
Inghams Group Ltd. (Australia)	120,680	183,688
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	31,600	145,628
J.M. Smucker Co. (The)	1,700	233,597
Kellogg Co.(a)	4,400	306,504
Kraft Heinz Co. (The)	116,300	3,878,605
Lamb Weston Holdings, Inc.(a)	53,256	4,120,949

A5

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
McCormick & Co., Inc.	4,400	$313,588
Mondelez International, Inc. (Class A Stock)	57,911	3,175,260
Mowi ASA (Norway)	29,488	375,074
Nestle SA	111,231	12,030,447
Orkla ASA (Norway)	147,129	1,069,527
Pilgrim’s Pride Corp.*	128,700	2,962,674
Post Holdings, Inc.*	5,900	483,269
Tyson Foods, Inc. (Class A Stock)	73,000	4,812,890
Viscofan SA (Spain)	2,684	146,723
WH Group Ltd. (Hong Kong), 144A	1,380,000	867,936
Wilmar International Ltd. (China)	1,571,300	4,180,268
		53,706,986
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	2,300	234,255
National Fuel Gas Co.	22,700	1,397,185
Osaka Gas Co. Ltd. (Japan)	17,300	260,814
Snam SpA (Italy)	60,710	245,386
Tokyo Gas Co. Ltd. (Japan)	17,500	295,419
UGI Corp.	24,100	779,153
		3,212,212
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories	188,834	18,271,578
ABIOMED, Inc.*	700	171,962
Alcon, Inc. (Switzerland)	17,997	1,045,364
Align Technology, Inc.*	1,160	240,248
Baxter International, Inc.	89,200	4,804,312
Becton, Dickinson & Co.	8,345	1,859,516
Boston Scientific Corp.*	72,565	2,810,442
Cooper Cos., Inc. (The)	700	184,730
DENTSPLY SIRONA, Inc.	4,000	113,400
Dexcom, Inc.*	6,780	546,061
Edwards Lifesciences Corp.*	72,100	5,957,623
Envista Holdings Corp.*	29,700	974,457
Hologic, Inc.*	4,300	277,436
IDEXX Laboratories, Inc.*	1,360	443,088
Integra LifeSciences Holdings Corp.*	18,087	766,165
Intuitive Surgical, Inc.*	10,123	1,897,455
Koninklijke Philips NV (Netherlands)	14,805	227,945
Medtronic PLC	131,350	10,606,513
Menicon Co. Ltd. (Japan)	39,895	818,250
Olympus Corp. (Japan)	75,000	1,442,830
ResMed, Inc.(a)	2,600	567,580
STERIS PLC	1,600	266,048
Stryker Corp.	7,890	1,598,041
Teleflex, Inc.	700	141,022
Zimmer Biomet Holdings, Inc.	35,900	3,753,345
		59,785,411
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.*	8,555	668,830
AmerisourceBergen Corp.(a)	8,100	1,096,173
Cardinal Health, Inc.	4,700	313,396
Centene Corp.*	44,391	3,454,064
Cigna Corp.	32,931	9,137,364
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
CVS Health Corp.	120,827	$11,523,271
DaVita, Inc.*	1,000	82,770
Elevance Health, Inc.	16,560	7,522,214
Fresenius SE & Co. KGaA (Germany)	19,591	417,586
HCA Healthcare, Inc.	3,700	680,023
Henry Schein, Inc.*	2,300	151,271
Humana, Inc.	2,900	1,407,051
Laboratory Corp. of America Holdings	4,716	965,884
McKesson Corp.	18,200	6,185,634
Medipal Holdings Corp. (Japan)	53,200	676,562
Molina Healthcare, Inc.*	5,958	1,965,187
Quest Diagnostics, Inc.(a)	2,000	245,380
Sonic Healthcare Ltd. (Australia)	245,063	4,780,004
UnitedHealth Group, Inc.	75,332	38,045,673
Universal Health Services, Inc. (Class B Stock)	1,200	105,816
		89,424,153
Hotels, Restaurants & Leisure — 0.8%
Aristocrat Leisure Ltd. (Australia)	106,998	2,256,224
Booking Holdings, Inc.*	2,270	3,730,087
Caesars Entertainment, Inc.*	3,800	122,588
Carnival Corp.*(a)	17,500	123,025
Chipotle Mexican Grill, Inc.*	3,470	5,214,577
Churchill Downs, Inc.	1,293	238,106
Compass Group PLC (United Kingdom)	318,823	6,348,538
Darden Restaurants, Inc.	2,100	265,272
Domino’s Pizza, Inc.	520	161,304
Evolution AB (Sweden), 144A	8,717	689,058
Expedia Group, Inc.*	2,600	243,594
Greggs PLC (United Kingdom)	14,955	282,501
Hilton Worldwide Holdings, Inc.	33,700	4,064,894
InterContinental Hotels Group PLC (United Kingdom)	12,054	580,543
La Francaise des Jeux SAEM (France), 144A	29,204	866,305
Las Vegas Sands Corp.*	6,000	225,120
Lottery Corp. Ltd. (The) (Australia)*	84,074	225,314
Marriott International, Inc. (Class A Stock)	50,460	7,071,464
McDonald’s Corp.	58,420	13,479,831
MGM Resorts International	6,000	178,320
Norwegian Cruise Line Holdings Ltd.*(a)	7,700	87,472
Oriental Land Co. Ltd. (Japan)	35,500	4,814,825
Penn Entertainment, Inc.*(a)	8,531	234,688
Royal Caribbean Cruises Ltd.*	4,000	151,600
Sodexo SA (France)	4,761	357,553
Starbucks Corp.	108,408	9,134,458
Tabcorp Holdings Ltd. (Australia)	186,225	111,676
Whitbread PLC (United Kingdom)	20,105	509,631
Wynn Resorts Ltd.*(a)	1,800	113,454
Yum! Brands, Inc.	4,800	510,432
		62,392,454

A6

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables — 0.1%
D.R. Horton, Inc.	5,500	$370,425
Garmin Ltd.	2,600	208,806
Lennar Corp. (Class A Stock)(a)	9,900	738,045
Mohawk Industries, Inc.*	9,900	902,781
Newell Brands, Inc.(a)	7,000	97,230
NVR, Inc.*	50	199,354
PulteGroup, Inc.	4,100	153,750
Sekisui House Ltd. (Japan)	29,400	486,931
Sony Group Corp. (Japan)	8,600	553,964
Toll Brothers, Inc.	45,708	1,919,736
Whirlpool Corp.(a)	900	121,329
Zhejiang Supor Co. Ltd. (China) (Class A Stock)	19,900	128,392
		5,880,743
Household Products — 0.4%
Church & Dwight Co., Inc.	4,200	300,048
Clorox Co. (The)	2,000	256,780
Colgate-Palmolive Co.	14,200	997,550
Essity AB (Sweden) (Class B Stock)	32,065	633,502
Henkel AG & Co. KGaA (Germany)	5,407	306,432
Kimberly-Clark Corp.	45,100	5,075,554
Procter & Gamble Co. (The)	164,634	20,785,043
Reckitt Benckiser Group PLC (United Kingdom)	55,209	3,659,335
		32,014,244
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	153,200	3,462,320
Industrial Conglomerates — 0.3%
3M Co.	9,440	1,043,120
CK Hutchison Holdings Ltd. (United Kingdom)	132,000	726,825
DCC PLC (United Kingdom)	4,800	249,276
General Electric Co.	18,600	1,151,526
Hitachi Ltd. (Japan)	10,800	459,606
Honeywell International, Inc.	57,200	9,550,684
Jardine Matheson Holdings Ltd. (Hong Kong)	83,000	4,196,312
Smiths Group PLC (United Kingdom)	205,895	3,429,590
		20,806,939
Insurance — 1.3%
Aflac, Inc.	10,400	584,480
Ageas SA/NV (Belgium)	8,475	309,098
AIA Group Ltd. (Hong Kong)	129,600	1,079,038
Allstate Corp. (The)	4,800	597,744
American International Group, Inc.	104,600	4,966,408
Aon PLC (Class A Stock)	8,100	2,169,747
Arch Capital Group Ltd.*	22,800	1,038,312
Arthur J. Gallagher & Co.	8,204	1,404,689
Assurant, Inc.	1,100	159,797
AXA SA (France)	247,028	5,393,342
Brown & Brown, Inc.	4,400	266,112
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	396,600	728,304
Chubb Ltd.	76,261	13,870,351
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Cincinnati Financial Corp.(a)	3,000	$268,710
Dai-ichi Life Holdings, Inc. (Japan)	292,900	4,657,205
Everest Re Group Ltd.	700	183,708
Fairfax Financial Holdings Ltd. (Canada)	1,005	459,003
Globe Life, Inc.	1,800	179,460
Hartford Financial Services Group, Inc. (The)	23,418	1,450,511
iA Financial Corp., Inc. (Canada)	5,567	282,874
Japan Post Holdings Co. Ltd. (Japan)	118,100	782,438
Japan Post Insurance Co. Ltd. (Japan)	185,100	2,592,526
Lincoln National Corp.	3,300	144,903
Loews Corp.	4,000	199,360
Manulife Financial Corp. (Canada)	48,531	761,684
Marsh & McLennan Cos., Inc.	54,231	8,096,146
Medibank Private Ltd. (Australia)	148,869	332,746
MetLife, Inc.	98,350	5,977,713
MS&AD Insurance Group Holdings, Inc. (Japan)	137,600	3,644,023
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,425	824,468
NN Group NV (Netherlands)	123,967	4,821,565
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	147,500	735,847
Poste Italiane SpA (Italy), 144A	202,654	1,531,053
Principal Financial Group, Inc.(a)	4,500	324,675
Progressive Corp. (The)	69,367	8,061,139
Reinsurance Group of America, Inc.	21,500	2,704,915
RenaissanceRe Holdings Ltd. (Bermuda)	5,723	803,452
Sampo OYJ (Finland) (Class A Stock)	55,015	2,348,680
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	4,055	518,628
Sompo Holdings, Inc. (Japan)	89,800	3,593,019
Tokio Marine Holdings, Inc. (Japan)	10,500	186,618
Travelers Cos., Inc. (The)	4,200	643,440
Unum Group	36,100	1,400,680
W.R. Berkley Corp.	4,000	258,320
Willis Towers Watson PLC(a)	3,381	679,378
Zurich Insurance Group AG (Switzerland)	7,718	3,076,787
		95,093,096
Interactive Media & Services — 1.3%
Alphabet, Inc. (Class A Stock)*	415,044	39,698,958
Alphabet, Inc. (Class C Stock)*	308,700	29,681,505
carsales.com Ltd. (Australia)	17,961	214,244
Match Group, Inc.*	4,900	233,975
Meta Platforms, Inc. (Class A Stock)*	172,800	23,445,504
Snap, Inc. (Class A Stock)*	16,588	162,894
Tencent Holdings Ltd. (China)	19,100	645,128
Twitter, Inc.*	11,700	512,928
		94,595,136
Internet & Direct Marketing Retail — 0.9%
Alibaba Group Holding Ltd. (China)*	48,400	483,000

A7

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Internet & Direct Marketing Retail (cont’d.)
Amazon.com, Inc.*	533,117	$60,242,221
eBay, Inc.	9,800	360,738
Etsy, Inc.*	2,200	220,286
JD.com, Inc. (China), ADR(a)	5,006	251,802
JD.com, Inc. (China) (Class A Stock)	12,185	307,405
MercadoLibre, Inc. (Brazil)*	2,908	2,407,184
ZOZO, Inc. (Japan)	18,300	366,323
		64,638,959
IT Services — 1.4%
Accenture PLC (Class A Stock)	31,731	8,164,386
Adyen NV (Netherlands), 144A*	1,278	1,593,873
Akamai Technologies, Inc.*(a)	2,800	224,896
Amadeus IT Group SA (Spain)*	8,499	394,036
Amdocs Ltd.	5,100	405,195
Automatic Data Processing, Inc.	40,900	9,251,171
Broadridge Financial Solutions, Inc.	8,600	1,241,152
Capgemini SE (France)	25,243	4,041,418
Cognizant Technology Solutions Corp. (Class A Stock)	52,800	3,032,832
Computershare Ltd. (Australia)	171,240	2,731,291
Concentrix Corp.	3,400	379,542
Dlocal Ltd. (Uruguay)*(a)	34,336	704,575
DXC Technology Co.*	4,100	100,368
Edenred (France)	12,331	568,098
EPAM Systems, Inc.*	11,600	4,201,404
Fidelity National Information Services, Inc.	12,613	953,164
Fiserv, Inc.*	10,900	1,019,913
FleetCor Technologies, Inc.*	1,300	229,021
Fujitsu Ltd. (Japan)	5,700	625,017
Gartner, Inc.*	3,091	855,249
Global Payments, Inc.	4,700	507,835
Globant SA*(a)	8,231	1,539,855
GMO Payment Gateway, Inc. (Japan)	4,036	276,672
GoDaddy, Inc. (Class A Stock)*	41,600	2,948,608
International Business Machines Corp.	75,239	8,939,146
Itochu Techno-Solutions Corp. (Japan)	10,000	234,412
Jack Henry & Associates, Inc.	1,200	218,724
Mastercard, Inc. (Class A Stock)	77,651	22,079,285
Nomura Research Institute Ltd. (Japan)	16,000	390,772
NTT Data Corp. (Japan)	317,800	4,105,056
Otsuka Corp. (Japan)	8,400	261,974
Paychex, Inc.	5,500	617,155
PayPal Holdings, Inc.*	19,700	1,695,579
Shift4 Payments, Inc. (Class A Stock)*	4,770	212,790
Snowflake, Inc. (Class A Stock)*	1,249	212,280
SS&C Technologies Holdings, Inc.	41,400	1,976,850
TIS, Inc. (Japan)	10,800	286,737
VeriSign, Inc.*	1,600	277,920
Visa, Inc. (Class A Stock)(a)	109,984	19,538,658
		107,036,909
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	9,700	632,132
Hasbro, Inc.	2,300	155,066
Sankyo Co. Ltd. (Japan)	15,600	472,315
	Shares	Value

Common Stocks (continued)
Leisure Products (cont’d.)
Sega Sammy Holdings, Inc. (Japan)	9,900	$134,834
Shimano, Inc. (Japan)	3,400	531,981
		1,926,328
Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.	39,200	4,764,760
Avantor, Inc.*	163,300	3,200,680
Bio-Rad Laboratories, Inc. (Class A Stock)*	400	166,856
Bio-Techne Corp.	700	198,800
Charles River Laboratories International, Inc.*	800	157,440
Danaher Corp.	27,877	7,200,350
Eurofins Scientific SE (Luxembourg)	15,535	922,225
ICON PLC*	5,467	1,004,725
Illumina, Inc.*	2,600	496,054
IQVIA Holdings, Inc.*	30,900	5,597,226
Lonza Group AG (Switzerland)	1,815	883,708
Mettler-Toledo International, Inc.*	380	411,966
PerkinElmer, Inc.	2,200	264,726
Thermo Fisher Scientific, Inc.	15,866	8,047,076
Waters Corp.*	1,000	269,530
West Pharmaceutical Services, Inc.	1,300	319,904
		33,906,026
Machinery — 0.8%
Aalberts NV (Netherlands)	11,097	361,907
AGCO Corp.	38,000	3,654,460
Alfa Laval AB (Sweden)	12,275	304,383
Atlas Copco AB (Sweden) (Class A Stock)	124,816	1,160,085
Atlas Copco AB (Sweden) (Class B Stock)	82,252	681,788
Caterpillar, Inc.	29,314	4,809,841
Cummins, Inc.	2,300	468,073
Deere & Co.	21,760	7,265,446
Dover Corp.	12,675	1,477,652
Epiroc AB (Sweden) (Class A Stock)	57,731	825,871
Esab Corp.	55,800	1,861,488
FANUC Corp. (Japan)	9,100	1,277,770
Fortive Corp.	19,640	1,145,012
GEA Group AG (Germany)	36,475	1,180,439
Haitian International Holdings Ltd. (China)	70,000	132,467
Hitachi Construction Machinery Co. Ltd. (Japan)	108,600	2,018,304
Hoshizaki Corp. (Japan)	32,000	892,493
IDEX Corp.	7,300	1,458,905
Illinois Tool Works, Inc.(a)	4,700	849,055
Ingersoll Rand, Inc.	7,000	302,820
Komatsu Ltd. (Japan)	44,400	808,449
MISUMI Group, Inc. (Japan)	14,200	305,760
Mitsubishi Heavy Industries Ltd. (Japan)	15,000	498,889
NGK Insulators Ltd. (Japan)	93,800	1,167,504
Nordson Corp.	800	169,816
OSG Corp. (Japan)	30,100	372,322

A8

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Otis Worldwide Corp.	34,516	$2,202,121
PACCAR, Inc.	60,200	5,038,138
Parker-Hannifin Corp.	24,019	5,820,044
Pentair PLC	2,900	117,827
SMC Corp. (Japan)	11,500	4,680,160
Snap-on, Inc.	900	181,215
Spirax-Sarco Engineering PLC (United Kingdom)	3,502	402,566
Stanley Black & Decker, Inc.	2,500	188,025
Timken Co. (The)	12,200	720,288
Toyota Industries Corp. (Japan)	7,000	334,395
VAT Group AG (Switzerland), 144A	1,326	269,084
Volvo AB (Sweden) (Class B Stock)	75,510	1,068,540
Westinghouse Air Brake Technologies Corp.	9,097	740,041
Xylem, Inc.	3,100	270,816
		57,484,259
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	167	295,049
AP Moller - Maersk A/S (Denmark) (Class B Stock)	2,189	3,977,914
Kuehne + Nagel International AG (Switzerland)	15,185	3,092,151
Nippon Yusen KK (Japan)	22,800	387,004
SITC International Holdings Co. Ltd. (China)	982,000	1,800,924
ZIM Integrated Shipping Services Ltd. (Israel)(a)	9,600	225,600
		9,778,642
Media — 0.3%
Charter Communications, Inc. (Class A Stock)*(a)	1,800	546,030
Comcast Corp. (Class A Stock)	323,727	9,494,913
Dentsu Group, Inc. (Japan)	24,300	690,789
DISH Network Corp. (Class A Stock)*	5,200	71,916
Fox Corp. (Class A Stock)	47,000	1,441,960
Fox Corp. (Class B Stock)	2,700	76,950
Informa PLC (United Kingdom)	72,685	415,460
Interpublic Group of Cos., Inc. (The)	6,900	176,640
News Corp. (Class A Stock)	7,300	110,303
News Corp. (Class B Stock)	2,500	38,550
Omnicom Group, Inc.	3,600	227,124
Paramount Global (Class B Stock)(a)	9,100	173,264
Publicis Groupe SA (France)	95,118	4,506,947
WPP PLC (United Kingdom)	460,462	3,801,203
		21,772,049
Metals & Mining — 0.4%
ArcelorMittal SA (Luxembourg)	222,258	4,422,559
Barrick Gold Corp. (Canada)	48,053	744,821
BHP Group Ltd. (Australia)	247,260	6,146,422
BlueScope Steel Ltd. (Australia)	402,668	3,910,569
Fortescue Metals Group Ltd. (Australia)	82,859	889,521
Freeport-McMoRan, Inc.	24,900	680,517
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Glencore PLC (Australia)	680,023	$3,573,532
Newmont Corp.	13,800	580,014
Nippon Steel Corp. (Japan)	38,700	537,089
Norsk Hydro ASA (Norway)	68,310	366,546
Nucor Corp.	4,400	470,756
Rio Tinto Ltd. (Australia)	18,421	1,114,330
Rio Tinto PLC (Australia)	34,556	1,869,683
South32 Ltd. (Australia)	216,964	515,053
Steel Dynamics, Inc.	45,300	3,214,035
Sumitomo Metal Mining Co. Ltd. (Japan)	11,600	332,416
		29,367,863
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Rithm Capital Corp.	45,800	335,256
Multiline Retail — 0.2%
Dollar General Corp.	51,882	12,444,417
Dollar Tree, Inc.*	3,600	489,960
Dollarama, Inc. (Canada)	3,858	221,479
Macy’s, Inc.	149,300	2,339,531
Target Corp.	8,000	1,187,120
Wesfarmers Ltd. (Australia)	8,240	225,269
		16,907,776
Multi-Utilities — 0.5%
Ameren Corp.	15,361	1,237,328
CenterPoint Energy, Inc.	214,808	6,053,289
CMS Energy Corp.	72,192	4,204,462
Consolidated Edison, Inc.	6,200	531,712
Dominion Energy, Inc.	56,971	3,937,266
DTE Energy Co.	49,276	5,669,204
E.ON SE (Germany)	637,126	4,894,895
Engie SA (France)	210,871	2,427,102
NiSource, Inc.	7,100	178,849
Public Service Enterprise Group, Inc.	16,700	939,041
Sempra Energy	41,700	6,252,498
WEC Energy Group, Inc.	5,400	482,922
		36,808,568
Oil, Gas & Consumable Fuels — 2.0%
Antero Resources Corp.*	11,800	360,254
APA Corp.	5,700	194,883
BP PLC (United Kingdom)	903,124	4,315,479
Canadian Natural Resources Ltd. (Canada)	2,837	132,059
Cenovus Energy, Inc. (Canada)	26,984	414,522
Cheniere Energy, Inc.	42,489	7,049,350
Chevron Corp.	149,759	21,515,876
China Petroleum & Chemical Corp. (China) (Class H Stock)	1,336,000	570,508
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	151,000	449,324
ConocoPhillips	169,655	17,362,493
Coterra Energy, Inc.	14,100	368,292
Devon Energy Corp.	10,900	655,417
Diamondback Energy, Inc.	30,118	3,628,014
Enbridge, Inc. (Canada)(a)	69,181	2,566,615

A9

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Eni SpA (Italy)	570,617	$6,064,916
EOG Resources, Inc.	24,969	2,789,786
EQT Corp.	6,000	244,500
Equinor ASA (Norway)	179,919	5,933,501
Exxon Mobil Corp.	277,010	24,185,743
Hess Corp.	14,419	1,571,527
Inpex Corp. (Japan)	464,300	4,330,566
Kinder Morgan, Inc.(a)	34,000	565,760
LUKOIL PJSC (Russia), ADR^	9,456	1
Marathon Oil Corp.	11,900	268,702
Marathon Petroleum Corp.	27,800	2,761,374
New Fortress Energy, Inc.(a)	34,300	1,499,253
Occidental Petroleum Corp.	12,900	792,705
ONEOK, Inc.	7,700	394,548
Ovintiv, Inc.	44,800	2,060,800
PDC Energy, Inc.	6,054	349,861
Phillips 66	16,100	1,299,592
Pioneer Natural Resources Co.	27,377	5,927,942
Shell PLC (Netherlands)	431,824	10,712,660
Suncor Energy, Inc. (Canada)	29,689	836,068
TotalEnergies SE (France)	80,508	3,776,999
Valero Energy Corp.	73,230	7,824,626
Williams Cos., Inc. (The)	150,856	4,319,007
		148,093,523
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	66,000	244,903
Stora Enso OYJ (Finland) (Class R Stock)	147,720	1,876,553
		2,121,456
Personal Products — 0.3%
Amorepacific Corp. (South Korea)	3,967	279,710
Coty, Inc. (Class A Stock)*	65,500	413,960
Estee Lauder Cos., Inc. (The) (Class A Stock)	3,800	820,420
Haleon PLC (United Kingdom)*	240,341	749,375
Kao Corp. (Japan)	26,600	1,082,363
L’Oreal SA (France)	19,370	6,193,404
Unilever PLC (United Kingdom)	209,226	9,193,360
		18,732,592
Pharmaceuticals — 2.5%
Astellas Pharma, Inc. (Japan)	85,400	1,131,319
AstraZeneca PLC (United Kingdom)	56,322	6,191,448
AstraZeneca PLC (United Kingdom), ADR	72,573	3,979,903
Bayer AG (Germany)	92,343	4,254,662
Bristol-Myers Squibb Co.	371,782	26,429,983
Catalent, Inc.*	3,200	231,552
Chugai Pharmaceutical Co. Ltd. (Japan)	53,500	1,336,595
Eisai Co. Ltd. (Japan)	12,000	643,909
Eli Lilly & Co.	63,340	20,480,989
GSK PLC	454,358	6,562,160
Ipsen SA (France)	28,350	2,623,796
Jazz Pharmaceuticals PLC*	22,100	2,945,709
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Johnson & Johnson	136,861	$22,357,613
Kalbe Farma Tbk PT (Indonesia)	1,333,200	159,909
Kyowa Kirin Co. Ltd. (Japan)	23,500	540,317
Merck & Co., Inc.	166,641	14,351,123
Merck KGaA (Germany)	5,964	965,457
Novartis AG (Switzerland)	151,106	11,519,867
Novo Nordisk A/S (Denmark), ADR	2,406	239,710
Novo Nordisk A/S (Denmark) (Class B Stock)	125,569	12,508,908
Ono Pharmaceutical Co. Ltd. (Japan)	52,900	1,235,677
Organon & Co.	4,700	109,980
Pfizer, Inc.	418,695	18,322,093
Roche Holding AG	50,423	16,414,339
Sanofi (France)	107,277	8,168,770
Santen Pharmaceutical Co. Ltd. (Japan)	85,400	574,010
Shionogi & Co. Ltd. (Japan)	12,600	608,506
Takeda Pharmaceutical Co. Ltd. (Japan)	71,300	1,851,505
Viatris, Inc.	22,400	190,848
Zoetis, Inc.	8,000	1,186,320
		188,116,977
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	32,592	3,009,871
CoStar Group, Inc.*	82,200	5,725,230
Equifax, Inc.	2,100	360,003
Experian PLC (United Kingdom)	10,635	311,314
Jacobs Solutions, Inc.	2,300	249,527
KBR, Inc.	10,678	461,503
Leidos Holdings, Inc.	17,987	1,573,323
Nielsen Holdings PLC	6,700	185,724
Persol Holdings Co. Ltd. (Japan)	25,100	464,311
Randstad NV (Netherlands)(a)	16,868	728,037
Robert Half International, Inc.	1,900	145,350
Verisk Analytics, Inc.	2,700	460,431
Wolters Kluwer NV (Netherlands)	56,743	5,525,271
		19,199,895
Real Estate Management & Development — 0.1%
Capitaland India Trust (Singapore), UTS	231,000	168,241
Capitaland Investment Ltd. (Singapore)	127,500	306,748
CBRE Group, Inc. (Class A Stock)*	5,500	371,305
City Developments Ltd. (Singapore)	275,100	1,449,812
CK Asset Holdings Ltd. (Hong Kong)	479,500	2,878,625
Daito Trust Construction Co. Ltd. (Japan)	3,600	336,752
Emaar Properties PJSC (United Arab Emirates)	234,606	368,127
LEG Immobilien SE (Germany)	5,549	331,218
New World Development Co. Ltd. (Hong Kong)	75,000	213,007
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	68,000	308,270
		6,732,105

A10

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Road & Rail — 0.3%
CSX Corp.	36,400	$969,696
J.B. Hunt Transport Services, Inc.	2,587	404,659
Norfolk Southern Corp.	18,286	3,833,660
Old Dominion Freight Line, Inc.	1,500	373,155
Ryder System, Inc.	31,600	2,385,484
Sankyu, Inc. (Japan)	12,500	363,013
TFI International, Inc. (Canada)(a)	12,240	1,107,475
Uber Technologies, Inc.*	32,243	854,439
Union Pacific Corp.	58,738	11,443,337
XPO Logistics, Inc.*	60,200	2,680,104
		24,415,022
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	60,030	3,803,501
Advantest Corp. (Japan)	5,400	249,376
Analog Devices, Inc.	19,969	2,782,480
Applied Materials, Inc.	42,500	3,482,025
ASML Holding NV (Netherlands)	18,880	7,821,589
ASML Holding NV (Netherlands)	1,004	417,011
Broadcom, Inc.	35,160	15,611,392
Cirrus Logic, Inc.*	8,000	550,400
Enphase Energy, Inc.*	25,733	7,140,135
Infineon Technologies AG (Germany)	65,608	1,435,768
Intel Corp.	337,100	8,687,067
KLA Corp.	2,300	696,049
Lam Research Corp.	3,413	1,249,158
Lattice Semiconductor Corp.*	55,500	2,731,155
Microchip Technology, Inc.	84,500	5,157,035
Micron Technology, Inc.	101,100	5,065,110
MKS Instruments, Inc.	16,600	1,371,824
Monolithic Power Systems, Inc.	700	254,380
Novatek Microelectronics Corp. (Taiwan)	23,000	157,415
NVIDIA Corp.	107,859	13,093,004
NXP Semiconductors NV (China)	39,455	5,820,007
ON Semiconductor Corp.*	7,500	467,475
Qorvo, Inc.*	1,700	134,997
QUALCOMM, Inc.	102,192	11,545,652
Rohm Co. Ltd. (Japan)	13,300	871,632
Skyworks Solutions, Inc.	2,700	230,229
SolarEdge Technologies, Inc.*	800	185,168
STMicroelectronics NV (Singapore)	70,301	2,184,763
SUMCO Corp. (Japan)	19,000	221,370
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	36,523	2,504,017
Teradyne, Inc.	12,034	904,355
Texas Instruments, Inc.	36,168	5,598,083
		112,423,622
Software — 2.6%
Adobe, Inc.*	36,660	10,088,832
ANSYS, Inc.*	1,400	310,380
Atlassian Corp. PLC (Class A Stock)*	10,076	2,121,905
Autodesk, Inc.*	23,400	4,371,120
Cadence Design Systems, Inc.*	35,900	5,867,137
Ceridian HCM Holding, Inc.*	2,400	134,112
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*	5,879	$658,566
Citrix Systems, Inc.	2,000	208,000
Constellation Software, Inc. (Canada)	599	833,483
Crowdstrike Holdings, Inc. (Class A Stock)*	27,000	4,449,870
CyberArk Software Ltd.*	7,426	1,113,454
Dassault Systemes SE (France)	241,177	8,326,654
Fortinet, Inc.*	11,400	560,082
Intuit, Inc.	4,760	1,843,643
Microsoft Corp.	479,812	111,748,215
NortonLifeLock, Inc.	10,400	209,456
Oracle Corp.	119,700	7,310,079
Paycom Software, Inc.*	16,200	5,345,838
Paylocity Holding Corp.*	7,600	1,836,008
PTC, Inc.*	1,800	188,280
Roper Technologies, Inc.	14,200	5,106,888
Salesforce, Inc.*	46,916	6,748,397
SAP SE (Germany)	4,503	366,973
ServiceNow, Inc.*	4,480	1,691,693
Smartsheet, Inc. (Class A Stock)*	6,204	213,169
Synopsys, Inc.*	22,400	6,843,424
Trend Micro, Inc. (Japan)	6,200	333,949
Tyler Technologies, Inc.*	620	215,450
WiseTech Global Ltd. (Australia)	27,720	905,683
		189,950,740
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	5,547	867,218
AutoNation, Inc.*(a)	16,400	1,670,668
AutoZone, Inc.*	630	1,349,416
Bath & Body Works, Inc.	68,800	2,242,880
Best Buy Co., Inc.(a)	29,516	1,869,543
CarMax, Inc.*(a)	2,800	184,856
Chow Tai Fook Jewellery Group Ltd. (China)	1,353,400	2,543,550
Fast Retailing Co. Ltd. (Japan)	2,800	1,483,844
Home Depot, Inc. (The)	59,675	16,466,720
Industria de Diseno Textil SA (Spain)	226,103	4,666,006
JD Sports Fashion PLC (United Kingdom)	2,770,159	3,051,825
Lithia Motors, Inc.	5,700	1,222,935
Lowe’s Cos., Inc.	36,816	6,914,413
O’Reilly Automotive, Inc.*	3,323	2,337,232
Penske Automotive Group, Inc.(a)	6,200	610,266
Ross Stores, Inc.	6,100	514,047
TJX Cos., Inc. (The)	68,362	4,246,647
Tractor Supply Co.	1,900	353,172
Ulta Beauty, Inc.*	7,400	2,968,806
USS Co. Ltd. (Japan)	170,800	2,637,856
		58,201,900
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	914,983	126,450,650
Brother Industries Ltd. (Japan)	31,500	544,212
Dell Technologies, Inc. (Class C Stock)	87,100	2,976,207
Hewlett Packard Enterprise Co.	53,800	644,524

A11

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Technology Hardware, Storage & Peripherals (cont’d.)
HP, Inc.	15,900	$396,228
NetApp, Inc.	3,900	241,215
Pure Storage, Inc. (Class A Stock)*	118,200	3,235,134
Samsung Electronics Co. Ltd. (South Korea)	22,651	831,728
Seagate Technology Holdings PLC(a)	11,738	624,814
Seiko Epson Corp. (Japan)	16,800	229,395
Western Digital Corp.*	5,500	179,025
		136,353,132
Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)	13,263	641,414
Burberry Group PLC (United Kingdom)	28,879	576,872
Capri Holdings Ltd.*	14,200	545,848
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	54,296	5,125,294
Deckers Outdoor Corp.*	3,500	1,094,135
Hermes International (France)	5,096	5,993,510
Lululemon Athletica, Inc.*	14,136	3,951,860
LVMH Moet Hennessy Louis Vuitton SE (France)	27,889	16,442,652
Moncler SpA (Italy)	9,504	387,996
NIKE, Inc. (Class B Stock)	43,159	3,587,376
PVH Corp.	46,900	2,101,120
Ralph Lauren Corp.(a)	3,238	275,003
Tapestry, Inc.	4,700	133,621
VF Corp.(a)	5,900	176,469
		41,033,170
Tobacco — 0.4%
Altria Group, Inc.	30,600	1,235,628
British American Tobacco PLC (United Kingdom)	251,397	9,014,477
Imperial Brands PLC (United Kingdom)	88,699	1,823,906
Japan Tobacco, Inc. (Japan)	329,600	5,416,237
Philip Morris International, Inc.	117,770	9,776,088
		27,266,336
Trading Companies & Distributors — 0.4%
Ashtead Group PLC (United Kingdom)	55,260	2,481,717
Brenntag SE (Germany)	23,958	1,448,309
Bunzl PLC (United Kingdom)	16,352	499,603
Core & Main, Inc. (Class A Stock)*	9,945	226,149
Fastenal Co.	10,000	460,400
Howden Joinery Group PLC (United Kingdom)	65,456	365,673
IMCD NV (Netherlands)	2,880	341,457
Marubeni Corp. (Japan)	543,800	4,744,923
Mitsubishi Corp. (Japan)	60,000	1,641,014
Mitsui & Co. Ltd. (Japan)	275,600	5,864,706
Sumitomo Corp. (Japan)	370,100	4,572,356
Toromont Industries Ltd. (Canada)	7,688	535,185
United Rentals, Inc.*	1,100	297,132
Univar Solutions, Inc.*	113,900	2,590,086
W.W. Grainger, Inc.(a)	1,860	909,894
WESCO International, Inc.*	26,400	3,151,632
		30,130,236
	Shares	Value

Common Stocks (continued)
Water Utilities — 0.0%
American Water Works Co., Inc.	3,000	$390,480
Essential Utilities, Inc.	34,400	1,423,472
		1,813,952
Wireless Telecommunication Services — 0.2%
KDDI Corp. (Japan)	30,900	903,401
Rogers Communications, Inc. (Canada) (Class B Stock)(a)	42,746	1,647,431
SoftBank Group Corp. (Japan)	183,200	6,208,852
T-Mobile US, Inc.*	34,400	4,615,448
Vodafone Group PLC (United Kingdom)	362,961	406,225
		13,781,357

Total Common Stocks (cost $3,444,430,734)		2,884,708,244
Exchange-Traded Funds — 3.3%
iShares Core S&P 500 ETF(a)	57,200	20,514,780
iShares Core U.S. Aggregate Bond ETF	368,009	35,453,987
iShares iBoxx $ Investment Grade Corporate Bond ETF	293,711	30,090,692
iShares MSCI EAFE ETF(a)	241,850	13,546,019
iShares Russell 1000 Growth ETF	179,925	37,856,220
iShares Russell 1000 Value ETF	218,575	29,724,014
SPDR S&P 500 ETF Trust	167,675	59,890,157
Vanguard Total Bond Market ETF	228,216	16,278,647

Total Exchange-Traded Funds (cost $294,793,496)		243,354,516
Preferred Stocks — 0.1%
Automobiles — 0.1%
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC)*	4,279	345,975
Porsche Automobil Holding SE (Germany) (PRFC)	59,454	3,349,823
Volkswagen AG (Germany) (PRFC)	9,120	1,114,391
		4,810,189
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)	7,922	2,740,254
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	121,300	549,570

Total Preferred Stocks (cost $10,155,660)		8,100,013

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 6.0%
Automobiles — 0.1%
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	165	163,529

A12

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Chesapeake Funding II LLC,
Series 2021-01A, Class A1, 144A
0.470%	04/15/33		546	$535,150
Credit Acceptance Auto Loan Trust,
Series 2021-02A, Class A, 144A
0.960%	02/15/30		867	826,741
Exeter Automobile Receivables Trust,
Series 2018-03A, Class D, 144A
4.350%	06/17/24		137	136,815
Series 2021-01A, Class B
0.500%	02/18/25		97	96,916
Series 2021-03A, Class D
1.550%	06/15/27		1,000	915,831
Flagship Credit Auto Trust,
Series 2020-04, Class A, 144A
0.530%	04/15/25		162	161,467
Series 2021-01, Class A, 144A
0.310%	06/16/25		359	356,089
Ford Auto Securitization Trust (Canada),
Series 2021-AA, Class C, 144A
2.700%	04/15/29	CAD	500	332,425
Ford Credit Auto Owner Trust,
Series 2020-02, Class B, 144A
1.490%	04/15/33		160	141,123
Ford Credit Floorplan Master Owner Trust A,
Series 2020-01, Class D
2.120%	09/15/25		454	434,893
GLS Auto Receivables Trust,
Series 2021-02A, Class A, 144A
0.310%	11/15/24		74	73,322
JPMorgan Chase Bank, NA,
Series 2021-01, Class D, 144A
1.174%	09/25/28		175	168,632
Series 2021-03, Class D, 144A
1.009%	02/26/29		173	163,726
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27		430	408,501
Santander Drive Auto Receivables Trust,
Series 2021-01, Class D
1.130%	11/16/26		345	329,915
Series 2021-02, Class D
1.350%	07/15/27		190	179,041
Westlake Automobile Receivables Trust,
Series 2019-02A, Class E, 144A
4.020%	04/15/25		795	791,666
Series 2020-03A, Class A2, 144A
0.560%	05/15/24		11	11,366
Series 2021-02A, Class A2A, 144A
0.320%	04/15/25		254	251,092
Series 2021-02A, Class B, 144A
0.620%	07/15/26		337	325,454
Wheels SPV 2 LLC,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.000%)
3.273%(c)	08/20/29		1,334	1,323,068
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		300	$271,766
				8,398,528
Collateralized Debt Obligation — 0.0%
Arbor Realty Commercial Real Estate Notes Ltd. (Cayman Islands),
Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)
3.735%(c)	01/15/37		1,200	1,167,925
Collateralized Loan Obligations — 5.8%
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
4.100%(c)	04/20/32		4,395	4,309,897
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.883%(c)	10/25/33		2,080	2,017,658
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.612%(c)	07/15/31		1,465	1,420,435
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.920%(c)	10/20/34		7,500	7,174,065
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.015%(c)	04/25/34	EUR	2,418	2,213,103
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	8,063	7,568,778
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2017-02A, Class BR2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.383%(c)	07/25/34		1,491	1,412,906
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32		11,595	11,212,161
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35		15,000	14,293,536
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	01/20/32		10,000	9,675,000
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.522%(c)	10/15/33		810	785,089

A13

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	01/20/34		10,450	$10,059,759
Battalion CLO Ltd.,
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
4.012%(c)	05/17/31		1,465	1,432,311
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34		22,225	21,316,464
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
4.104%(c)	08/20/32		21,750	21,103,551
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,930	2,784,880
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	12,510	11,369,625
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
3.878%(c)	01/25/33		15,000	14,446,297
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	01/20/35		6,340	6,094,833
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34		3,519	3,382,594
CIFC Funding Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.740%(c)	04/18/31		972	947,898
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/20/31		2,054	2,005,017
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	07/15/34		3,811	3,648,584
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
1.383%(c)	08/26/32	EUR	10,350	9,708,003
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		639	630,586
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.632%(c)	07/15/31		2,930	2,858,678
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		15,000	$14,370,343
Elmwood CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.752%(c)	04/15/33		1,297	1,259,665
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.916%(c)	10/29/29		330	325,645
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31		4,395	4,278,968
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	04/15/34		2,930	2,814,685
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/31		2,346	2,273,828
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
4.056%(c)	04/15/33		2,930	2,822,595
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.045%(c)	04/25/34	EUR	1,465	1,341,719
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31		382	374,066
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.878%(c)	10/19/28		1,063	1,048,354
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
3.792%(c)	04/21/31		1,621	1,585,709
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	3,519	3,329,211
Jamestown CLO Ltd. (Cayman Islands),
Series 2018-06RA, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.933%(c)	04/25/30		690	678,957
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		12,080	11,569,955
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.760%(c)	10/17/31		2,655	2,574,831

A14

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	10/20/34	22,750	$21,867,289
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/32	2,770	2,673,687
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
3.262%(c)	04/15/29	1,732	1,694,358
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	04/25/32	2,054	2,002,697
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.540%(c)	01/18/28	862	851,011
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	21,750	20,852,823
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.423%(c)	10/12/30	2,346	2,305,570
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.632%(c)	07/15/31	2,930	2,851,584
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.805%(c)	10/13/27	318	311,468
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.869%(c)	04/22/30	21,500	20,943,976
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.732%(c)	10/15/34	5,000	4,795,803
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.846%(c)	04/26/31	4,427	4,332,580
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.820%(c)	04/17/31	7,222	7,034,299
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.750%(c)	07/17/29	2,247	2,222,761
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	10/20/31	10,000	9,716,683
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.032%(c)	10/30/30	3,556	3,504,461
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.532%(c)	04/15/31		1,365	$1,327,874
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.870%(c)	01/17/31		1,173	1,152,980
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.840%(c)	07/16/31		1,757	1,709,240
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
4.560%(c)	07/20/34		810	771,769
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	10/15/34		7,500	7,178,215
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.662%(c)	07/15/31		2,930	2,850,172
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	10/20/31		4,395	4,266,547
Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/34		7,500	7,214,581
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.893%(c)	04/25/31		4,395	4,308,779
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.836%(c)	01/26/31		1,173	1,144,715
Series 2013-02RA, Class A1, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29		918	905,683
St. Pauls CLO (Netherlands),
Series 11A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.852%(c)	01/17/32	EUR	10,500	9,818,999
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.975%(c)	04/25/30	EUR	1,038	991,714
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
1.101%(c)	02/20/30	EUR	5,848	5,590,953
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.960%)
3.700%(c)	04/16/31		397	387,630

A15

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34	6,095	$5,820,339
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34	2,930	2,800,033
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30	1,818	1,792,689
Trimaran Cavu Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.993%(c)	04/23/32	3,465	3,378,230
Venture CLO Ltd. (Cayman Islands),
Series 2020-39A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	04/15/33	867	835,751
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31	1,627	1,589,545
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/17/31	2,566	2,496,920
Series 2019-XA, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)
3.880%(c)	07/20/32	3,977	3,841,836
Whitebox CLO Ltd. (Cayman Islands),
Series 2019-01A, Class ANAR, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.913%(c)	07/24/32	21,500	20,820,585
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	4,295	4,117,382
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29	1,916	1,890,498
			431,484,948
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-Z01, Class A, 144A
1.070%	08/15/25	454	440,467
Series 2021-Z02, Class A, 144A
1.170%	11/16/26	810	780,752
Series 2022-X01, Class A, 144A
1.750%	02/15/27	308	299,829
BHG Securitization Trust,
Series 2021-B, Class A, 144A
0.900%	10/17/34	166	157,475
Series 2022-A, Class A, 144A
1.710%	02/20/35	1,362	1,274,203
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		300	$291,842
Series 2021-01A, Class A, 144A
1.900%	11/20/31		255	214,240
Series 2021-02A, Class C, 144A
3.090%	04/20/32		300	227,584
Marlette Funding Trust,
Series 2021-03A, Class A, 144A
0.650%	12/15/31		285	280,644
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		300	264,112
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		139	138,708
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		155	143,911
SoFi Consumer Loan Program Trust,
Series 2021-01, Class B, 144A
1.300%	09/25/30		150	139,982
Series 2021-01, Class C, 144A
1.610%	09/25/30		200	180,867
Series 2021-01, Class D, 144A
2.040%	09/25/30		200	179,215
Upstart Securitization Trust,
Series 2021-04, Class A, 144A
0.840%	09/20/31		698	669,004
				5,682,835
Credit Cards — 0.0%
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/28	GBP	105	116,417
Equipment — 0.0%
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		265	243,111
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	05/25/34		25	22,917
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
4.584%(c)	03/25/43		14	13,132
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	09/25/34		21	19,494

A16

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	08/25/33		22	$21,977
				77,520
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58		81	79,076
Other — 0.0%
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24		590	546,670
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	02/25/34		6	5,359
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	10/25/34		17	16,154
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.134%(c)	11/25/34		10	10,114
LSF11 Boson Investments Sarl Compartment 2 (Spain),
Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.468%(c)	11/25/60	EUR	348	320,170
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
4.929%(c)	01/25/35		17	16,508
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.384%(c)	09/25/34		53	50,945
				419,250
Student Loans — 0.0%
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		24	23,936
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45		158	149,267
Series 2019-D, Class 1PT, 144A
3.085%(cc)	01/16/46		249	233,092
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45		227	207,120
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	115	$107,523
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	202	187,826
			908,764

Total Asset-Backed Securities (cost $477,240,989)			449,125,044
Commercial Mortgage-Backed Securities — 0.5%
20 Times Square Trust,
Series 2018-20TS, Class D, 144A
3.203%(cc)	05/15/35	300	288,583
Series 2018-20TS, Class E, 144A
3.203%(cc)	05/15/35	400	381,634
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	115	105,176
Series 2018-BN13, Class A4
3.953%	08/15/61	430	400,857
Series 2019-BN20, Class A2
2.758%	09/15/62	553	476,000
Series 2019-BN24, Class A3
2.960%	11/15/62	190	163,308
Series 2021-BN34, Class A5
2.438%	06/15/63	230	185,166
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	385	331,809
BPR Trust,
Series 2021-TY, Class B, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.968%(c)	09/15/38	1,200	1,135,833
Series 2021-TY, Class C, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
4.518%(c)	09/15/38	300	279,936
Series 2021-TY, Class D, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 2.350%)
5.168%(c)	09/15/38	600	560,565
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	1,070	907,479
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50	345	312,469
Series 2019-CD08, Class A3
2.657%	08/15/57	960	817,128
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49	381	346,892
Series 2016-C07, Class A2
3.585%	12/10/54	346	323,405
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class A4
4.131%	11/10/46	260	257,232

A17

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC31, Class A3
3.497%	06/10/48		788	$747,599
Series 2017-C04, Class A3
3.209%	10/12/50		375	342,971
Series 2019-GC41, Class A4
2.620%	08/10/56		385	324,461
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46		250	246,946
Series 2014-CR20, Class A3
3.326%	11/10/47		1,706	1,645,371
Series 2014-UBS04, Class A3
3.430%	08/10/47		81	81,121
Series 2014-UBS06, Class A4
3.378%	12/10/47		288	274,978
Series 2015-DC01, Class A4
3.078%	02/10/48		1,850	1,787,813
Series 2015-LC21, Class A3
3.445%	07/10/48		622	593,825
Series 2015-LC23, Class A3
3.521%	10/10/48		520	495,226
Series 2016-COR01, Class A3
2.826%	10/10/49		450	409,792
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A
3.953%	09/15/37		130	118,002
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57		1,510	1,434,439
Series 2017-CX10, Class A4
3.191%	11/15/50		295	268,608
Series 2018-CX12, Class A3
3.959%	08/15/51		270	253,675
Series 2019-C17, Class A4
2.763%	09/15/52		145	123,221
Deco DAC (United Kingdom),
Series 2019-RAM, Class A, SONIA + 2.007% (Cap N/A, Floor 2.007%)
3.899%(c)	08/07/30	GBP	1,498	1,594,524
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		430	391,543
DOLP Trust,
Series 2021-NYC, Class A, 144A
2.956%	05/10/41		195	156,462
FHLMC Multifamily Structured Pass-Through Certificates,
Series K040, Class X1, IO
0.835%(cc)	09/25/24		161	1,654
Series K052, Class X1, IO
0.773%(cc)	11/25/25		13,119	210,582
Series K055, Class X1, IO
1.482%(cc)	03/25/26		3,097	116,183
Series K097, Class X1, IO
1.218%(cc)	07/25/29		1,580	93,268
Series K131, Class X1, IO
0.830%(cc)	07/25/31		15,485	771,319
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series K736, Class X1, IO
1.414%(cc)	07/25/26		220	$8,502
Series K741, Class X1, IO
0.656%(cc)	12/25/27		215	5,226
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class D, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 2.100%)
4.918%(c)	10/15/36		350	325,702
Series 2021-IP, Class E, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 3.550%)
6.368%(c)	10/15/36		580	536,511
GS Mortgage Securities Trust,
Series 2014-GC26, Class A4
3.364%	11/10/47		208	198,881
Series 2019-GC42, Class A3
2.749%	09/01/52		850	725,831
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47		771	740,889
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)
5.458%(c)	06/15/38		1,150	1,068,308
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)
6.208%(c)	06/15/38		1,035	962,432
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.185%(c)	03/15/39		400	387,932
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
5.635%(c)	03/15/39		1,100	1,064,165
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A3
2.834%	05/15/46		401	396,848
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A4
3.596%	12/15/49		190	175,352
Series 2019-H07, Class A3
3.005%	07/15/52		65	56,090
Series 2021-L05, Class A4
2.728%	05/15/54		155	128,324
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month LIBOR + 1.948% (Cap N/A, Floor 1.948%)
4.766%(c)	10/15/36		1,953	1,749,730
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
4.061%(c)	08/17/31	GBP	1,812	1,864,188
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51		440	407,741
Series 2019-C16, Class A3
3.344%	04/15/52		385	340,999

A18

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A3
2.971%	04/10/46		221	$219,413
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50		87	85,200
Series 2015-LC20, Class A4
2.925%	04/15/50		1,850	1,749,291
Series 2017-C38, Class A4
3.190%	07/15/50		355	325,273
Series 2017-C41, Class A3
3.210%	11/15/50		575	520,778
Series 2019-C49, Class A3
3.749%	03/15/52		505	477,208
Series 2019-C52, Class A4
2.643%	08/15/52		245	209,708
Series 2021-C59, Class A5
2.626%	04/15/54		140	113,898

Total Commercial Mortgage-Backed Securities (cost $39,668,377)				34,601,475
Corporate Bonds — 5.3%
Aerospace & Defense — 0.1%
Airbus SE (France),
Sr. Unsec’d. Notes, EMTN
2.375%	04/07/32	EUR	240	207,059
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26		352	312,493
3.625%	02/01/31		1,480	1,226,984
5.705%	05/01/40		65	56,742
5.805%	05/01/50		55	47,861
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.125%	06/15/26(a)		180	164,700
7.500%	03/15/25		625	607,744
7.875%	04/15/27(a)		4,791	4,407,720
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.900%	06/15/32(a)		395	365,525
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40		296	277,087
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.375%	03/15/32		285	224,615
				7,898,530
Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	1,062	850,962
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.950%	06/15/25		830	789,609
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Gtd. Notes, EMTN
1.250%	03/13/27	EUR	1,385	$1,146,937
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		3,150	2,583,674
				5,371,182
Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		100	93,750
5.750%	04/20/29		115	100,336
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		925	905,927
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,955	1,744,318
4.625%	04/15/29		465	386,135
				3,230,466
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26		30	26,944
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		260	204,121
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)		2,570	2,405,194
				2,636,259
Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		1,000	720,260
4.750%	01/15/43		470	312,514
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		1,990	1,986,724
4.000%	11/13/30(a)		500	390,000
4.375%	08/06/23		200	197,320
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23		592	589,497
6.250%	10/02/43		765	665,876
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
4.810%	09/17/30		925	750,635
RCI Banque SA (France),
Sr. Unsec’d. Notes, EMTN
2.000%	07/11/24	EUR	1,645	1,557,420
4.750%	07/06/27	EUR	290	278,700

A19

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Stellantis Finance US, Inc.,
Gtd. Notes, 144A
2.691%	09/15/31		275	$196,571
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	06/30/25		340	332,224
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.250%	06/10/24	EUR	800	755,484
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	1,200	948,589
Volvo Car AB (Sweden),
Gtd. Notes, EMTN
2.500%	10/07/27	EUR	2,475	2,004,159
				11,685,973
Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		1,390	593,826
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		145	137,822
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		540	396,969
4.500%	02/15/32		450	325,920
5.625%	06/15/28(a)		650	541,583
				1,996,120
Banks — 0.9%
ABN AMRO Bank NV (Netherlands),
Covered Bonds, EMTN
0.400%	09/17/41	EUR	700	422,620
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	17,500	2,554,762
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
4.175%(ff)	03/24/28		400	361,139
5.147%	08/18/25		600	583,403
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		1,295	1,069,119
Jr. Sub. Notes, Series RR
4.375%(ff)	01/27/27(oo)		950	769,301
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		810	620,145
2.972%(ff)	02/04/33		10	7,834
4.827%(ff)	07/22/26		425	414,961
5.015%(ff)	07/22/33		230	213,968
Sr. Unsec’d. Notes, MTN
2.884%(ff)	10/22/30		535	439,135
3.194%(ff)	07/23/30		917	772,323
3.970%(ff)	03/05/29		1,995	1,799,939
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.271%(ff)	07/23/29		188	$171,515
Sub. Notes
2.482%(ff)	09/21/36		240	173,639
Sub. Notes, MTN
4.000%	01/22/25		1,200	1,162,197
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
3.450%	04/11/25		365	349,241
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
0.577%(ff)	08/09/29	EUR	200	150,138
BNP Paribas SA (France),
Sr. Unsec’d. Notes
1.875%	12/14/27	GBP	200	173,122
Sr. Unsec’d. Notes, 144A
2.159%(ff)	09/15/29		475	372,081
2.591%(ff)	01/20/28		960	825,958
Sr. Unsec’d. Notes, EMTN
0.500%(ff)	01/19/30	EUR	500	377,125
2.125%(ff)	01/23/27	EUR	1,400	1,276,420
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26		1,178	1,022,753
2.045%(ff)	10/19/27		790	666,223
CaixaBank SA (Spain),
Covered Bonds
1.000%	09/25/25	EUR	300	276,997
China Development Bank (China),
Sr. Unsec’d. Notes, EMTN
3.230%	11/27/25	CNH	1,270	179,632
Unsec’d. Notes
4.200%	01/19/27	CNH	1,000	147,068
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(a)(oo)		605	501,379
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		160	128,585
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)		610	514,719
Sr. Unsec’d. Notes
3.057%(ff)	01/25/33		45	35,486
3.980%(ff)	03/20/30		118	104,757
4.075%(ff)	04/23/29(a)		3,030	2,744,065
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		420	374,421
Sub. Notes
4.400%	06/10/25		1,200	1,166,800
Cooperatieve Rabobank UA (Netherlands),
Covered Bonds, EMTN
0.010%	07/02/30	EUR	600	465,650
0.125%	12/01/31	EUR	3,000	2,244,413
Sr. Unsec’d. Notes, GMTN
3.500%	12/14/26	AUD	400	232,014
Credit Agricole SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	04/20/28	EUR	900	710,706

A20

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
2.875%(ff)	04/02/32	EUR	530	$401,880
Sr. Unsec’d. Notes, 144A
6.537%(ff)	08/12/33		325	291,992
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/33	EUR	495	289,450
Danske Bank A/S (Denmark),
Sub. Notes, EMTN
2.500%(ff)	06/21/29	EUR	1,620	1,510,563
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.552%(ff)	01/07/28		620	507,975
Sr. Unsec’d. Notes, EMTN
0.750%(ff)	02/17/27	EUR	1,400	1,171,583
Sub. Notes
3.742%(ff)	01/07/33		4,040	2,647,978
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	1,000	135,864
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
3.050%	02/26/30	AUD	940	510,526
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	600	377,266
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.500%	07/02/25	CNH	2,200	305,294
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)		130	120,975
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		560	445,004
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		925	782,485
1.992%(ff)	01/27/32		1,465	1,083,797
2.650%(ff)	10/21/32		365	279,654
3.375%	03/27/25	EUR	1,378	1,343,474
3.850%	01/26/27		689	642,328
4.482%(ff)	08/23/28		425	399,202
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.000%(ff)	07/22/28	GBP	1,385	1,256,468
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
0.250%(ff)	02/18/29	EUR	600	464,221
3.869%(ff)	03/28/26		410	388,165
4.017%(ff)	03/28/28		585	533,613
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		1,295	1,126,506
Sr. Unsec’d. Notes
0.991%(ff)	04/28/26	GBP	700	675,558
2.069%(ff)	06/01/29		3,345	2,715,576
2.545%(ff)	11/08/32		650	494,122
2.580%(ff)	04/22/32		182	140,850
3.702%(ff)	05/06/30		311	271,980
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
4.452%(ff)	12/05/29		389	$355,825
4.851%(ff)	07/25/28		425	407,778
4.912%(ff)	07/25/33		185	170,853
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	04/23/25	EUR	1,086	1,014,216
Gov’t. Gtd. Notes, EMTN
0.875%	07/04/39	EUR	1,215	865,988
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	600	533,380
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	925	780,244
3.620%(ff)	04/17/25		455	441,786
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		100	56,207
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		910	736,700
4.431%(ff)	01/23/30		1	920
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		235	185,738
3.622%(ff)	04/01/31		214	184,242
Sub. Notes
2.484%(ff)	09/16/36		550	394,113
NatWest Group PLC (United Kingdom),
Sub. Notes
3.622%(ff)	08/14/30	GBP	900	886,128
Nederlandse Waterschapsbank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.000%	11/16/26	EUR	5,186	4,534,642
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
1.625%	09/22/25		250	225,203
3.800%	06/17/25	CNH	1,000	138,455
Gtd. Notes, MTN
4.900%	02/01/28	AUD	450	281,330
Shinhan Bank Co. Ltd. (South Korea),
Sub. Notes, 144A, MTN
4.375%	04/13/32		200	178,598
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.889%(ff)	06/09/32		200	146,005
3.337%(ff)	01/21/33		300	223,960
Sub. Notes, EMTN
1.000%(ff)	11/24/30	EUR	1,400	1,165,002
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.450%	01/10/25(a)		425	392,048
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(oo)		1,350	1,017,370
Sub. Notes
4.967%(ff)	07/22/33		320	300,189

A21

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33		855	$635,069
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.569%(ff)	09/22/26		1,665	1,427,700
Wells Fargo & Co.,
Sr. Unsec’d. Notes, EMTN
2.000%	04/27/26	EUR	439	400,345
Sr. Unsec’d. Notes, MTN
2.879%(ff)	10/30/30		825	679,142
				66,649,278
Beverages — 0.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36		930	838,437
4.900%	02/01/46		420	364,009
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28		25	23,746
4.439%	10/06/48		335	271,512
4.600%	06/01/60		150	119,218
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
2.750%	01/22/30(a)		81	69,255
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	02/18/28		250	236,524
3.900%	07/18/32		100	92,515
4.200%	07/18/52		15	13,283
				2,028,499
Biotechnology — 0.0%
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40		70	46,431
Royalty Pharma PLC,
Gtd. Notes
2.150%	09/02/31		255	187,871
				234,302
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		1,132	972,797
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
2.400%	07/15/31		283	219,659
3.200%	07/15/51		170	106,584
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30(a)		250	191,250
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
SRM Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		2,570	$2,091,558
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		1,400	1,070,424
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29		60	52,794
6.500%	03/15/27		355	341,753
				5,046,819
Chemicals — 0.0%
Ashland Services BV,
Gtd. Notes
2.000%	01/30/28	EUR	2,100	1,629,449
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		250	201,678
5.375%	03/15/44		270	229,136
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/51		30	19,160
Valvoline, Inc.,
Gtd. Notes, 144A
4.250%	02/15/30		35	33,087
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		101	74,998
				2,187,508
Commercial Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,200	778,612
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		1,370	1,034,350
DP World PLC (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	364,407
4.250%	09/25/30	GBP	500	520,696
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31		450	338,955
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	140	103,687
5.750%	07/15/27	EUR	240	180,747
Nexi SpA (Italy),
Sr. Unsec’d. Notes
2.125%	04/30/29(a)	EUR	3,510	2,607,828
Northeastern University,
Unsec’d. Notes, Series 2020
2.894%	10/01/50		284	188,071

A22

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
S&P Global, Inc.,
Gtd. Notes, 144A
2.700%	03/01/29		300	$259,524
Sr. Unsec’d. Notes, 144A
2.450%	03/01/27		480	430,936
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,330	1,044,265
3.875%	02/15/31		116	94,432
4.875%	01/15/28		825	756,919
5.250%	01/15/30		2,590	2,343,701
				11,047,130
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
2.800%	02/08/61		195	122,201
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		255	231,725
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,075	1,647,496
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		330	278,470
BOC Aviation USA Corp. (Singapore),
Gtd. Notes, 144A, MTN
1.625%	04/29/24		228	215,317
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.125%	04/06/27	EUR	3,502	3,155,574
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
3.250%	06/15/27		1,890	1,791,194
Gtd. Notes, EMTN
0.250%	04/06/27	EUR	3,107	2,700,842
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.000%	06/15/50		203	132,504
4.600%	03/15/33		355	330,901
4.950%	06/15/52		245	217,179
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		586	425,070
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	3,150	3,016,996
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27(a)		2,840	2,425,710
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.999%	01/22/32		1,000	$756,549
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
3.500%	04/19/32		1,840	1,666,729
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		3,045	2,765,838
8.250%	10/01/23		1,000	1,013,804
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes
0.500%	05/06/25	EUR	3,103	2,858,794
Gtd. Notes, 144A
1.250%	09/27/30		2,340	1,832,365
1.850%	05/03/32	EUR	1,456	1,241,406
2.000%	04/16/31		3,431	2,816,225
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	3,837	3,173,591
0.900%	05/20/41	EUR	1,026	658,834
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		665	481,311
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	500	386,140
PSP Capital, Inc. (Canada),
Gtd. Notes, 144A
1.625%	10/26/28		2,007	1,700,385
Societe Generale SFH SA (France),
Covered Bonds
0.750%	01/29/27	EUR	800	714,175
Visa, Inc.,
Sr. Unsec’d. Notes
2.000%	06/15/29	EUR	140	125,835
				36,881,738
Electric — 0.5%
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
4.550%	06/01/52		25	21,538
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	863,522
Cadent Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.625%	03/19/30	EUR	1,155	843,541
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		666	523,706
4.500%	02/15/28		1,346	1,178,590
5.250%	06/01/26		199	187,581
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		50	40,830
5.000%	02/01/31		641	512,455
5.125%	03/15/28		3,201	2,768,037

A23

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		898	$691,152
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51		55	36,543
4.500%	05/15/58		100	78,755
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56		300	229,501
Consumers Energy Co.,
First Mortgage
2.500%	05/01/60		475	262,371
3.600%	08/15/32		95	84,899
4.200%	09/01/52		165	137,149
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28		687	643,995
Sr. Unsec’d. Notes, 144A
2.450%	01/15/23		2,025	2,013,552
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.300%	03/15/28		170	160,107
4.500%	08/15/32		230	208,025
5.000%	08/15/52		55	46,979
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
0.500%	06/17/30	EUR	780	560,996
Engie SA (France),
Jr. Sub. Notes
3.250%(ff)	11/28/24(oo)	EUR	900	839,121
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,000	870,938
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46		417	341,248
4.700%	04/15/50		125	104,765
Sr. Unsec’d. Notes, 144A
3.350%	03/15/32		240	201,437
4.100%	03/15/52		100	77,339
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		75	66,726
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	01/28/26(oo)	EUR	900	748,607
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
6.875%	06/21/23		515	518,798
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		700	749,350
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27		65	63,398
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	265	$207,339
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.807%	10/06/50		194	114,436
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.750%	11/01/29		217	182,525
Niagara Mohawk Power Corp.,
Sr. Unsec’d. Notes, 144A
1.960%	06/27/30		250	193,159
2.759%	01/10/32		76	59,158
5.783%	09/16/52		240	227,671
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,365	1,265,791
Gtd. Notes, 144A
3.375%	02/15/29		170	137,801
3.625%	02/15/31		1,594	1,244,554
3.875%	02/15/32		55	43,002
NSTAR Electric Co.,
Sr. Unsec’d. Notes
4.950%	09/15/52		265	247,169
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	900	808,890
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
4.950%	09/15/52		70	66,023
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	500	251,679
Pacific Gas & Electric Co.,
Sr. Sec’d. Notes
3.250%	06/01/31		245	186,656
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	500	351,685
2.875%	10/25/25	EUR	200	186,124
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.450%	11/15/31		275	213,537
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28		1,015	849,917
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25		285	271,400
3.700%	04/01/29		20	17,871
Southern Co. (The),
Sr. Unsec’d. Notes
2.950%	07/01/23(a)		2,100	2,072,374
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50		44	25,728

A24

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,050	$918,067
8.000%(ff)	10/15/26(oo)		3,425	3,148,673
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)		5,590	5,047,145
5.500%	09/01/26		20	18,680
5.625%	02/15/27		20	18,730
Sr. Sec’d. Notes, 144A
3.550%	07/15/24		460	438,173
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49		319	226,482
				35,715,990
Electronics — 0.0%
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		105	82,832
Engineering & Construction — 0.1%
Aeroporti di Roma SpA (Italy),
Sr. Unsec’d. Notes, EMTN
1.750%	07/30/31	EUR	1,155	808,685
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	145,250
2.000%	02/15/33	EUR	5,700	3,635,775
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes
1.500%	10/12/27	EUR	1,385	1,251,527
Sr. Sec’d. Notes, EMTN
1.500%	02/11/30	EUR	713	571,804
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		450	345,290
				6,758,331
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.625%	10/15/29(a)		600	460,278
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		825	813,904
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,500	1,012,150
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		425	402,511
3.755%	03/15/27		410	367,989
4.054%	03/15/29		410	354,623
4.279%	03/15/32		140	115,270
5.050%	03/15/42		690	516,461
5.141%	03/15/52		570	414,195
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		46	$37,173
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)		40	39,301
				4,533,855
Foods — 0.2%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.250%	03/15/26		215	189,504
3.500%	02/15/23		250	247,775
3.500%	03/15/29		60	48,450
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		850	688,442
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	5,275	4,428,917
4.500%	02/16/26	GBP	225	192,911
Bellis Finco PLC (United Kingdom),
Gtd. Notes
4.000%	02/16/27	GBP	2,300	1,564,485
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,407	957,056
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		805	743,619
Kraft Heinz Foods Co.,
Gtd. Notes
4.375%	06/01/46		105	81,793
4.875%	10/01/49		825	681,600
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		775	655,326
4.375%	01/31/32		775	642,325
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	4,900	4,231,345
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.625%	03/08/27	EUR	610	547,940
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27		5	4,861
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		425	367,801
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31(a)		850	684,250
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes
4.125%	05/02/26		200	180,663
				17,139,063

A25

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31		240	$187,200
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		1,050	945,043
5.875%	08/20/26		425	387,029
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29		374	315,752
National Grid Gas PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
1.125%	01/14/33	GBP	275	183,092
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	900	638,755
UGI International LLC,
Gtd. Notes, 144A
2.500%	12/01/29	EUR	700	510,470
				2,980,141
Healthcare-Products — 0.1%
Avantor Funding, Inc.,
Sr. Sec’d. Notes
2.625%	11/01/25	EUR	5,760	5,130,361
Sr. Sec’d. Notes, 144A
2.625%	11/01/25	EUR	319	283,828
Baxter International, Inc.,
Sr. Unsec’d. Notes
0.868%	12/01/23(a)		400	381,840
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.334%	08/13/28	EUR	265	211,893
Boston Scientific Corp.,
Sr. Unsec’d. Notes
0.625%	12/01/27	EUR	420	353,601
2.650%	06/01/30		73	60,761
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		165	105,215
DH Europe Finance II Sarl,
Gtd. Notes
0.450%	03/18/28	EUR	490	405,918
0.750%	09/18/31	EUR	100	75,423
3.250%	11/15/39		200	151,314
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		930	746,831
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		1,175	887,112
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
0.800%	10/18/30	EUR	820	646,664
				9,440,761
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services — 0.2%
Bon Secours Mercy Health, Inc.,
Sec’d. Notes, Series 20-2
2.095%	06/01/31		194	$150,845
CommonSpirit Health,
Sr. Sec’d. Notes
2.782%	10/01/30		734	584,993
3.910%	10/01/50		36	25,658
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,805	2,163,183
Elevance Health, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/51		259	186,304
4.550%	05/15/52		100	84,613
4.625%	05/15/42		159	137,484
HCA, Inc.,
Gtd. Notes
3.500%	07/15/51		70	43,478
5.375%	02/01/25		155	153,176
5.625%	09/01/28		5	4,777
Gtd. Notes, 144A
4.625%	03/15/52		55	41,380
IQVIA, Inc.,
Gtd. Notes
2.250%	03/15/29	EUR	5,090	3,793,811
Gtd. Notes, 144A
1.750%	03/15/26	EUR	820	693,745
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27		50	41,581
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	11/01/25		1,715	1,530,817
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
1.930%	12/13/28		985	828,427
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		2,100	1,852,639
Sr. Sec’d. Notes
4.625%	07/15/24		206	199,319
Sr. Sec’d. Notes, 144A
4.875%	01/01/26		30	27,859
5.125%	11/01/27		2,195	1,973,058
Trinity Health Corp.,
Sr. Unsec’d. Notes, Series 2021
2.632%	12/01/40		253	172,657
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.500%	08/15/39		150	117,775
4.000%	05/15/29		295	274,870
4.200%	05/15/32		85	79,031
4.375%	03/15/42		40	34,286
4.750%	07/15/45		47	42,314
4.750%	05/15/52		55	49,183
				15,287,263

A26

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/28		2,309	$1,946,341
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		50	38,667
7.250%	10/15/29		1,118	885,600
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		270	226,646
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		2,235	1,665,075
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		81	76,234
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,779	1,354,798
5.250%	12/15/27		25	20,750
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		355	330,541
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		2,275	1,837,146
				8,381,798
Insurance — 0.1%
AIA Group Ltd. (Hong Kong),
Sub. Notes, GMTN
0.880%(ff)	09/09/33	EUR	160	120,327
American International Group, Inc.,
Sr. Unsec’d. Notes
4.800%	07/10/45		50	43,090
Assicurazioni Generali SpA (Italy),
Jr. Sub. Notes, EMTN
4.596%(ff)	11/21/25(oo)	EUR	1,385	1,250,890
AXA SA (France),
Sub. Notes, EMTN
5.125%(ff)	07/04/43	EUR	708	699,911
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.000%	03/18/34	EUR	455	355,087
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
5.625%	05/15/30(a)		630	590,370
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25		235	223,435
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		1,015	826,949
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.600%	08/19/49		125	89,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Northwestern Mutual Global Funding,
Sr. Sec’d. Notes, 144A, MTN
1.700%	06/01/28		418	$347,407
Pension Insurance Corp. PLC (United Kingdom),
Sub. Notes
5.625%	09/20/30	GBP	925	829,722
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30		515	402,953
Swiss Re Finance UK PLC,
Gtd. Notes, EMTN
2.714%(ff)	06/04/52	EUR	700	509,311
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		945	629,685
				6,918,637
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.950%	04/13/52		100	82,168
Expedia Group, Inc.,
Gtd. Notes
2.950%	03/15/31		224	172,646
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.257%	01/19/27		220	184,250
				439,064
Iron/Steel — 0.1%
thyssenkrupp AG (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	03/06/23	EUR	4,180	4,015,496
Lodging — 0.0%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32		1,060	812,809
5.750%	05/01/28		160	150,298
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27		65	59,561
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24		570	535,920
3.500%	08/18/26		195	171,196
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31(a)		740	581,063
				2,310,847
Machinery-Diversified — 0.1%
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 144A
4.375%	07/15/27	EUR	4,390	3,601,233

A27

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32		765	$583,080
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		660	510,589
4.250%	01/15/34		1,000	722,103
4.500%	08/15/30		130	102,835
4.500%	06/01/33		395	292,981
4.750%	03/01/30(a)		561	454,495
5.000%	02/01/28		115	100,249
5.125%	05/01/27		440	397,109
5.375%	06/01/29		260	227,992
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	06/01/41		3	1,917
3.900%	06/01/52		1,270	792,398
Comcast Corp.,
Gtd. Notes
2.800%	01/15/51		285	173,341
3.450%	02/01/50		160	111,564
CSC Holdings LLC,
Gtd. Notes, 144A
5.500%	04/15/27		230	202,423
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,550	1,054,009
5.750%	01/15/30(a)		1,000	711,120
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sec’d. Notes, 144A
5.375%	08/15/26		3,675	729,824
Discovery Communications LLC,
Gtd. Notes
4.125%	05/15/29		1,240	1,060,401
5.300%	05/15/49		460	344,322
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		140	82,264
5.875%	11/15/24		280	250,447
7.750%	07/01/26		3,045	2,335,197
Paramount Global,
Sr. Unsec’d. Notes
4.950%	01/15/31(a)		925	816,168
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	05/15/29	GBP	1,248	1,102,127
Walt Disney Co. (The),
Gtd. Notes
2.750%	09/01/49		175	110,932
Ziggo BV (Netherlands),
Sr. Sec’d. Notes
2.875%	01/15/30	EUR	2,210	1,588,316
				14,858,203
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.000%	09/11/27		825	$753,452
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30		300	249,900
Sr. Unsec’d. Notes, 144A
3.700%	01/30/50		200	132,162
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.315%	04/14/32		200	165,500
				1,301,014
Miscellaneous Manufacturing — 0.0%
Eaton Corp.,
Gtd. Notes
4.150%	03/15/33		170	153,581
4.700%	08/23/52		200	175,653
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35		200	178,722
				507,956
Multi-National — 0.0%
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	11/15/27	EUR	730	625,284
Sr. Unsec’d. Notes, 144A, EMTN
4.600%	01/30/37	CAD	300	225,187
Sr. Unsec’d. Notes, 144A, MTN
2.422%(s)	05/28/37	CAD	400	155,498
Sr. Unsec’d. Notes, EMTN
1.125%	09/15/36	EUR	1,321	1,004,956
				2,010,925
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		590	511,924
Oil & Gas — 0.3%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		925	726,138
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26		600	544,778
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		250	224,611
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		860	829,660
9.000%	11/01/27		40	48,802
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.104%	11/15/34	EUR	470	323,408
3.625%(ff)	03/22/29(oo)	EUR	925	729,993

A28

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		50	$38,639
3.750%	02/15/52		35	23,801
5.250%	06/15/37		1,015	889,135
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		630	585,174
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.850%	12/15/25		130	131,390
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26		1,295	1,194,789
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28		225	214,025
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24		100	94,000
EQT Corp.,
Sr. Unsec’d. Notes
5.700%	04/01/28		75	73,651
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23(d)	CHF	2,400	1,216,175
4.250%	04/06/24	GBP	500	279,138
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27		486	456,595
7.300%	08/15/31		115	121,579
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		145	127,958
6.000%	04/15/30		575	507,223
6.000%	02/01/31		145	126,730
6.250%	04/15/32		750	667,112
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29		45	40,219
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
5.875%	09/01/25		50	50,178
6.450%	09/15/36		5	4,978
6.625%	09/01/30		415	420,468
6.950%	07/01/24		390	400,802
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	1,345	1,201,689
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	105	108,870
Petroleos Mexicanos (Mexico),
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	3,200	2,301,157
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		200	$162,440
Qatar Energy (Qatar),
Sr. Unsec’d. Notes
3.125%	07/12/41		250	181,453
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		1,975	1,861,790
5.000%	03/15/23		265	264,111
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		830	648,550
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.250%	11/24/30		400	324,500
Shell International Finance BV (Netherlands),
Gtd. Notes
2.875%	11/26/41		50	34,926
TotalEnergies SE (France),
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	925	704,465
Wintershall Dea Finance BV (Germany),
Gtd. Notes
1.823%	09/25/31	EUR	500	364,554
				19,249,654
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC,
Sr. Sec’d. Notes, 144A
2.000%	09/01/28	EUR	145	108,090
Sr. Unsec’d. Notes, 144A
3.000%	09/01/29	EUR	105	73,067
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		350	289,820
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		675	566,712
Verallia SA (France),
Gtd. Notes
1.625%	05/14/28	EUR	6,200	4,771,642
				5,809,331
Pharmaceuticals — 0.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.300%	11/21/22		1,900	1,895,228
4.050%	11/21/39		298	241,335
4.250%	11/21/49		96	77,032
4.700%	05/14/45		50	42,477
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	08/17/48		60	52,605
6.450%	09/15/37		47	50,737

A29

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	300	$127,642
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	125	45,794
5.000%	02/15/29	646	249,311
5.250%	01/30/30	2,505	939,375
5.250%	02/15/31	466	177,080
6.250%	02/15/29	2,930	1,088,348
7.250%	05/30/29	1,230	468,937
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.550%	03/15/42	370	290,314
3.700%	03/15/52	90	69,090
3.900%	03/15/62	30	22,719
4.250%	10/26/49	97	81,266
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	125	95,204
4.125%	04/01/40	45	35,965
5.125%	07/20/45	125	109,401
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	45	27,919
3.375%	03/15/29	50	46,386
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51	25	16,266
Novartis Capital Corp. (Switzerland),
Gtd. Notes
2.200%	08/14/30	20	16,712
2.750%	08/14/50	10	6,785
4.400%	05/06/44	10	9,007
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,085	762,836
			7,045,771
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29(a)	1,700	1,496,953
7.875%	05/15/26	500	502,877
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	270	214,650
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	935	775,113
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	965	824,557
Sr. Unsec’d. Notes
5.400%	10/01/47	740	600,315
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30		175	$146,409
3.125%	07/31/29		389	335,094
3.300%	02/15/53		45	29,450
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.160%	03/31/34		370	303,289
MPLX LP,
Sr. Unsec’d. Notes
4.125%	03/01/27(a)		381	355,506
5.200%	03/01/47		460	379,065
ONEOK, Inc.,
Gtd. Notes
4.450%	09/01/49		1,015	723,228
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		621	527,782
7.500%	10/01/25		335	330,808
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		40	34,382
4.125%	08/15/31		40	33,148
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25		45	41,885
4.300%	02/01/30		745	633,759
5.300%	03/01/48		45	36,935
5.450%	04/01/44		245	202,429
5.500%	02/01/50		25	20,201
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	11/15/30		745	633,666
3.750%	06/15/27		214	196,974
4.500%	11/15/23		3	2,983
4.550%	06/24/24		437	432,448
4.650%	08/15/32		90	81,753
5.300%	08/15/52		180	157,693
				10,053,352
Real Estate — 0.1%
Aroundtown SA (Germany),
Sr. Unsec’d. Notes, EMTN
1.000%	01/07/25	EUR	1,400	1,237,182
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	1,155	779,491
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
2.200%	07/24/25	EUR	1,385	1,235,662
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		2,605	2,163,513
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,385	1,137,042

A30

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		200	$156,665
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	266,089
3.200%	08/14/27	CNH	7,000	936,575
				7,912,219
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
0.450%	01/15/27	EUR	381	316,679
3.000%	06/15/23		2,175	2,146,715
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		70	51,236
4.125%	05/15/29		1,200	1,041,547
Digital Euro Finco LLC,
Gtd. Notes
1.125%	04/09/28	EUR	1,385	1,092,327
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		500	323,404
Sr. Unsec’d. Notes
4.750%	02/15/28		2,184	1,375,985
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		740	605,452
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
3.000%	01/15/30		355	296,933
Kimco Realty Corp.,
Sr. Unsec’d. Notes
1.900%	03/01/28		470	387,713
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.325%	03/24/25	EUR	1,965	1,797,644
4.625%	08/01/29		365	294,015
5.000%	10/15/27		25	21,593
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		975	828,805
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		3,175	3,093,293
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		800	723,367
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25		60	55,460
4.125%	08/15/30		10	8,347
4.250%	12/01/26		30	26,945
4.500%	09/01/26		130	119,237
4.500%	01/15/28		435	387,445
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.625%	06/15/25		70	$65,897
5.625%	05/01/24		5	4,909
5.750%	02/01/27		5	4,710
Welltower, Inc.,
Sr. Unsec’d. Notes
4.125%	03/15/29		665	603,428
4.800%	11/20/28	GBP	925	922,679
				16,595,765
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)		659	573,469
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	674	567,363
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	6,095	5,169,683
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		425	278,910
3.875%	10/01/31		425	272,319
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.250%	04/15/32(a)		370	320,743
3.300%	04/15/40		120	91,894
4.950%	09/15/52		110	103,124
Walmart, Inc.,
Sr. Unsec’d. Notes
1.800%	09/22/31		150	119,524
				7,497,029
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		140	117,930
Gtd. Notes, 144A
1.950%	02/15/28(a)		354	290,481
2.600%	02/15/33		1,730	1,239,067
Sr. Unsec’d. Notes, 144A
3.469%	04/15/34		65	48,884
4.150%	04/15/32		105	88,345
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		1,450	1,440,066
				3,224,773
Software — 0.0%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.041%	03/17/62		208	141,904
Oracle Corp.,
Sr. Unsec’d. Notes
3.600%	04/01/50		203	127,009
				268,913

A31

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications — 0.2%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
8.125%	02/01/27		505	$451,344
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30		483	405,635
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	05/19/28	EUR	857	748,328
1.700%	03/25/26		720	640,081
3.500%	06/01/41		175	126,164
3.550%	09/15/55		995	653,395
4.350%	06/15/45		175	136,461
British Telecommunications PLC (United Kingdom),
Gtd. Notes, EMTN
1.125%	09/12/29	EUR	230	185,049
Empresa Nacional de Telecomunicaciones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.050%	09/14/32		300	219,994
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
5.125%	10/15/26	EUR	1,950	1,724,765
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23		2,450	2,410,148
Ooredoo International Finance Ltd. (Qatar),
Gtd. Notes, 144A, MTN
2.625%	04/08/31		200	166,500
Orange SA (France),
Jr. Sub. Notes, EMTN
2.375%(ff)	01/15/25(oo)	EUR	900	809,070
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		55	63,748
Sprint Communications, Inc.,
Gtd. Notes
6.000%	11/15/22		50	50,027
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25		355	365,067
7.625%	03/01/26		25	25,939
7.875%	09/15/23		1,835	1,860,624
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26		50	44,785
2.625%	02/15/29		380	313,690
2.875%	02/15/31		371	297,740
4.750%	02/01/28		35	33,085
5.650%	01/15/53		165	156,152
Sr. Unsec’d. Notes
3.000%	02/15/41		240	160,092
3.875%	04/15/30		1,385	1,227,381
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40		80	51,887
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
3.250%	01/31/31	EUR	4,391	$3,243,878
				16,571,029
Transportation — 0.0%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31		95	76,099
3.000%	12/02/41		50	35,325
3.100%	12/02/51		20	13,168
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	1,000	1,096,258
CSX Corp.,
Sr. Unsec’d. Notes
4.500%	11/15/52		70	58,860
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan),
Gtd. Notes
3.250%	12/05/23	CHF	850	742,469
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	500	384,557
Regie Autonome des Transports Parisiens (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	454	397,131
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.950%	03/10/52		130	85,944
				2,889,811
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		324	320,623
4.125%	08/01/23		1,475	1,460,704
				1,781,327
Water — 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes
2.800%	05/01/30		238	201,853
3.250%	06/01/51		146	102,011
3.450%	05/01/50		37	26,623
4.200%	09/01/48		250	201,752
Suez SACA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	05/24/34	EUR	700	569,305
				1,101,544

Total Corporate Bonds (cost $520,985,809)				395,878,277

A32

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans — 0.1%
Airlines — 0.0%
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
6.533%(c)	04/21/28	1,174	$1,118,659
Commercial Services — 0.0%
Adtalem Global Education, Inc.,
Term B Loan, 1 Month LIBOR + 4.500%
7.052%(c)	08/12/28	232	228,000
Computers — 0.0%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.750%
6.362%(c)	03/01/29	2,269	2,062,238
Media — 0.0%
Diamond Sports Group LLC,
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26	2,269	440,241
Pharmaceuticals — 0.1%
Change Healthcare Holdings LLC,
Closing Date Term Loan, PRIME + 1.500%
7.750%(c)	03/01/24	3,593	3,581,838
Telecommunications — 0.0%
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
6.365%(c)	05/27/24	1,315	1,161,799

Total Floating Rate and other Loans (cost $8,888,503)			8,592,775
Municipal Bonds — 0.0%
California — 0.0%
Regents of the University of California Medical Center Pooled Revenue,
Revenue Bonds, BABs, Series H
6.398%	05/15/31	300	321,851
6.548%	05/15/48	160	180,006
University of California,
Taxable, Revenue Bonds, Series B
1.316%	05/15/27	485	417,176
Taxable, Revenue Bonds, Series BG
1.614%	05/15/30	470	368,240
			1,287,273
New York — 0.0%
Metropolitan Transportation Authority,
Revenue Bonds, BABs
6.548%	11/15/31	160	167,035
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.583%(c)	07/25/36	193	189,056
Puerto Rico — 0.0%
Commonwealth of Puerto Rico,
General Obligation, Subseries C
0.000%(cc)	11/01/43	750	369,505

Total Municipal Bonds (cost $2,400,948)			2,012,869
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
6.784%(c)	10/25/30	310	$311,976
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^	456	453,588
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
8.531%(c)	03/25/42	130	124,594
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
7.531%(c)	03/25/42	100	91,882
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29	295	292,938
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
5.731%(c)	04/25/34	150	144,917
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
5.581%(c)	11/25/41	140	126,400
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
4.281%(c)	11/25/41	90	80,459
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50	985	897,310
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	10/25/50	69	69,443
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)
5.681%(c)	10/25/41	410	366,631
Series 2021-DNA07, Class B1, 144A, 30 Day Average SOFR + 3.650% (Cap N/A, Floor 0.000%)
5.931%(c)	11/25/41	140	123,200
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
5.431%(c)	12/25/33	145	117,710
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
5.631%(c)	09/25/41	230	197,097
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
4.381%(c)	09/25/41	430	361,200
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)
6.031%(c)	12/25/41	90	78,816
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
4.631%(c)	12/25/41	200	170,000

A33

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
5.181%(c)	04/25/42		660	$622,874
Freddie Mac REMIC,
Series 4194, Class BI, IO
3.500%	04/15/43		74	11,835
Series 4910, Class MI, IO
4.000%	08/25/49		101	20,124
Series 5020, Class IH, IO
3.000%	08/25/50		451	69,460
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49		1,052	976,533
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
3.881%(c)	04/25/34		600	586,343
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
5.181%(c)	04/25/34		200	186,428
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22		84	81,281
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.084%(c)	10/25/59		36	35,834

Total Residential Mortgage-Backed Securities (cost $7,163,000)				6,598,873
Sovereign Bonds — 2.4%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	1,000	790,457
Australia Government Bond (Australia),
Sr. Unsec’d. Notes, Series 150
3.000%	03/21/47	AUD	326	171,845
Sr. Unsec’d. Notes, Series 156
2.750%	05/21/41	AUD	474	248,236
Sr. Unsec’d. Notes, Series 159
0.250%	11/21/24	AUD	2,153	1,286,774
Sr. Unsec’d. Notes, Series 161
0.250%	11/21/25	AUD	1,691	975,382
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	921	356,952
Sr. Unsec’d. Notes, Series 164
0.500%	09/21/26	AUD	3,698	2,092,645
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	235	230,931
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	359,488
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		3,738	$3,614,880
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	35	17,254
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
0.000%	05/15/36	EUR	192	139,380
1.700%	08/15/32	EUR	1,203	1,136,647
Bonds, Series G
0.000%	08/15/50	EUR	828	456,925
Caisse d’Amortissement de la Dette Sociale (France),
Sr. Unsec’d. Notes, EMTN
0.125%	10/25/23	EUR	3,100	2,974,406
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes, 144A
2.350%	06/15/27	CAD	575	393,183
Canadian Government Bond (Canada),
Bonds
0.250%	04/01/24	CAD	2,355	1,617,804
0.250%	03/01/26	CAD	2,527	1,636,729
2.000%	12/01/51	CAD	342	195,460
4.000%	06/01/41	CAD	254	203,915
Bonds, Series 0001
1.250%	06/01/30	CAD	328	206,023
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	07/27/33		300	224,850
2.750%	01/31/27		200	180,200
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	12,500	1,866,185
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	1,400	1,068,793
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,130	3,716,968
Colombian TES (Colombia),
Bonds, Series B
7.250%	10/18/34	COP	1,552,600	223,098
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	140,858
1.500%	06/17/31	EUR	1,500	1,163,013
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	2,895	1,857,154
Czech Republic Government Bond (Czech Republic),
Bonds, Series 078
2.500%	08/25/28	CZK	15,520	529,408
Denmark Government Bond (Denmark),
Bonds
4.500%	11/15/39	DKK	2,226	366,950

A34

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
European Financial Stability Facility (Supranational Bank),
Gov’t. Gtd. Notes
0.000%	10/15/25	EUR	565	$513,986
0.400%	01/26/26	EUR	520	475,217
Gov’t. Gtd. Notes, EMTN
1.450%	09/05/40	EUR	1,078	821,624
European Stability Mechanism (Supranational Bank),
Sr. Unsec’d. Notes
0.000%	12/16/24	EUR	360	334,767
0.000%	12/15/26	EUR	730	640,459
European Union (Supranational Bank),
Sr. Unsec’d. Notes
1.000%	07/06/32	EUR	190	156,104
Sr. Unsec’d. Notes, EMTN
0.000%	03/04/26	EUR	1,383	1,245,829
0.000%	04/22/31	EUR	285	218,830
0.000%	07/04/35	EUR	920	612,987
Export-Import Bank of China (The) (China),
Sr. Unsec’d. Notes
4.150%	06/18/27	CNH	1,000	146,647
Finland Government Bond (Finland),
Sr. Unsec’d. Notes, 144A
0.250%	09/15/40	EUR	299	185,957
0.875%	09/15/25	EUR	494	466,016
French Republic Government Bond OAT (France),
Bonds
0.000%	03/25/23	EUR	2,229	2,171,512
0.000%	02/25/26	EUR	182	166,262
0.000%	02/25/27	EUR	2,676	2,381,202
0.750%	05/25/52	EUR	1,323	734,601
4.500%	04/25/41	EUR	806	944,349
Bonds, Series OATe, 144A
0.100%	07/25/31	EUR	990	954,985
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	118	83,342
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	6,600	4,656,518
1.875%	01/24/52	EUR	2,150	1,157,655
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	125	119,075
Hungary Government Bond (Hungary),
Bonds, Series 30-A
3.000%	08/21/30	HUF	89,750	132,888
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
1.625%	04/28/32	EUR	2,580	1,691,428
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		200	180,350
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,580	2,153,675
1.100%	03/12/33	EUR	1,035	691,555
1.750%	04/24/25	EUR	1,035	957,294
3.050%	03/12/51		400	265,044
3.375%	07/30/25	EUR	215	206,404
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
3.550%	03/31/32		200	$173,522
4.150%	09/20/27		200	190,022
5.450%	09/20/52		200	185,522
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	2,775	2,585,866
3.850%	07/18/27		500	466,656
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	21,081,000	1,308,261
Bonds, Series 091
6.375%	04/15/32	IDR	4,831,000	294,930
Ireland Government Bond (Ireland),
Unsec’d. Notes
1.100%	05/15/29	EUR	597	537,880
1.500%	05/15/50	EUR	132	92,617
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	500	571,813
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	2,736	725,321
Bonds, Series 0330
1.000%	03/31/30	ILS	255	60,323
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
6.875%	10/21/34	GBP	100	126,982
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes
0.000%	01/15/24	EUR	1,173	1,110,915
0.000%	08/15/24	EUR	1,381	1,283,045
0.000%	04/01/26	EUR	5,384	4,679,320
0.950%	09/15/27	EUR	5,000	4,293,893
2.650%	12/01/27	EUR	899	831,225
Sr. Unsec’d. Notes, 144A
0.600%	08/01/31	EUR	9,305	6,660,447
0.950%	03/01/37	EUR	620	387,113
1.500%	04/30/45	EUR	345	199,473
1.700%	09/01/51	EUR	683	390,031
Japan Government Forty Year Bond (Japan),
Bonds, Series 09
0.400%	03/20/56	JPY	238,900	1,206,970
Japan Government Ten Year Bond (Japan),
Bonds, Series 337
0.300%	12/20/24	JPY	1,723,050	11,995,551
Bonds, Series 361
0.100%	12/20/30	JPY	197,700	1,346,493
Japan Government Thirty Year Bond (Japan),
Bonds, Series 30
2.300%	03/20/39	JPY	318,800	2,698,132
Bonds, Series 51
0.300%	06/20/46	JPY	163,900	926,457
Bonds, Series 56
0.800%	09/20/47	JPY	429,050	2,686,832
Bonds, Series 65
0.400%	12/20/49	JPY	137,950	753,068

A35

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan Government Twenty Year Bond (Japan),
Bonds, Series 145
1.700%	06/20/33	JPY	167,300	$1,314,733
Bonds, Series 157
0.200%	06/20/36	JPY	283,250	1,845,490
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	670	428,576
1.550%	11/09/23	EUR	1,790	1,716,243
2.375%	11/09/28	EUR	1,135	982,559
Kingdom of Belgium Government Bond (Belgium),
Sr. Unsec’d. Notes, Series 60, 144A
4.250%	03/28/41	EUR	382	427,094
Sr. Unsec’d. Notes, Series 91, 144A
0.000%	10/22/27	EUR	544	474,946
Sr. Unsec’d. Notes, Series 94, 144A
0.350%	06/22/32	EUR	1,268	989,631
Sr. Unsec’d. Notes, Series 95, 144A
1.400%	06/22/53	EUR	355	232,868
Korea Treasury Bond (South Korea),
Bonds, Series 3112
2.375%	12/10/31	KRW	1,520,590	926,997
Bonds, Series 4009
1.500%	09/10/40	KRW	880,360	415,999
Sr. Unsec’d. Notes, Series 2406
1.125%	06/10/24	KRW	931,590	619,481
Sr. Unsec’d. Notes, Series 2603
1.250%	03/10/26	KRW	2,714,770	1,717,160
Sr. Unsec’d. Notes, Series 3106
2.000%	06/10/31	KRW	1,083,960	640,552
Sr. Unsec’d. Notes, Series 5103
1.875%	03/10/51	KRW	1,366,990	624,960
Malaysia Government Bond (Malaysia),
Bonds, Series 0122
3.582%	07/15/32	MYR	1,693	341,039
Bonds, Series 0307
3.502%	05/31/27	MYR	7,127	1,496,762
Mexican Bonos (Mexico),
Bonds, Series M
5.500%	03/04/27	MXN	15,604	656,424
Sr. Unsec’d. Notes, Series M20
8.500%	05/31/29	MXN	12,115	567,323
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,065	1,530,881
2.250%	08/12/36	EUR	500	320,599
2.659%	05/24/31		200	153,400
3.771%	05/24/61		300	177,337
Netherlands Government Bond (Netherlands),
Bonds, 144A
0.000%	01/15/27	EUR	695	624,219
0.000%	07/15/31	EUR	421	338,210
0.000%	01/15/38	EUR	2,383	1,571,297
0.000%	01/15/52	EUR	137	67,424
New Zealand Government Bond (New Zealand),
Bonds, Series 0427
4.500%	04/15/27	NZD	2,511	1,419,643
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bonds, Series 0437
2.750%	04/15/37	NZD	490	$221,529
Bonds, Series 0551
2.750%	05/15/51	NZD	1,271	498,216
Unsec’d. Notes, Series 0532
2.000%	05/15/32	NZD	13,643	6,250,850
Norway Government Bond (Norway),
Sr. Unsec’d. Notes, Series 483, 144A
1.250%	09/17/31	NOK	2,664	206,229
Sr. Unsec’d. Notes, Series 485, 144A
3.500%	10/06/42	NOK	4,185	394,503
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
5.400%	08/12/34	PEN	740	138,778
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,805	1,173,548
2.750%	01/30/26	EUR	1,805	1,693,034
2.783%	01/23/31		153	121,138
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.250%	04/28/25	EUR	155	138,739
0.700%	02/03/29	EUR	1,035	809,770
1.200%	04/28/33	EUR	795	540,431
1.750%	04/28/41	EUR	280	164,443
1.950%	01/06/32		200	154,022
3.950%	01/20/40		300	238,533
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A
0.900%	10/12/35	EUR	318	233,010
Unsec’d. Notes, 144A
0.700%	10/15/27	EUR	655	584,810
1.000%	04/12/52	EUR	3,490	1,795,999
Province of Alberta (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	09/20/29	CAD	810	552,549
Province of British Columbia (Canada),
Debentures
4.700%	06/18/37	CAD	324	247,234
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	04/27/26		664	617,266
Sr. Unsec’d. Notes, EMTN
0.250%	12/15/26	GBP	4,139	3,739,144
Unsec’d. Notes
3.450%	06/02/45	CAD	1,369	879,875
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.500%	09/01/31	CAD	400	237,344
2.750%	04/12/27(a)		640	596,967
Unsec’d. Notes
3.100%	12/01/51	CAD	180	108,051
3.500%	12/01/45	CAD	582	377,614
Province of Saskatchewan (Canada),
Sr. Unsec’d. Notes
3.250%	06/08/27		961	915,242

A36

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.400%	04/16/50		300	$262,500
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	518	417,599
Republic of Austria Government Bond (Austria),
Sr. Unsec’d. Notes, 144A
0.750%	10/20/26	EUR	583	538,138
1.850%	05/23/49	EUR	375	298,636
2.400%	05/23/34	EUR	563	518,673
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.875%	10/17/29		200	163,259
4.000%	10/17/49		470	334,550
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	976	1,055,676
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		650	614,868
Republic of Poland Government Bond (Poland),
Bonds, Series 0726
2.500%	07/25/26	PLN	2,634	445,919
Romanian Government International Bond (Romania),
Bonds, 144A
3.624%	05/26/30	EUR	25	18,335
Sr. Unsec’d. Notes, 144A, MTN
3.875%	10/29/35	EUR	30	20,146
Sr. Unsec’d. Notes, EMTN
3.375%	01/28/50	EUR	130	65,280
3.875%	10/29/35	EUR	30	20,146
4.125%	03/11/39	EUR	95	60,419
Unsec’d. Notes, 144A
2.750%	04/14/41	EUR	39	19,488
3.000%	02/27/27		318	267,875
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	800	565,881
Sr. Unsec’d. Notes, 144A, MTN
2.250%	02/02/33		800	628,000
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	1,600	1,260,638
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	2,840	2,264,945
Singapore Government Bond (Singapore),
Bonds
2.625%	08/01/32	SGD	288	186,135
3.500%	03/01/27	SGD	1,408	977,439
Slovenia Government Bond (Slovenia),
Bonds, Series RS76
3.125%	08/07/45	EUR	131	118,295
Spain Government Bond (Spain),
Sr. Unsec’d. Notes
0.000%	05/31/24	EUR	2,070	1,960,687
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	931	629,853
1.000%	10/31/50(k)	EUR	5,200	2,764,908
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
1.200%	10/31/40	EUR	300	$201,383
1.900%	10/31/52	EUR	217	143,468
2.900%	10/31/46	EUR	141	123,131
State of North Rhine-Westphalia Germany (Germany),
Sr. Unsec’d. Notes, Series 1439, EMTN
1.550%	06/16/48	EUR	681	517,254
States of Guernsey Bond (Guernsey),
Sr. Unsec’d. Notes
3.375%	12/12/46	GBP	200	162,297
Sweden Government Bond (Sweden),
Bonds, Series 1062, 144A
0.125%	05/12/31	SEK	8,555	645,687
Swiss Confederation Government Bond (Switzerland),
Bonds
1.500%	04/30/42	CHF	381	412,470
3.250%	06/27/27	CHF	709	796,014
3.500%	04/08/33	CHF	427	531,588
Thailand Government Bond (Thailand),
Bonds
4.675%	06/29/44	THB	18,117	509,018
Sr. Unsec’d. Notes
4.875%	06/22/29	THB	6,604	194,322
UAE International Government Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
4.050%	07/07/32		200	187,350
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	105	18,677
6.750%	06/20/28(d)	EUR	5,165	961,772
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	175	31,129
United Kingdom Gilt (United Kingdom),
Bonds
0.250%	07/31/31	GBP	421	335,097
0.375%	10/22/26	GBP	1,203	1,139,646
0.500%	10/22/61	GBP	527	230,873
0.625%	07/31/35	GBP	1,945	1,400,349
0.875%	10/22/29	GBP	2,248	1,999,896
1.250%	07/31/51	GBP	2,382	1,482,673
1.500%	07/22/47	GBP	783	548,204
2.500%	07/22/65	GBP	202	183,161
4.250%	12/07/46	GBP	678	793,723
Unsec’d. Notes
1.125%	01/31/39	GBP	604	433,755

Total Sovereign Bonds (cost $263,756,362)				181,389,975
U.S. Government Agency Obligations — 0.7%
Federal Home Loan Mortgage Corp.
1.500%	01/01/51		311	238,639
2.000%	12/01/35		820	723,760
2.000%	03/01/51		62	50,267
2.500%	06/01/30		76	71,036
2.500%	07/01/30		35	32,782
2.500%	11/01/35		84	76,136
2.500%	11/01/36		96	87,457
2.500%	01/01/51		790	669,725

A37

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	08/01/51	187	$157,825
2.500%	08/01/51	256	216,039
2.500%	09/01/51	331	279,209
3.000%	06/01/30	21	19,490
3.000%	09/01/35	69	63,416
3.000%	01/01/37	45	41,381
3.000%	02/01/37	72	65,546
3.000%	05/01/45	82	72,772
3.000%	08/01/46	205	182,420
3.000%	09/01/46	345	307,121
3.000%	02/01/47	138	122,544
3.500%	10/01/30	19	17,971
3.500%	08/01/42	88	80,821
3.500%	01/01/44	90	82,635
3.500%	07/01/45	98	89,746
3.500%	09/01/47	309	282,291
3.500%	11/01/47	573	523,623
3.500%	03/01/48	464	424,191
4.000%	01/01/33	154	150,379
4.000%	06/01/42	42	40,152
4.000%	09/01/44	82	77,564
4.000%	04/01/45	22	20,677
4.000%	05/01/45	58	55,505
4.000%	02/01/46	235	223,522
4.000%	05/01/46	70	66,911
4.000%	01/01/47	96	91,011
4.000%	08/01/52	545	506,040
4.500%	12/01/34	22	21,886
4.500%	03/01/41	106	103,981
4.500%	07/01/41	31	30,290
4.500%	03/01/44	38	37,448
4.500%	12/01/45	77	75,553
4.500%	09/01/50	550	532,326
5.000%	02/01/42	110	110,812
5.500%	08/01/40	7	7,524
6.250%	07/15/32(k)	455	530,907
6.750%	03/15/31(k)	1,395	1,650,500
Federal Home Loan Mortgage Corp., MTN
1.749%(s)	12/14/29(k)	401	296,838
Federal National Mortgage Assoc.
1.500%	11/01/41	305	244,197
2.000%	04/01/30	9	7,986
2.000%	07/01/30	41	36,719
2.000%	04/01/31	34	30,610
2.000%	02/01/36	241	212,984
2.000%	05/01/36	265	234,186
2.000%	09/01/36	239	210,481
2.000%	02/01/37	298	262,514
2.000%	06/01/40	131	109,448
2.000%	11/01/40	26	21,728
2.000%	12/01/40	228	191,381
2.000%	11/01/41	986	825,660
2.000%	07/01/50	157	127,634
2.000%	02/01/51	504	410,647
2.000%	03/01/51	143	116,774
2.000%	03/01/51	163	132,792
2.000%	03/01/51	192	156,192
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	03/01/51	538	$438,035
2.000%	05/01/51	2,976	2,421,112
2.000%	07/01/51	890	723,997
2.000%	08/01/51	369	299,758
2.000%	08/01/51	5,372	4,369,920
2.000%	02/01/52	159	129,394
2.500%	05/01/30	8	7,619
2.500%	05/01/30	53	49,412
2.500%	06/01/30	20	18,583
2.500%	07/01/30	42	39,170
2.500%	07/01/30	52	47,958
2.500%	07/01/30	53	49,510
2.500%	07/01/32	173	160,812
2.500%	05/01/36	606	550,093
2.500%	04/01/37	408	356,066
2.500%	06/01/40	409	352,905
2.500%	04/01/45	10	8,263
2.500%	09/01/46	9	8,008
2.500%	11/01/50	461	390,082
2.500%	07/01/51	1,520	1,281,786
2.500%	09/01/51	813	687,914
2.500%	11/01/51	607	513,400
2.500%	12/01/51	333	279,941
2.500%	12/01/51	378	320,041
2.500%	01/01/52	814	686,693
2.500%	02/01/52	734	617,798
2.500%	04/01/52	483	407,142
3.000%	06/01/30	64	60,556
3.000%	07/01/30	7	7,010
3.000%	07/01/30	44	41,350
3.000%	07/01/30	88	83,317
3.000%	09/01/30	45	42,453
3.000%	11/01/30	22	20,648
3.000%	03/01/31	74	70,102
3.000%	06/01/32	115	106,897
3.000%	07/01/33	70	65,498
3.000%	03/01/35	21	19,763
3.000%	09/01/35	36	33,013
3.000%	02/01/37	37	33,592
3.000%	05/01/45	287	255,898
3.000%	06/01/45	212	188,968
3.000%	07/01/45	60	53,480
3.000%	08/01/45	184	163,759
3.000%	01/01/46	32	28,727
3.000%	04/01/46	293	261,360
3.000%	10/01/46	70	62,258
3.000%	10/01/46	103	92,079
3.000%	11/01/46	267	237,012
3.000%	12/01/46	110	97,367
3.000%	12/01/46	452	401,832
3.000%	12/01/50	716	630,916
3.000%	05/01/51	450	396,586
3.000%	08/01/51	195	171,005
3.000%	11/01/51	313	273,896
3.000%	06/01/52	147	128,643
3.500%	12/01/29	31	29,475
3.500%	05/01/30	25	24,205

A38

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	10/01/30	45	$43,201
3.500%	01/01/35	8	7,911
3.500%	02/01/36	102	95,642
3.500%	02/01/37	33	30,610
3.500%	06/01/43	203	186,591
3.500%	08/01/47	51	46,235
3.500%	09/01/47	223	203,765
3.500%	09/01/47	295	269,924
3.500%	01/01/48	662	606,685
3.500%	03/01/48	96	87,534
3.500%	04/01/48	436	398,502
3.500%	11/01/48	225	205,734
3.500%	06/01/49	189	171,900
3.500%	09/01/57	474	431,481
3.500%	05/01/58	187	169,435
4.000%	04/01/35	32	30,852
4.000%	03/01/41	73	69,842
4.000%	11/01/42	104	99,082
4.000%	06/01/44	40	38,061
4.000%	03/01/45	28	26,370
4.000%	01/01/46	87	82,587
4.000%	03/01/46	166	157,561
4.000%	04/01/47	84	79,927
4.000%	12/01/47	230	218,470
4.000%	10/01/48	207	196,294
4.000%	02/01/49	310	293,139
4.000%	03/01/51	142	133,404
4.000%	09/01/52	4,211	3,909,694
4.500%	03/01/40	7	7,202
4.500%	08/01/40	41	39,704
4.500%	02/01/41	36	34,937
4.500%	06/01/41	104	101,437
4.500%	09/01/41	18	17,415
4.500%	01/01/42	57	55,768
4.500%	01/01/43	54	53,175
4.500%	03/01/44	23	21,950
4.500%	06/01/44	7	7,003
4.500%	06/01/48	82	79,405
4.500%	01/01/51	226	219,642
5.000%	05/01/38	58	58,331
5.500%	07/01/38	29	29,719
5.500%	05/01/39	39	40,626
5.500%	05/01/40	20	20,998
6.000%	02/01/36	23	24,657
6.000%	11/01/38	21	22,244
6.000%	09/01/39	50	52,584
6.000%	06/01/40	29	30,933
6.625%	11/15/30(k)	665	778,419
7.125%	01/15/30(k)	50	59,275
Freddie Mac Coupon Strips
1.998%(s)	07/15/32	140	88,540
Government National Mortgage Assoc.
2.000%	10/20/50	391	328,577
2.000%	11/20/50	48	40,471
2.000%	11/20/50	361	298,218
2.000%	09/20/51	358	299,509
2.000%	11/20/51	465	388,698
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	01/20/47	45	$38,369
2.500%	03/20/51	192	166,098
2.500%	09/20/51	409	352,472
2.500%	12/20/51	3,466	2,988,387
3.000%	11/20/43	196	176,407
3.000%	01/15/45	27	24,177
3.000%	03/15/45	25	22,139
3.000%	01/20/47	256	229,378
3.000%	06/20/47	393	351,906
3.000%	08/20/47	160	143,706
3.000%	12/20/49	95	84,700
3.000%	07/20/51	384	342,288
3.000%	10/20/51	179	158,273
3.000%	12/20/51	280	248,360
3.500%	04/15/45	24	22,032
3.500%	07/20/47	862	795,678
3.500%	08/20/47	204	187,971
3.500%	09/20/47	40	36,837
3.500%	11/20/47	32	29,395
3.500%	12/20/47	30	27,651
3.500%	03/20/48	110	101,506
3.500%	01/20/52	26	23,795
4.000%	03/15/44	56	53,909
4.000%	01/20/46	79	75,443
4.000%	02/20/46	27	25,965
4.000%	03/20/46	125	117,574
4.000%	07/20/47	222	210,434
4.000%	12/20/47	80	76,370
4.500%	10/15/41	32	31,203
4.500%	07/20/44	118	117,486
4.500%	04/20/45	133	132,630
5.000%	06/15/38	17	17,308
5.000%	06/15/39	30	30,577
5.000%	12/15/39	24	24,498
5.000%	10/20/42	8	7,627
5.000%	03/15/44	101	101,461
Tennessee Valley Authority Generic Strips, Bonds
2.040%(s)	09/15/30	325	222,817
2.311%(s)	03/15/33	100	61,524

Total U.S. Government Agency Obligations (cost $60,060,727)			51,585,900
U.S. Treasury Obligations — 2.2%
U.S. Treasury Bonds
1.375%	11/15/40	4,043	2,612,789
1.750%	08/15/41(h)(k)	33,860	23,146,484
1.875%	02/15/41	5,100	3,612,234
2.000%	11/15/41(h)	34,800	24,903,750
2.000%	08/15/51	5,528	3,773,724
2.250%	05/15/41(k)	26,495	20,024,424
2.375%	02/15/42	5,990	4,589,838
2.375%	05/15/51(h)(k)	330	246,778
2.750%	08/15/47	10,200	8,147,250
2.875%	05/15/43	4,570	3,763,824
3.625%	08/15/43(a)	16,980	15,820,584
3.750%	11/15/43	355	336,917

A39

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Notes
0.750%	08/31/26(h)	8,200	$7,192,297
1.250%	06/30/28(k)	2,390	2,048,305
1.250%	08/15/31	7,312	5,911,295
1.375%	12/31/28	175	149,762
1.500%	11/30/28(k)	4,980	4,292,916
2.000%	02/15/25(k)	982	931,826
2.375%	03/31/29(k)	1,450	1,313,383
2.750%	07/31/27	4,600	4,331,906
2.875%	04/30/29	195	182,081
2.875%	05/15/32	2,831	2,619,117
3.250%	06/30/29(h)	6,000	5,736,563
4.250%	09/30/24	6,100	6,102,859
U.S. Treasury Strips Coupon
1.916%(s)	02/15/38(k)	855	460,264
1.961%(s)	11/15/40(k)	8,025	3,792,440
1.963%(s)	08/15/41	10,650	4,829,525
2.015%(s)	11/15/41	55	24,469
2.044%(s)	08/15/42	30	12,887
2.056%(s)	11/15/43	430	176,233
2.056%(s)	02/15/45	80	31,103
2.068%(s)	05/15/43(k)	4,980	2,073,314
2.072%(s)	02/15/43	4,635	1,947,967
2.103%(s)	11/15/44	260	101,664
2.117%(s)	05/15/44(k)	1,665	665,935
2.121%(s)	08/15/44	835	329,825
2.125%(s)	05/15/45	870	336,241
2.125%(s)	08/15/45	320	122,325

Total U.S. Treasury Obligations (cost $218,846,469)			166,695,098

Total Long-Term Investments (cost $7,110,931,990)			6,130,451,349

	Shares
Short-Term Investments — 19.0%
Affiliated Mutual Funds — 17.0%
PGIM Core Ultra Short Bond Fund(wd)	1,168,063,580	1,168,063,580
PGIM Institutional Money Market Fund (cost $99,509,001; includes $99,268,993 of cash collateral for securities on loan)(wd)	99,586,264	99,516,554

Total Affiliated Mutual Funds (cost $1,267,572,581)		1,267,580,134

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.5%
CDP Financial, Inc.
2.688%	10/18/22	4,400	4,393,215
Consolidated Edison Co. of New York, Inc.
2.755%	10/06/22	4,225	4,222,646
Dominion Energy, Inc.
3.007%	10/11/22	4,125	4,120,741
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
Entergy Corp.
3.174%	11/18/22		3,225	$3,209,387
General Motors Financial Co., Inc.
3.828%	11/30/22		1,845	1,832,398
Kreditanstalt fuer Wiederaufbau, 144A
2.628%	10/19/22		3,450	3,445,612
2.667%	10/14/22		4,300	4,295,955
National Grid PLC
3.110%	10/20/22		3,175	3,168,922
NiSource, Inc.
2.758%	10/04/22		3,000	2,998,891
Sherwin-Williams Co. (The)
2.955%	10/04/22		2,050	2,049,280
Verizon Communications, Inc.
3.616%	11/14/22		2,200	2,189,990
Walt Disney Co. (The)
2.731%	10/28/22		3,400	3,391,728

Total Commercial Paper (cost $39,327,579)				39,318,765
Foreign Treasury Obligations(n) — 0.2%
Alberta T-Bills
3.284%	11/01/22	CAD	4,000	2,886,770
Japan Treasury Discount Bills, Series 1097
(0.157)%	10/24/22	JPY	485,900	3,355,106
Japan Treasury Discount Bills, Series 1107
(0.115)%	12/12/22	JPY	505,600	3,491,944
Japan Treasury Discount Bills, Series 1109
(0.118)%	12/19/22	JPY	575,500	3,974,837

Total Foreign Treasury Obligations (cost $14,057,816)				13,708,657
U.S. Treasury Obligations(n) — 1.1%
U.S. Treasury Bills
2.252%	10/13/22		425	424,693
2.530%	10/18/22		1,825	1,823,041
2.933%	12/15/22(h)(k)		78,800	78,341,764

Total U.S. Treasury Obligations (cost $80,569,743)				80,589,498

	Shares
Unaffiliated Fund — 0.2%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Shares)	11,661,722	11,661,722
(cost $11,661,722)
Options Purchased*~ — 0.0%
(cost $1,075,279)		1,711,936

Total Short-Term Investments (cost $1,414,264,720)		1,414,570,712

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—101.3% (cost $8,525,196,710)		7,545,022,061

A40

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $1,141,065)	$(922,899)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—101.3% (cost $8,524,055,645)	7,544,099,162

Liabilities in excess of other assets(z) — (1.3)%	(99,278,265)

Net Assets — 100.0%	$7,444,820,897

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
COOIS	Colombia Overnight Interbank Reference Rate
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
IO	Interest Only (Principal amount represents notional)
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SIBOR	Singapore Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
T	Swap payment upon termination
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XETR	Frankfurt Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $453,589 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,696,924; cash collateral of $99,268,993 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
A41

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option GBP vs USD	Call	Deutsche Bank AG	05/04/23	1.42		—	GBP	286	$16,293
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.96		—		3,452	94,912
Currency Option USD vs CHF	Call	Citibank, N.A.	10/17/22	0.98		—		6,903	110,614
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.97		—		3,283	71,449
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	169	31,551
Currency Option EUR vs USD	Put	Morgan Stanley & Co. International PLC	10/07/22	0.97		—	EUR	168	33,089
Currency Option NZD vs JPY	Put	Bank of America, N.A.	10/28/22	80.00		—	NZD	275	34,588
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/06/22	140.00		—		169	4,060
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/17/22	130.00		—		343	834
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/27/22	132.00		—		171	1,369
Currency Option USD vs JPY	Put	Bank of America, N.A.	11/10/22	122.00		—		351	1,176
Currency Option USD vs JPY	Put	Deutsche Bank AG	02/23/23	112.00		—		520	2,143
Total OTC Traded (cost $277,410)									$402,078

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	17,100		$—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,760		—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,820		—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	17,100		—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,730		—
A42

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,730		$—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,730		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	18,020		—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	18,020		—
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$100.50	CDX.NA.HY.38. V2(Q)	5.00%(Q)	4,690		146,990
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$100.50	CDX.NA.HY.38. V2(Q)	5.00%(Q)	4,700		175,857
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,760		115,426
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,820		99,636
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	17,100		73,452
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	17,100		73,452
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	18,020		141,182
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	18,020		127,827
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,730		126,682
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,730		114,677
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,730		114,677
Total OTC Swaptions (cost $797,869)									$1,309,858
Total Options Purchased (cost $1,075,279)									$1,711,936
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs JPY	Call	Barclays Bank PLC	10/18/22	145.00		—	EUR	1,637	$(6,089)
Currency Option GBP vs USD	Call	Morgan Stanley & Co. International PLC	10/27/22	1.11		—	GBP	734	(20,732)
Currency Option NZD vs JPY	Call	Morgan Stanley & Co. International PLC	10/19/22	87.50		—	NZD	2,730	(469)
Currency Option USD vs CHF	Call	Goldman Sachs International	10/17/22	0.96		—		3,452	(94,912)
A43

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CHF	Call	JPMorgan Chase Bank, N.A.	10/17/22	0.98		—		6,903	$(110,614)
Currency Option USD vs CHF	Call	Barclays Bank PLC	11/11/22	0.97		—		3,283	(30,144)
Currency Option USD vs CHF	Call	Bank of America, N.A.	11/11/22	0.99		—		4,924	(67,068)
Currency Option USD vs JPY	Call	Barclays Bank PLC	10/25/22	145.50		—		3,238	(70,470)
Currency Option USD vs JPY	Call	Morgan Stanley & Co. International PLC	11/10/22	147.00		—		4,921	(40,638)
Currency Option GBP vs USD	Put	Morgan Stanley & Co. International PLC	10/27/22	1.04		—	GBP	734	(3,563)
Currency Option NZD vs JPY	Put	Morgan Stanley & Co. International PLC	10/19/22	82.70		—	NZD	2,730	(38,722)
Currency Option USD vs JPY	Put	Barclays Bank PLC	10/25/22	140.00		—		3,238	(13,041)
Total OTC Traded (premiums received $322,893)									$(496,462)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$102.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	4,690		$(2,840)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$102.00	CDX.NA.HY.38. V2(Q)	5.00%(Q)	4,700		(7,283)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,760		(2,098)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,820		(2,104)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	17,100		(2,675)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	17,100		(2,675)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	18,020		(3,541)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	18,020		(3,541)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,730		(5,127)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,730		(5,127)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,730		(7,078)
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	4,690		(47,756)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	4,700		(70,891)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,760		(15,443)
A44

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	17,100		$(11,293)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,820		(13,089)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	17,100		(9,565)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	18,020		(43,823)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	18,020		(36,301)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,730		(36,217)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,730		(33,027)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,730		(30,143)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	12,550		(3,450)
CDX.NA.IG.39.V1, 06/20/27	Put	BNP Paribas S.A.	11/16/22	1.38%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	19,030		(31,350)
Total OTC Swaptions (premiums received $818,172)									$(426,437)
Total Options Written (premiums received $1,141,065)									$(922,899)
Options Purchased:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	0.93%	CDX.NA.IG.38. V1(Q)		1.00%(Q)		19,800	$142,046
(cost $85,140)

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	12/21/22	0.83%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	19,800	$(16,490)
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38. V2(Q)	3,840	(41,480)
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	19,800	(67,505)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	19,030	(44,219)
Total Centrally Cleared Swaptions (premiums received $188,526)							$(169,694)

A45

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,448	2 Year U.S. Treasury Notes	Dec. 2022	$297,405,626	$(4,543,587)
14	5 Year Euro-Bobl	Dec. 2022	1,643,054	18,762
2,990	5 Year U.S. Treasury Notes	Dec. 2022	321,448,352	(8,675,845)
48	10 Year Australian Treasury Bonds	Dec. 2022	3,595,851	(91,071)
71	10 Year U.K. Gilt	Dec. 2022	7,642,115	(1,054,418)
3,157	10 Year U.S. Treasury Notes	Dec. 2022	353,781,313	(16,603,859)
378	20 Year U.S. Treasury Bonds	Dec. 2022	47,781,563	(3,718,953)
740	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	101,380,000	(7,516,490)
2	Euro Schatz Index	Dec. 2022	210,054	(1,936)
1,631	Mini MSCI EAFE Index	Dec. 2022	135,421,930	(18,148,463)
320	Russell 2000 E-Mini Index	Dec. 2022	26,716,800	(3,524,714)
2,051	S&P 500 E-Mini Index	Dec. 2022	369,333,825	(49,726,495)
				(113,587,069)
Short Positions:
305	5 Year Euro-Bobl	Dec. 2022	35,795,101	933,959
5	5 Year Government of Canada Bond	Dec. 2022	406,812	2,447
41	10 Year Canadian Government Bonds	Dec. 2022	3,668,288	13,400
244	10 Year Euro-Bund	Dec. 2022	33,117,418	1,544,381
13	10 Year Japanese Bonds	Dec. 2022	13,320,666	5,359
83	10 Year U.K. Gilt	Dec. 2022	8,933,740	(139,045)
73	10 Year U.S. Treasury Notes	Dec. 2022	8,180,563	(20,512)
239	10 Year U.S. Ultra Treasury Notes	Dec. 2022	28,317,767	1,813,989
405	20 Year U.S. Treasury Bonds	Dec. 2022	51,194,531	3,842,896
42	30 Year Euro Buxl	Dec. 2022	6,036,010	290,563
60	British Pound Currency	Dec. 2022	4,192,875	127,932
1,033	Euro Currency	Dec. 2022	127,336,619	3,136,265
210	Euro Schatz Index	Dec. 2022	22,055,682	210,006
46	Euro-BTP Italian Government Bond	Dec. 2022	5,048,316	(92,269)
				11,669,371
				$(101,917,698)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	6,095	$4,049,488	$3,898,923	$—	$(150,565)
Expiring 10/07/22	Bank of America, N.A.	AUD	1,240	842,005	793,218	—	(48,787)
Expiring 10/07/22	Bank of America, N.A.	AUD	465	314,056	297,456	—	(16,600)
Expiring 10/07/22	BNP Paribas S.A.	AUD	3,655	2,450,827	2,338,074	—	(112,753)
Expiring 10/07/22	BNP Paribas S.A.	AUD	485	326,944	310,250	—	(16,694)
Expiring 10/07/22	Citibank, N.A.	AUD	2,505	1,685,558	1,602,428	—	(83,130)
Expiring 10/07/22	Goldman Sachs International	AUD	2,435	1,625,075	1,557,650	—	(67,425)
Expiring 10/07/22	Goldman Sachs International	AUD	1,190	805,208	761,234	—	(43,974)
Expiring 10/07/22	Goldman Sachs International	AUD	1,190	809,912	761,234	—	(48,678)
Expiring 10/07/22	Goldman Sachs International	AUD	450	308,654	287,862	—	(20,792)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,505	1,684,898	1,602,428	—	(82,470)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,495	1,707,922	1,596,031	—	(111,891)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,235	805,008	790,020	—	(14,988)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	899	604,988	575,083	—	(29,905)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	155	104,383	99,152	—	(5,231)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	8,140	5,269,592	5,207,093	—	(62,499)
A46

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	5,305	$3,434,298	$3,393,566	$—	$(40,732)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	2,435	1,632,397	1,557,650	—	(74,747)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	1,215	811,373	777,225	—	(34,148)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	3,735	2,544,917	2,389,250	—	(155,667)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	2,495	1,698,536	1,596,031	—	(102,505)
Expiring 10/07/22	State Street Bank and Trust Company	AUD	2,425	1,636,548	1,551,253	—	(85,295)
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	985	675,617	630,096	—	(45,521)
Expiring 10/07/22	UBS AG	AUD	907	611,846	580,201	—	(31,645)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	803	546,861	513,752	—	(33,109)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	803	557,547	513,752	—	(43,795)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	301	193,502	192,514	—	(988)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	1,200	767,101	767,958	857	—
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	1,440	277,459	266,658	—	(10,801)
Expiring 10/04/22	Citibank, N.A.	BRL	1,440	266,341	266,658	317	—
Expiring 10/04/22	Citibank, N.A.	BRL	1,437	266,753	266,102	—	(651)
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	20,497	3,965,199	3,795,598	—	(169,601)
British Pound,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	7,970	8,622,030	8,899,422	277,392	—
Expiring 10/07/22	Bank of America, N.A.	GBP	8,468	9,067,534	9,456,359	388,825	—
Expiring 10/07/22	Bank of America, N.A.	GBP	707	814,683	789,519	—	(25,164)
Expiring 10/07/22	Bank of America, N.A.	GBP	603	645,692	673,380	27,688	—
Expiring 10/07/22	Barclays Bank PLC	GBP	92	106,675	102,738	—	(3,937)
Expiring 10/07/22	Barclays Bank PLC	GBP	46	49,360	51,369	2,009	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	293	337,145	327,198	—	(9,947)
Expiring 10/07/22	Citibank, N.A.	GBP	740	798,393	826,370	27,977	—
Expiring 10/07/22	Citibank, N.A.	GBP	712	808,203	795,103	—	(13,100)
Expiring 10/07/22	Goldman Sachs International	GBP	8,469	9,138,051	9,457,476	319,425	—
Expiring 10/07/22	Goldman Sachs International	GBP	1,061	1,235,381	1,184,837	—	(50,544)
Expiring 10/07/22	Goldman Sachs International	GBP	604	651,716	674,497	22,781	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	1,418	1,649,928	1,583,505	—	(66,423)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	735	852,246	820,787	—	(31,459)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	729	849,642	814,086	—	(35,556)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	716	810,771	799,569	—	(11,202)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	712	815,248	795,103	—	(20,145)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	440	506,625	491,356	—	(15,269)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	91	105,759	101,622	—	(4,137)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	45	49,201	50,252	1,051	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	1,433	1,615,557	1,600,255	—	(15,302)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	735	851,549	820,787	—	(30,762)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	370	397,043	413,185	16,142	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	736	847,303	821,904	—	(25,399)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	723	785,763	807,386	21,623	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	718	809,741	801,803	—	(7,938)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	714	810,341	797,336	—	(13,005)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	243	267,937	271,363	3,426	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	2,548	2,961,996	2,845,394	—	(116,602)
Expiring 10/07/22	UBS AG	GBP	440	506,600	491,355	—	(15,245)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	1,267	1,415,108	1,415,503	395	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	876	1,020,407	978,678	—	(41,729)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	73	79,718	81,877	2,159	—
Expiring 11/07/22	Bank of America, N.A.	GBP	1,274	1,364,804	1,423,476	58,672	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	722	769,588	806,711	37,123	—
Expiring 11/07/22	BNP Paribas S.A.	GBP	722	770,228	806,711	36,483	—
Expiring 11/07/22	Citibank, N.A.	GBP	1,442	1,568,139	1,611,187	43,048	—
A47

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/07/22	Goldman Sachs International	GBP	1,344	$1,501,331	$1,501,689	$358	$—
Expiring 11/07/22	Goldman Sachs International	GBP	1,274	1,375,422	1,423,476	48,054	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	GBP	539	576,574	602,240	25,666	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	1,444	1,540,697	1,613,421	72,724	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	719	767,148	803,359	36,211	—
Expiring 11/07/22	State Street Bank and Trust Company	GBP	91	100,863	101,677	814	—
Expiring 11/07/22	UBS AG	GBP	734	794,959	820,119	25,160	—
Expiring 11/07/22	UBS AG	GBP	722	771,943	806,711	34,768	—
Canadian Dollar,
Expiring 10/07/22	BNP Paribas S.A.	CAD	4,375	3,202,986	3,167,155	—	(35,831)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	3,295	2,426,259	2,385,320	—	(40,939)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	2,195	1,616,279	1,589,007	—	(27,272)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	1,070	823,444	774,595	—	(48,849)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	746	566,789	540,045	—	(26,744)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CAD	347	264,079	251,201	—	(12,878)
Expiring 10/07/22	RBC Capital Markets LLC	CAD	2,495	1,902,653	1,806,183	—	(96,470)
Expiring 10/07/22	Standard Chartered Securities	CAD	5,409	4,072,947	3,915,689	—	(157,258)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	14,476	10,555,637	10,479,482	—	(76,155)
Expiring 10/07/22	State Street Bank and Trust Company	CAD	1,660	1,210,442	1,201,709	—	(8,733)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	713	542,000	516,435	—	(25,565)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	711	542,000	514,423	—	(27,577)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	686	517,000	496,866	—	(20,134)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	672	517,060	486,171	—	(30,889)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	364	278,105	263,716	—	(14,389)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	72	52,854	52,422	—	(432)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	4,800	3,499,818	3,474,654	—	(25,164)
Expiring 11/07/22	State Street Bank and Trust Company	CAD	2,135	1,558,260	1,545,497	—	(12,763)
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	288,300	319,623	297,646	—	(21,977)
Expiring 10/07/22	Bank of America, N.A.	CLP	288,300	318,071	297,646	—	(20,425)
Expiring 10/07/22	Bank of America, N.A.	CLP	153,400	164,328	158,373	—	(5,955)
Expiring 10/07/22	Citibank, N.A.	CLP	301,500	336,796	311,274	—	(25,522)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	600,500	626,500	619,967	—	(6,533)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	288,300	319,978	297,646	—	(22,332)
Expiring 10/07/22	Standard Chartered Securities	CLP	149,200	161,734	154,036	—	(7,698)
Expiring 12/21/22	Barclays Bank PLC	CLP	556,050	570,315	565,630	—	(4,685)
Expiring 12/21/22	Barclays Bank PLC	CLP	408,152	414,685	415,184	499	—
Chinese Renminbi,
Expiring 11/07/22	Goldman Sachs International	CNH	3,537	496,297	495,719	—	(578)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CNH	2,232	311,186	312,820	1,634	—
Expiring 11/23/22	Bank of America, N.A.	CNH	17,874	2,589,000	2,505,970	—	(83,030)
Expiring 11/23/22	HSBC Bank PLC	CNH	24,449	3,430,000	3,427,700	—	(2,300)
Expiring 11/23/22	HSBC Bank PLC	CNH	14,150	2,051,000	1,983,774	—	(67,226)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	18,378	2,639,000	2,576,540	—	(62,460)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	17,624	2,557,000	2,470,881	—	(86,119)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	17,298	2,484,000	2,425,156	—	(58,844)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	9,825	1,412,800	1,377,496	—	(35,304)
Colombian Peso,
Expiring 10/07/22	Citibank, N.A.	COP	1,184,437	261,062	256,591	—	(4,471)
Expiring 10/07/22	Citibank, N.A.	COP	27,488	6,059	5,955	—	(104)
Czech Koruna,
Expiring 10/07/22	BNP Paribas S.A.	CZK	7,150	291,386	284,690	—	(6,696)
Expiring 10/07/22	Citibank, N.A.	CZK	16,650	645,850	662,950	17,100	—
Expiring 10/07/22	Citibank, N.A.	CZK	14,660	604,331	583,714	—	(20,617)
Expiring 10/07/22	Citibank, N.A.	CZK	4,258	165,167	169,540	4,373	—
A48

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	7,882	$319,607	$313,835	$—	$(5,772)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	38,740	1,567,973	1,540,517	—	(27,456)
Danish Krone,
Expiring 10/07/22	Citibank, N.A.	DKK	3,968	510,335	523,288	12,953	—
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	539	546,034	528,561	—	(17,473)
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	609	590,129	596,603	6,474	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	42,253	40,724,668	41,420,830	696,162	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	830	833,746	813,598	—	(20,148)
Expiring 10/07/22	Bank of America, N.A.	EUR	3,398	3,390,983	3,331,793	—	(59,190)
Expiring 10/07/22	Bank of America, N.A.	EUR	3,287	3,233,126	3,222,956	—	(10,170)
Expiring 10/07/22	Bank of America, N.A.	EUR	3,129	3,132,263	3,068,035	—	(64,228)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,700	1,706,044	1,666,878	—	(39,166)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,699	1,695,916	1,665,896	—	(30,020)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,699	1,695,916	1,665,896	—	(30,020)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,696	1,695,590	1,662,956	—	(32,634)
Expiring 10/07/22	Bank of America, N.A.	EUR	1,063	1,069,941	1,042,288	—	(27,653)
Expiring 10/07/22	Bank of America, N.A.	EUR	415	415,201	406,914	—	(8,287)
Expiring 10/07/22	Bank of America, N.A.	EUR	358	358,174	351,025	—	(7,149)
Expiring 10/07/22	Bank of America, N.A.	EUR	183	182,891	179,435	—	(3,456)
Expiring 10/07/22	Bank of America, N.A.	EUR	77	76,701	75,500	—	(1,201)
Expiring 10/07/22	Barclays Bank PLC	EUR	183	182,967	179,435	—	(3,532)
Expiring 10/07/22	Barclays Bank PLC	EUR	102	104,130	100,013	—	(4,117)
Expiring 10/07/22	Barclays Bank PLC	EUR	51	51,119	50,006	—	(1,113)
Expiring 10/07/22	BNP Paribas S.A.	EUR	7,153	7,169,287	7,013,631	—	(155,656)
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,637	1,636,652	1,605,105	—	(31,547)
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,630	1,616,134	1,598,241	—	(17,893)
Expiring 10/07/22	BNP Paribas S.A.	EUR	845	849,196	828,536	—	(20,660)
Expiring 10/07/22	BNP Paribas S.A.	EUR	810	813,662	794,218	—	(19,444)
Expiring 10/07/22	Citibank, N.A.	EUR	4,095	4,104,353	4,015,213	—	(89,140)
Expiring 10/07/22	Citibank, N.A.	EUR	4,095	4,102,072	4,015,213	—	(86,859)
Expiring 10/07/22	Citibank, N.A.	EUR	462	463,905	452,998	—	(10,907)
Expiring 10/07/22	Deutsche Bank AG	EUR	40,317	38,658,923	39,531,464	872,541	—
Expiring 10/07/22	Deutsche Bank AG	EUR	4,197	4,024,394	4,115,225	90,831	—
Expiring 10/07/22	Deutsche Bank AG	EUR	818	831,681	802,062	—	(29,619)
Expiring 10/07/22	Goldman Sachs International	EUR	4,202	4,235,204	4,120,128	—	(115,076)
Expiring 10/07/22	Goldman Sachs International	EUR	524	522,308	513,790	—	(8,518)
Expiring 10/07/22	HSBC Bank PLC	EUR	275	276,648	269,642	—	(7,006)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	3,313	3,202,042	3,248,450	46,408	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,703	1,710,645	1,669,819	—	(40,826)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,643	1,615,780	1,610,987	—	(4,793)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,643	1,618,716	1,610,987	—	(7,729)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,637	1,638,734	1,605,105	—	(33,629)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,637	1,638,860	1,605,105	—	(33,755)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,635	1,652,388	1,603,143	—	(49,245)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,635	1,652,388	1,603,143	—	(49,245)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,630	1,615,620	1,598,241	—	(17,379)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,627	1,602,237	1,595,299	—	(6,938)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,210	1,226,015	1,186,424	—	(39,591)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	845	845,879	828,536	—	(17,343)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	845	848,426	828,536	—	(19,890)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	832	803,700	815,790	12,090	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	829	816,202	812,848	—	(3,354)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	822	812,907	805,984	—	(6,923)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	819	819,848	803,042	—	(16,806)
A49

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	818	$825,055	$802,062	$—	$(22,993)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	817	828,137	801,081	—	(27,056)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	815	805,522	799,121	—	(6,401)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	814	801,151	798,140	—	(3,011)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	814	805,657	798,140	—	(7,517)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	814	807,700	798,140	—	(9,560)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	106	106,476	103,935	—	(2,541)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,707	1,695,208	1,673,741	—	(21,467)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,707	1,694,165	1,673,741	—	(20,424)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,703	1,704,955	1,669,819	—	(35,136)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,700	1,705,506	1,666,877	—	(38,629)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,696	1,693,872	1,662,956	—	(30,916)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,658	1,608,930	1,625,696	16,766	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,658	1,608,598	1,625,695	17,097	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,019	1,014,714	999,146	—	(15,568)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	817	818,439	801,082	—	(17,357)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	64	63,961	62,753	—	(1,208)
Expiring 10/07/22	State Street Bank and Trust Company	EUR	1,307	1,265,643	1,281,535	15,892	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	825	800,217	808,926	8,709	—
Expiring 10/19/22	HSBC Bank PLC	EUR	1,107	1,139,000	1,086,438	—	(52,562)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	4,520	4,432,914	4,435,797	2,883	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	3,908	3,942,649	3,835,368	—	(107,281)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	520	514,000	510,009	—	(3,991)
Expiring 10/19/22	UBS AG	EUR	1,185	1,149,975	1,162,538	12,563	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	1,035	997,826	1,016,264	18,438	—
Expiring 11/07/22	Bank of America, N.A.	EUR	2,425	2,331,832	2,382,893	51,061	—
Expiring 11/07/22	Bank of America, N.A.	EUR	805	774,072	791,022	16,950	—
Expiring 11/07/22	Deutsche Bank AG	EUR	7,498	7,205,136	7,367,805	162,669	—
Expiring 11/07/22	Goldman Sachs International	EUR	2,713	2,664,133	2,665,891	1,758	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	3,218	3,130,689	3,162,122	31,433	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	3,218	3,124,240	3,162,122	37,882	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	773	750,923	759,578	8,655	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	351	342,531	344,905	2,374	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	1,595	1,557,966	1,567,305	9,339	—
Expiring 11/07/22	UBS AG	EUR	797	785,681	783,161	—	(2,520)
Expiring 11/07/22	UBS AG	EUR	272	261,831	267,277	5,446	—
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	97,400	225,359	225,198	—	(161)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	337,536	825,514	780,415	—	(45,099)
Expiring 10/19/22	Barclays Bank PLC	HUF	617,072	1,563,000	1,421,626	—	(141,374)
Expiring 10/19/22	Barclays Bank PLC	HUF	431,624	1,093,000	994,384	—	(98,616)
Expiring 10/19/22	Barclays Bank PLC	HUF	359,182	893,000	827,493	—	(65,507)
Expiring 10/19/22	Citibank, N.A.	HUF	441,748	1,084,125	1,017,710	—	(66,415)
Expiring 10/19/22	HSBC Bank PLC	HUF	458,056	1,156,000	1,055,280	—	(100,720)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	494,823	1,193,000	1,139,986	—	(53,014)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	479,574	1,214,000	1,104,853	—	(109,147)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	478,523	1,174,000	1,102,433	—	(71,567)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	460,486	1,155,000	1,060,878	—	(94,122)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	431,927	1,091,000	995,083	—	(95,917)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	396,435	957,000	913,317	—	(43,683)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	381,174	920,000	878,158	—	(41,842)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	328,850	805,491	757,612	—	(47,879)
Expiring 11/07/22	Bank of America, N.A.	HUF	12,236	28,090	28,031	—	(59)
Indian Rupee,
Expiring 10/07/22	Bank of America, N.A.	INR	43,387	528,723	531,313	2,590	—
A50

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 10/07/22	Citibank, N.A.	INR	8,644	$108,362	$105,854	$—	$(2,508)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	INR	35,490	446,415	434,607	—	(11,808)
Expiring 10/07/22	Standard Chartered Securities	INR	15,366	192,629	188,171	—	(4,458)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	INR	165,012	2,005,000	2,006,957	1,957	—
Expiring 12/21/22	The Toronto-Dominion Bank	INR	377,071	4,722,538	4,586,138	—	(136,400)
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	1,138,000	76,571	74,357	—	(2,214)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	26,593,609	1,752,462	1,737,633	—	(14,829)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	1,138,000	74,834	74,194	—	(640)
Expiring 12/21/22	HSBC Bank PLC	IDR	41,614,978	2,731,000	2,707,702	—	(23,298)
Israeli Shekel,
Expiring 10/07/22	Citibank, N.A.	ILS	3,215	907,295	902,180	—	(5,115)
Expiring 10/07/22	Citibank, N.A.	ILS	365	103,006	102,425	—	(581)
Expiring 12/21/22	Citibank, N.A.	ILS	2,430	712,965	686,597	—	(26,368)
Japanese Yen,
Expiring 10/07/22	Australia and New Zealand Banking Group Ltd.	JPY	17,259	121,413	119,325	—	(2,088)
Expiring 10/07/22	Bank of America, N.A.	JPY	350,300	2,449,085	2,421,910	—	(27,175)
Expiring 10/07/22	Bank of America, N.A.	JPY	234,900	1,644,877	1,624,056	—	(20,821)
Expiring 10/07/22	Bank of America, N.A.	JPY	117,000	820,534	808,916	—	(11,618)
Expiring 10/07/22	Bank of America, N.A.	JPY	116,800	816,698	807,534	—	(9,164)
Expiring 10/07/22	Barclays Bank PLC	JPY	120,700	840,205	834,498	—	(5,707)
Expiring 10/07/22	BNP Paribas S.A.	JPY	70,200	486,437	485,350	—	(1,087)
Expiring 10/07/22	Citibank, N.A.	JPY	234,000	1,638,105	1,617,833	—	(20,272)
Expiring 10/07/22	Goldman Sachs International	JPY	482,400	3,388,783	3,335,225	—	(53,558)
Expiring 10/07/22	HSBC Bank PLC	JPY	351,000	2,459,249	2,426,750	—	(32,499)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	243,800	1,697,960	1,685,589	—	(12,371)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	243,300	1,716,778	1,682,132	—	(34,646)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	236,900	1,693,161	1,637,883	—	(55,278)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	236,500	1,640,742	1,635,118	—	(5,624)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	236,500	1,647,682	1,635,118	—	(12,564)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	236,500	1,647,186	1,635,118	—	(12,068)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	165,500	1,146,286	1,144,237	—	(2,049)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	121,600	848,389	840,720	—	(7,669)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	46,700	327,331	322,875	—	(4,456)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	4,242,172	29,357,592	29,329,602	—	(27,990)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	713,850	5,160,770	4,935,428	—	(225,342)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	351,700	2,485,353	2,431,590	—	(53,763)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	237,700	1,670,376	1,643,414	—	(26,962)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	236,900	1,692,916	1,637,884	—	(55,032)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	236,900	1,693,637	1,637,883	—	(55,754)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	235,700	1,706,391	1,629,587	—	(76,804)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	234,500	1,660,478	1,621,290	—	(39,188)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	234,500	1,657,019	1,621,290	—	(35,729)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	234,000	1,640,890	1,617,833	—	(23,057)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	121,600	855,860	840,720	—	(15,140)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	120,700	840,315	834,498	—	(5,817)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	119,100	835,983	823,436	—	(12,547)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	117,500	822,265	812,374	—	(9,891)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	117,200	820,697	810,299	—	(10,398)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	117,200	826,550	810,299	—	(16,251)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	117,000	817,439	808,917	—	(8,522)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	116,800	813,014	807,534	—	(5,480)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	116,700	815,274	806,842	—	(8,432)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	115,600	804,812	799,237	—	(5,575)
A51

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	115,300	$799,577	$797,163	$—	$(2,414)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	48,300	334,514	333,937	—	(577)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	48,300	334,603	333,938	—	(665)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	34,300	238,835	237,144	—	(1,691)
Expiring 10/07/22	State Street Bank and Trust Company	JPY	121,900	847,686	842,795	—	(4,891)
Expiring 10/07/22	UBS AG	JPY	148,714	1,032,108	1,028,181	—	(3,927)
Expiring 10/07/22	Westpac Banking Corp.	JPY	575,431	4,027,319	3,978,425	—	(48,894)
Expiring 10/07/22	Westpac Banking Corp.	JPY	424,420	2,968,476	2,934,362	—	(34,114)
Expiring 10/19/22	BNP Paribas S.A.	JPY	312,560	2,290,862	2,163,400	—	(127,462)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	110,445	764,110	764,453	343	—
Expiring 11/07/22	Goldman Sachs International	JPY	59,000	408,911	409,157	246	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	1,230,721	8,542,195	8,534,876	—	(7,319)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	107,834	748,502	747,814	—	(688)
Expiring 11/07/22	RBC Capital Markets LLC	JPY	37,372	259,419	259,170	—	(249)
Malaysian Ringgit,
Expiring 10/07/22	BNP Paribas S.A.	MYR	8,603	1,852,187	1,844,554	—	(7,633)
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	10,150	508,301	503,343	—	(4,958)
Expiring 10/07/22	Goldman Sachs International	MXN	9,740	484,047	483,010	—	(1,037)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	8,530	420,615	423,006	2,391	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	8,450	417,096	419,039	1,943	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	132,741	6,558,609	6,582,677	24,068	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	16,920	834,376	839,069	4,693	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	16,240	811,689	805,348	—	(6,341)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	10,150	504,047	503,342	—	(705)
Expiring 10/07/22	UBS AG	MXN	22,939	1,139,543	1,137,554	—	(1,989)
Expiring 11/07/22	Bank of America, N.A.	MXN	3,095	152,964	152,601	—	(363)
Expiring 11/07/22	Goldman Sachs International	MXN	9,830	485,694	484,675	—	(1,019)
Expiring 11/07/22	State Street Bank and Trust Company	MXN	8,440	412,412	416,139	3,727	—
Expiring 11/07/22	UBS AG	MXN	149,301	7,375,107	7,361,376	—	(13,731)
Expiring 12/21/22	HSBC Bank PLC	MXN	7,505	366,272	367,201	929	—
New Taiwanese Dollar,
Expiring 10/07/22	Barclays Bank PLC	TWD	52,170	1,693,281	1,638,891	—	(54,390)
Expiring 10/07/22	BNP Paribas S.A.	TWD	6,810	221,212	213,933	—	(7,279)
Expiring 10/07/22	Citibank, N.A.	TWD	102,100	3,240,241	3,207,414	—	(32,827)
Expiring 10/07/22	Citibank, N.A.	TWD	20,694	648,613	650,090	1,477	—
Expiring 10/07/22	Goldman Sachs International	TWD	50,975	1,629,250	1,601,351	—	(27,899)
Expiring 10/07/22	Goldman Sachs International	TWD	25,605	816,543	804,366	—	(12,177)
Expiring 12/21/22	Bank of America, N.A.	TWD	80,674	2,554,000	2,540,637	—	(13,363)
Expiring 12/21/22	Barclays Bank PLC	TWD	37,418	1,198,000	1,178,399	—	(19,601)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	94,654	2,987,000	2,980,891	—	(6,109)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	TWD	71,597	2,288,000	2,254,751	—	(33,249)
New Zealand Dollar,
Expiring 10/07/22	Bank of America, N.A.	NZD	2,735	1,635,475	1,530,708	—	(104,767)
Expiring 10/07/22	Barclays Bank PLC	NZD	1,395	854,825	780,745	—	(74,080)
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,370	820,345	766,754	—	(53,591)
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,360	817,016	761,156	—	(55,860)
Expiring 10/07/22	BNP Paribas S.A.	NZD	385	227,183	215,474	—	(11,709)
Expiring 10/07/22	Citibank, N.A.	NZD	1,400	844,106	783,544	—	(60,562)
Expiring 10/07/22	Citibank, N.A.	NZD	1,360	817,796	761,157	—	(56,639)
Expiring 10/07/22	Goldman Sachs International	NZD	560	343,284	313,418	—	(29,866)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,800	1,600,726	1,567,087	—	(33,639)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,690	1,645,782	1,505,523	—	(140,259)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,690	1,641,021	1,505,523	—	(135,498)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,390	848,296	777,947	—	(70,349)
A52

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,385	$814,980	$775,149	$—	$(39,831)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	680	401,246	380,579	—	(20,667)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	12,879	7,263,756	7,208,041	—	(55,715)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,795	1,692,191	1,564,289	—	(127,902)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,720	1,630,727	1,522,313	—	(108,414)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,360	816,382	761,156	—	(55,226)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,345	826,001	752,762	—	(73,239)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,345	825,600	752,762	—	(72,838)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	440	259,027	246,256	—	(12,771)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	415	251,569	232,265	—	(19,304)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	2,785	1,701,554	1,558,692	—	(142,862)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	2,720	1,634,279	1,522,313	—	(111,966)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	1,335	807,052	747,165	—	(59,887)
Expiring 10/07/22	State Street Bank and Trust Company	NZD	690	405,886	386,175	—	(19,711)
Expiring 10/19/22	Citibank, N.A.	NZD	859	526,059	480,673	—	(45,386)
Expiring 11/07/22	BNP Paribas S.A.	NZD	1,370	777,475	766,822	—	(10,653)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	1,375	769,432	769,620	188	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	4,795	2,704,620	2,683,877	—	(20,743)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	2,735	1,557,071	1,530,845	—	(26,226)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,375	774,518	769,620	—	(4,898)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,375	776,581	769,621	—	(6,960)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,370	779,663	766,822	—	(12,841)
Norwegian Krone,
Expiring 10/07/22	Bank of America, N.A.	NOK	1,420	143,214	130,409	—	(12,805)
Expiring 10/07/22	Barclays Bank PLC	NOK	520	50,263	47,755	—	(2,508)
Expiring 10/07/22	Citibank, N.A.	NOK	8,070	808,452	741,124	—	(67,328)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	2,680	266,341	246,123	—	(20,218)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NOK	5,511	534,148	506,114	—	(28,034)
Expiring 10/07/22	UBS AG	NOK	3,436	313,991	315,552	1,561	—
Expiring 10/19/22	Morgan Stanley & Co. International PLC	NOK	4,539	445,745	416,942	—	(28,803)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NOK	8,380	772,350	769,969	—	(2,381)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	5,020	464,725	461,246	—	(3,479)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	3,350	307,564	307,804	240	—
Expiring 11/07/22	UBS AG	NOK	4,207	384,652	386,547	1,895	—
Peruvian Nuevo Sol,
Expiring 10/07/22	Citibank, N.A.	PEN	836	210,129	209,647	—	(482)
Expiring 12/21/22	BNP Paribas S.A.	PEN	7,547	1,917,742	1,876,994	—	(40,748)
Philippine Peso,
Expiring 10/07/22	Citibank, N.A.	PHP	11,185	188,840	190,260	1,420	—
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	16,225	3,405,966	3,269,923	—	(136,043)
Expiring 10/07/22	Barclays Bank PLC	PLN	2,740	589,271	552,208	—	(37,063)
Expiring 10/07/22	BNP Paribas S.A.	PLN	2,260	448,123	455,472	7,349	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	PLN	2,380	506,135	479,656	—	(26,479)
Expiring 10/19/22	BNP Paribas S.A.	PLN	3,148	654,597	633,215	—	(21,382)
Expiring 10/19/22	Citibank, N.A.	PLN	9,486	2,035,000	1,907,974	—	(127,026)
Expiring 10/19/22	HSBC Bank PLC	PLN	22,299	4,669,699	4,485,000	—	(184,699)
Expiring 10/19/22	HSBC Bank PLC	PLN	6,216	1,288,836	1,250,146	—	(38,690)
Expiring 10/19/22	HSBC Bank PLC	PLN	2,984	624,876	600,161	—	(24,715)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	9,540	2,051,000	1,918,850	—	(132,150)
Expiring 11/07/22	BNP Paribas S.A.	PLN	19,315	3,813,531	3,872,794	59,263	—
Expiring 11/07/22	UBS AG	PLN	2,405	474,537	482,220	7,683	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	1,890	1,306,151	1,316,017	9,866	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	560	387,008	389,931	2,923	—
A53

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	14,420	$818,091	$796,180	$—	$(21,911)
Expiring 10/07/22	Bank of America, N.A.	ZAR	8,760	504,448	483,671	—	(20,777)
Expiring 10/07/22	Goldman Sachs International	ZAR	14,400	821,566	795,075	—	(26,491)
Expiring 10/07/22	Goldman Sachs International	ZAR	5,700	327,300	314,717	—	(12,583)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	8,760	504,739	483,671	—	(21,068)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	111,670	6,537,750	6,165,700	—	(372,050)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	14,630	848,116	807,775	—	(40,341)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	8,990	526,424	496,370	—	(30,054)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	ZAR	8,610	486,804	475,389	—	(11,415)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	ZAR	120,460	6,688,618	6,632,577	—	(56,041)
Expiring 12/21/22	Bank of America, N.A.	ZAR	16,575	933,000	909,153	—	(23,847)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	19,913	1,130,000	1,092,230	—	(37,770)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	11,329	622,000	621,397	—	(603)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	18,530	1,018,000	1,016,349	—	(1,651)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	16,245	910,000	891,040	—	(18,960)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	11,486	657,589	630,002	—	(27,587)
South Korean Won,
Expiring 10/07/22	BNP Paribas S.A.	KRW	2,620,530	1,957,460	1,823,485	—	(133,975)
Expiring 10/07/22	BNP Paribas S.A.	KRW	398,790	289,494	277,496	—	(11,998)
Expiring 10/07/22	Citibank, N.A.	KRW	7,261,068	5,028,789	5,052,584	23,795	—
Expiring 10/07/22	Goldman Sachs International	KRW	1,126,270	810,960	783,710	—	(27,250)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	2,267,740	1,646,870	1,577,997	—	(68,873)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,167,620	843,595	812,483	—	(31,112)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	2,292,080	1,688,332	1,594,934	—	(93,398)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,159,890	836,397	807,105	—	(29,292)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,131,790	809,289	787,552	—	(21,737)
Expiring 11/07/22	Citibank, N.A.	KRW	676,240	468,612	469,307	695	—
Expiring 12/21/22	Bank of America, N.A.	KRW	3,157,424	2,273,000	2,196,464	—	(76,536)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	3,125,749	2,267,000	2,174,429	—	(92,571)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	2,462,070	1,797,000	1,712,740	—	(84,260)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	575,499	417,025	400,346	—	(16,679)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	KRW	428,134	298,841	297,832	—	(1,009)
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	550	51,482	49,575	—	(1,907)
Expiring 10/07/22	Deutsche Bank AG	SEK	2,280	215,020	205,511	—	(9,509)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	29,006	2,717,304	2,614,495	—	(102,809)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	5,511	484,714	496,741	12,027	—
Expiring 10/19/22	BNP Paribas S.A.	SEK	5,157	493,798	465,100	—	(28,698)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	8,730	783,366	788,060	4,694	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	4,276	376,633	385,996	9,363	—
Swiss Franc,
Expiring 10/07/22	Barclays Bank PLC	CHF	105	107,015	106,480	—	(535)
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,585	1,603,405	1,607,346	3,941	—
Expiring 10/07/22	Citibank, N.A.	CHF	1,585	1,604,673	1,607,345	2,672	—
Expiring 10/07/22	Citibank, N.A.	CHF	830	846,745	841,702	—	(5,043)
Expiring 10/07/22	Citibank, N.A.	CHF	820	854,701	831,560	—	(23,141)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	1,956	1,983,371	1,983,576	205	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	907	919,692	919,787	95	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	830	846,921	841,701	—	(5,220)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	825	841,468	836,631	—	(4,837)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	785	800,779	796,067	—	(4,712)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	105	107,885	106,480	—	(1,405)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	50	50,907	50,705	—	(202)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,585	1,606,234	1,607,345	1,111	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	795	804,192	806,208	2,016	—
A54

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/07/22	State Street Bank and Trust Company	CHF	2,360	$2,446,686	$2,393,271	$—	$(53,415)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	785	818,731	796,067	—	(22,664)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	785	803,557	796,067	—	(7,490)
Expiring 10/07/22	UBS AG	CHF	1,570	1,637,660	1,592,134	—	(45,526)
Expiring 10/07/22	UBS AG	CHF	785	818,343	796,067	—	(22,276)
Expiring 10/07/22	UBS AG	CHF	785	803,390	796,067	—	(7,323)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	100	101,307	101,699	392	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	1,520	1,558,207	1,545,822	—	(12,385)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	765	782,065	777,996	—	(4,069)
Expiring 11/07/22	UBS AG	CHF	1,540	1,562,334	1,566,162	3,828	—
Thai Baht,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	37,980	1,001,054	1,007,180	6,126	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	THB	32,770	863,732	869,017	5,285	—
Expiring 12/21/22	HSBC Bank PLC	THB	100,788	2,758,000	2,688,510	—	(69,490)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	63,064	1,671,000	1,682,208	11,208	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	82,441	2,237,000	2,199,106	—	(37,894)
Turkish Lira,
Expiring 10/07/22	Goldman Sachs International	TRY	8,950	476,825	477,883	1,058	—
Expiring 10/07/22	UBS AG	TRY	8,950	477,333	477,882	549	—
Expiring 10/07/22	UBS AG	TRY	1,022	54,478	54,570	92	—
				$705,895,852	$697,024,249	3,938,032	(12,809,635)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/07/22	Bank of America, N.A.	AUD	4,850	$3,259,055	$3,102,507	$156,548	$—
Expiring 10/07/22	Bank of America, N.A.	AUD	2,510	1,692,247	1,605,627	86,620	—
Expiring 10/07/22	Bank of America, N.A.	AUD	1,295	880,574	828,401	52,173	—
Expiring 10/07/22	Barclays Bank PLC	AUD	155	105,131	99,152	5,979	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	2,440	1,613,403	1,560,849	52,554	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	2,440	1,608,574	1,560,849	47,725	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,700	1,146,075	1,087,476	58,599	—
Expiring 10/07/22	BNP Paribas S.A.	AUD	1,235	847,193	790,019	57,174	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	3,740	2,547,987	2,392,448	155,539	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	3,735	2,543,255	2,389,250	154,005	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	3,655	2,446,189	2,338,074	108,115	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,510	1,687,337	1,605,626	81,711	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,470	1,675,823	1,580,039	95,784	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	2,430	1,627,546	1,554,452	73,094	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,230	852,834	786,821	66,013	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	1,220	808,579	780,424	28,155	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	AUD	510	349,559	326,243	23,316	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	AUD	1,220	808,989	780,424	28,565	—
Expiring 10/07/22	RBC Capital Markets LLC	AUD	500	342,119	319,846	22,273	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,215	812,859	777,225	35,634	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	1,215	805,816	777,226	28,590	—
Expiring 10/07/22	State Street Bank and Trust Company	AUD	750	512,528	479,769	32,759	—
Expiring 10/07/22	The Toronto-Dominion Bank	AUD	10,396	7,130,679	6,650,238	480,441	—
Expiring 10/07/22	UBS AG	AUD	1,220	816,004	780,424	35,580	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	803	562,630	513,752	48,878	—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	587	399,076	375,550	23,526	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	8,140	5,271,326	5,209,318	62,008	—
A55

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	AUD	5,305	$3,435,428	$3,395,016	$40,412	$—
Expiring 11/07/22	State Street Bank and Trust Company	AUD	630	406,547	403,178	3,369	—
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	1,440	266,341	266,658	—	(317)
Expiring 10/04/22	Citibank, N.A.	BRL	4,791	924,000	887,199	36,801	—
Expiring 10/04/22	Citibank, N.A.	BRL	3,614	684,000	669,149	14,851	—
Expiring 10/04/22	Citibank, N.A.	BRL	2,320	436,131	429,615	6,516	—
Expiring 10/04/22	Citibank, N.A.	BRL	557	108,492	103,144	5,348	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	5,363	1,019,000	993,151	25,849	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	4,858	920,000	899,577	20,423	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	3,110	600,000	575,859	24,141	—
Expiring 11/03/22	Citibank, N.A.	BRL	1,437	264,890	264,238	652	—
British Pound,
Expiring 10/04/22	Goldman Sachs International	GBP	163	186,459	182,361	4,098	—
Expiring 10/04/22	HSBC Bank PLC	GBP	7,806	9,232,894	8,717,061	515,833	—
Expiring 10/07/22	Bank of America, N.A.	GBP	1,274	1,364,199	1,422,697	—	(58,498)
Expiring 10/07/22	Bank of America, N.A.	GBP	741	778,495	827,487	—	(48,992)
Expiring 10/07/22	Barclays Bank PLC	GBP	709	829,239	791,752	37,487	—
Expiring 10/07/22	Barclays Bank PLC	GBP	292	335,698	326,082	9,616	—
Expiring 10/07/22	Barclays Bank PLC	GBP	44	50,854	49,135	1,719	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	442	512,320	493,589	18,731	—
Expiring 10/07/22	BNP Paribas S.A.	GBP	441	507,460	492,472	14,988	—
Expiring 10/07/22	Citibank, N.A.	GBP	741	781,459	827,487	—	(46,028)
Expiring 10/07/22	Citibank, N.A.	GBP	296	317,945	330,548	—	(12,603)
Expiring 10/07/22	Goldman Sachs International	GBP	1,274	1,374,646	1,422,697	—	(48,051)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	1,433	1,618,058	1,600,256	17,802	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	718	811,588	801,803	9,785	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	93	99,415	103,855	—	(4,440)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	92	106,071	102,738	3,333	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	GBP	45	50,843	50,252	591	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	741	806,515	827,488	—	(20,973)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	740	803,892	826,371	—	(22,479)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	GBP	723	792,997	807,386	—	(14,389)
Expiring 10/07/22	State Street Bank and Trust Company	GBP	735	852,515	820,787	31,728	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	735	851,496	820,787	30,709	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	734	850,991	819,670	31,321	—
Expiring 10/07/22	State Street Bank and Trust Company	GBP	358	418,355	399,785	18,570	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	17,045	19,814,455	19,034,442	780,013	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	2,066	2,401,682	2,307,138	94,544	—
Expiring 10/07/22	The Toronto-Dominion Bank	GBP	953	1,101,332	1,064,232	37,100	—
Expiring 10/07/22	UBS AG	GBP	1,431	1,629,859	1,598,022	31,837	—
Expiring 10/07/22	UBS AG	GBP	445	475,959	496,939	—	(20,980)
Expiring 10/19/22	HSBC Bank PLC	GBP	433	528,294	484,046	44,248	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	GBP	258	295,065	288,562	6,503	—
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	13,732	16,359,231	15,338,319	1,020,912	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	7,970	8,626,971	8,904,702	—	(277,731)
Expiring 11/07/22	Bank of America, N.A.	GBP	8,468	9,071,557	9,461,534	—	(389,977)
Expiring 11/07/22	Bank of America, N.A.	GBP	603	645,979	673,749	—	(27,770)
Expiring 11/07/22	Bank of America, N.A.	GBP	363	393,732	405,590	—	(11,858)
Expiring 11/07/22	BNP Paribas S.A.	GBP	721	778,175	805,593	—	(27,418)
Expiring 11/07/22	BNP Paribas S.A.	GBP	721	777,783	805,594	—	(27,811)
Expiring 11/07/22	Goldman Sachs International	GBP	8,469	9,143,209	9,462,651	—	(319,442)
Expiring 11/07/22	Goldman Sachs International	GBP	604	652,084	674,866	—	(22,782)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	1,481	1,593,097	1,654,763	—	(61,666)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	1,442	1,568,334	1,611,187	—	(42,853)
A56

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	721	$790,437	$805,593	$—	$(15,156)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	GBP	719	772,530	803,359	—	(30,829)
Expiring 11/07/22	State Street Bank and Trust Company	GBP	1,481	1,592,731	1,654,763	—	(62,032)
Expiring 11/07/22	UBS AG	GBP	734	790,078	820,119	—	(30,041)
Expiring 11/07/22	UBS AG	GBP	705	791,474	787,716	3,758	—
Canadian Dollar,
Expiring 10/07/22	BMO Capital Markets	CAD	265	203,150	191,839	11,311	—
Expiring 10/07/22	Citibank, N.A.	CAD	2,195	1,610,141	1,589,007	21,134	—
Expiring 10/07/22	Citibank, N.A.	CAD	1,065	814,709	770,976	43,733	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	2,195	1,618,113	1,589,006	29,107	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	2,195	1,608,993	1,589,006	19,987	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	2,195	1,617,815	1,589,007	28,808	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CAD	305	224,923	220,796	4,127	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	15,397	11,741,541	11,146,213	595,328	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	1,070	823,711	774,595	49,116	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	609	464,415	440,868	23,547	—
Expiring 10/07/22	RBC Capital Markets LLC	CAD	280	214,214	202,698	11,516	—
Expiring 10/07/22	Standard Chartered Securities	CAD	172	130,916	124,514	6,402	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	4,800	3,500,073	3,474,821	25,252	—
Expiring 10/07/22	State Street Bank and Trust Company	CAD	2,225	1,689,201	1,610,725	78,476	—
Expiring 10/07/22	UBS AG	CAD	1,100	808,339	796,313	12,026	—
Expiring 10/19/22	HSBC Bank PLC	CAD	461	359,367	333,416	25,951	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	720	548,000	521,266	26,734	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	710	545,000	513,973	31,027	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	691	523,000	500,019	22,981	—
Expiring 11/07/22	Citibank, N.A.	CAD	4,375	3,178,302	3,167,002	11,300	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	14,476	10,554,867	10,478,976	75,891	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	3,988	2,911,009	2,886,858	24,151	—
Expiring 11/07/22	State Street Bank and Trust Company	CAD	1,660	1,210,354	1,201,651	8,703	—
Chilean Peso,
Expiring 10/07/22	Bank of America, N.A.	CLP	298,400	333,781	308,074	25,707	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CLP	1,619,400	1,788,108	1,671,898	116,210	—
Expiring 10/07/22	Standard Chartered Securities	CLP	151,700	167,236	156,618	10,618	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CLP	600,500	623,055	616,516	6,539	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	814,536	888,000	828,569	59,431	—
Expiring 12/21/22	The Toronto-Dominion Bank	CLP	914,669	1,009,000	930,427	78,573	—
Expiring 12/21/22	UBS AG	CLP	970,961	1,070,602	987,689	82,913	—
Chinese Renminbi,
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	13,509	1,888,921	1,893,320	—	(4,399)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CNH	5,864	819,945	821,855	—	(1,910)
Expiring 11/23/22	Citibank, N.A.	CNH	15,310	2,240,000	2,146,524	93,476	—
Expiring 11/23/22	Goldman Sachs International	CNH	172,171	25,360,272	24,138,430	1,221,842	—
Expiring 11/23/22	Goldman Sachs International	CNH	48,691	7,172,089	6,826,542	345,547	—
Expiring 11/23/22	Morgan Stanley & Co. International PLC	CNH	1,751	254,400	245,538	8,862	—
Colombian Peso,
Expiring 10/07/22	BNP Paribas S.A.	COP	27,488	6,185	5,955	230	—
Expiring 10/07/22	Citibank, N.A.	COP	1,184,437	261,662	256,591	5,071	—
Expiring 11/04/22	Citibank, N.A.	COP	1,184,437	259,688	255,172	4,516	—
Expiring 11/04/22	Citibank, N.A.	COP	27,488	6,027	5,922	105	—
Czech Koruna,
Expiring 10/07/22	Citibank, N.A.	CZK	12,180	487,680	484,969	2,711	—
Expiring 10/07/22	Citibank, N.A.	CZK	11,230	454,404	447,142	7,262	—
Expiring 10/07/22	Citibank, N.A.	CZK	10,540	428,174	419,669	8,505	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CZK	16,650	675,141	662,949	12,192	—
Expiring 10/19/22	HSBC Bank PLC	CZK	57,682	2,377,000	2,293,768	83,232	—
A57

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/19/22	HSBC Bank PLC	CZK	47,846	$1,967,000	$1,902,622	$64,378	$—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	59,378	2,434,000	2,361,200	72,800	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	29,150	1,188,000	1,159,185	28,815	—
Expiring 11/07/22	Citibank, N.A.	CZK	16,650	643,829	660,815	—	(16,986)
Expiring 11/07/22	Citibank, N.A.	CZK	4,258	164,650	168,994	—	(4,344)
Expiring 11/07/22	UBS AG	CZK	6,830	265,140	271,074	—	(5,934)
Danish Krone,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	DKK	3,968	535,459	523,288	12,171	—
Expiring 11/07/22	Citibank, N.A.	DKK	3,968	511,445	524,447	—	(13,002)
Euro,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	43,207	43,404,259	42,356,837	1,047,422	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	1,023	1,023,894	1,002,755	21,139	—
Expiring 10/07/22	Bank of America, N.A.	EUR	3,271	3,316,532	3,207,268	109,264	—
Expiring 10/07/22	Barclays Bank PLC	EUR	1,628	1,627,381	1,596,280	31,101	—
Expiring 10/07/22	Barclays Bank PLC	EUR	848	856,094	831,477	24,617	—
Expiring 10/07/22	Barclays Bank PLC	EUR	105	104,638	102,954	1,684	—
Expiring 10/07/22	Barclays Bank PLC	EUR	52	50,310	50,986	—	(676)
Expiring 10/07/22	BNP Paribas S.A.	EUR	51,405	51,522,049	50,403,425	1,118,624	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	2,465	2,424,275	2,416,972	7,303	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,929	1,933,392	1,891,415	41,977	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	1,685	1,668,703	1,652,169	16,534	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	983	983,013	963,847	19,166	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	854	852,717	837,360	15,357	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	848	848,159	831,477	16,682	—
Expiring 10/07/22	BNP Paribas S.A.	EUR	828	795,672	811,867	—	(16,195)
Expiring 10/07/22	BNP Paribas S.A.	EUR	815	818,517	799,120	19,397	—
Expiring 10/07/22	Citibank, N.A.	EUR	1,619	1,622,020	1,587,455	34,565	—
Expiring 10/07/22	Deutsche Bank AG	EUR	7,498	7,189,637	7,351,909	—	(162,272)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	5,959	5,957,480	5,842,894	114,586	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	4,163	4,015,089	4,081,889	—	(66,800)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	4,109	4,056,368	4,028,940	27,428	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	3,371	3,351,910	3,305,319	46,591	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	2,487	2,425,377	2,438,543	—	(13,166)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,707	1,708,400	1,673,741	34,659	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,699	1,703,110	1,665,897	37,213	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,685	1,673,315	1,652,170	21,145	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,658	1,610,979	1,625,695	—	(14,716)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,638	1,637,346	1,606,085	31,261	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	1,146	1,145,060	1,123,671	21,389	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	842	839,903	825,594	14,309	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	825	802,676	808,926	—	(6,250)
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	823	810,345	806,965	3,380	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	819	819,163	803,043	16,120	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	819	817,140	803,043	14,097	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	818	828,086	802,062	26,024	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	368	372,844	360,830	12,014	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	327	326,323	320,629	5,694	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	EUR	106	105,462	103,935	1,527	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,699	1,711,449	1,665,897	45,552	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,696	1,713,732	1,662,955	50,777	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,658	1,613,489	1,625,695	—	(12,206)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,643	1,625,216	1,610,988	14,228	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,638	1,633,943	1,606,086	27,857	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,628	1,626,589	1,596,281	30,308	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	1,366	1,360,255	1,339,385	20,870	—
A58

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	852	$845,537	$835,400	$10,137	$—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	848	848,868	831,478	17,390	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	848	853,563	831,478	22,085	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	833	805,494	816,769	—	(11,275)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	832	805,942	815,789	—	(9,847)
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	819	819,423	803,042	16,381	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	EUR	137	137,287	134,331	2,956	—
Expiring 10/07/22	State Street Bank and Trust Company	EUR	408	404,394	400,050	4,344	—
Expiring 10/07/22	UBS AG	EUR	2,445	2,438,328	2,397,362	40,966	—
Expiring 10/07/22	UBS AG	EUR	1,638	1,635,731	1,606,085	29,646	—
Expiring 10/07/22	UBS AG	EUR	823	812,655	806,965	5,690	—
Expiring 10/07/22	UBS AG	EUR	819	819,485	803,043	16,442	—
Expiring 10/07/22	UBS AG	EUR	432	432,309	423,583	8,726	—
Expiring 10/19/22	Barclays Bank PLC	EUR	22,360	22,665,791	21,942,508	723,283	—
Expiring 10/19/22	Barclays Bank PLC	EUR	2,338	2,410,000	2,293,856	116,144	—
Expiring 10/19/22	BNP Paribas S.A.	EUR	36,167	37,036,898	35,491,242	1,545,656	—
Expiring 10/19/22	Deutsche Bank AG	EUR	39,221	39,760,347	38,488,525	1,271,822	—
Expiring 10/19/22	HSBC Bank PLC	EUR	3,435	3,496,181	3,370,861	125,320	—
Expiring 10/19/22	HSBC Bank PLC	EUR	2,798	2,868,448	2,745,466	122,982	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	2,942	3,016,000	2,886,632	129,368	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,864	1,916,000	1,829,208	86,792	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	804	816,000	788,523	27,477	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	544	548,000	533,706	14,294	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	EUR	42,253	40,808,117	41,503,905	—	(695,788)
Expiring 11/07/22	BNP Paribas S.A.	EUR	804	780,463	790,039	—	(9,576)
Expiring 11/07/22	Citibank, N.A.	EUR	6,436	6,253,218	6,324,246	—	(71,028)
Expiring 11/07/22	Deutsche Bank AG	EUR	40,317	38,742,258	39,616,936	—	(874,678)
Expiring 11/07/22	Deutsche Bank AG	EUR	4,197	4,033,069	4,124,123	—	(91,054)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	4,141	3,987,597	4,069,096	—	(81,499)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	809	783,543	794,952	—	(11,409)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	EUR	808	773,852	793,970	—	(20,118)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	1,595	1,566,745	1,567,305	—	(560)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	EUR	804	777,741	790,039	—	(12,298)
Expiring 11/07/22	State Street Bank and Trust Company	EUR	853	837,782	838,189	—	(407)
Expiring 11/07/22	State Street Bank and Trust Company	EUR	79	77,591	77,629	—	(38)
Hungarian Forint,
Expiring 10/07/22	Bank of America, N.A.	HUF	102,300	254,309	236,527	17,782	—
Expiring 10/07/22	Bank of America, N.A.	HUF	21,620	52,365	49,987	2,378	—
Expiring 10/07/22	Bank of America, N.A.	HUF	12,236	28,311	28,291	20	—
Expiring 10/07/22	Barclays Bank PLC	HUF	104,080	250,747	240,643	10,104	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	97,400	238,212	225,198	13,014	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	HUF	97,300	236,953	224,967	11,986	—
Expiring 11/07/22	Bank of America, N.A.	HUF	97,400	223,600	223,133	467	—
Expiring 11/07/22	UBS AG	HUF	134,600	309,177	308,354	823	—
Indian Rupee,
Expiring 10/07/22	BNP Paribas S.A.	INR	49,107	616,469	601,359	15,110	—
Expiring 10/07/22	Citibank, N.A.	INR	18,410	226,776	225,447	1,329	—
Expiring 10/07/22	Standard Chartered Securities	INR	35,370	436,150	433,138	3,012	—
Expiring 11/07/22	Bank of America, N.A.	INR	43,387	526,605	530,081	—	(3,476)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	INR	167,518	2,088,000	2,037,445	50,555	—
Indonesian Rupiah,
Expiring 10/07/22	Citibank, N.A.	IDR	26,593,609	1,789,369	1,737,633	51,736	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	IDR	1,138,000	74,992	74,357	635	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	26,593,609	1,748,774	1,733,829	14,945	—
Expiring 12/21/22	Citibank, N.A.	IDR	13,070,410	872,175	850,434	21,741	—
A59

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 10/07/22	BNP Paribas S.A.	ILS	3,215	$967,470	$902,180	$65,290	$—
Expiring 10/07/22	BNP Paribas S.A.	ILS	365	109,837	102,425	7,412	—
Expiring 11/07/22	Citibank, N.A.	ILS	3,215	909,502	904,504	4,998	—
Expiring 11/07/22	Citibank, N.A.	ILS	365	103,256	102,689	567	—
Expiring 12/21/22	Barclays Bank PLC	ILS	6,849	1,994,000	1,934,894	59,106	—
Expiring 12/21/22	Citibank, N.A.	ILS	5,867	1,666,000	1,657,472	8,528	—
Expiring 12/21/22	Citibank, N.A.	ILS	5,029	1,418,000	1,420,515	—	(2,515)
Expiring 12/21/22	Citibank, N.A.	ILS	4,362	1,279,591	1,232,266	47,325	—
Expiring 12/21/22	Citibank, N.A.	ILS	3,320	974,662	937,789	36,873	—
Expiring 12/21/22	Citibank, N.A.	ILS	2,982	872,338	842,367	29,971	—
Japanese Yen,
Expiring 10/07/22	Bank of America, N.A.	JPY	468,000	3,234,010	3,235,667	—	(1,657)
Expiring 10/07/22	Bank of America, N.A.	JPY	235,700	1,700,921	1,629,587	71,334	—
Expiring 10/07/22	Bank of America, N.A.	JPY	235,700	1,701,412	1,629,587	71,825	—
Expiring 10/07/22	Bank of America, N.A.	JPY	116,800	812,047	807,534	4,513	—
Expiring 10/07/22	Barclays Bank PLC	JPY	117,000	823,103	808,917	14,186	—
Expiring 10/07/22	Barclays Bank PLC	JPY	26,300	184,767	181,834	2,933	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	234,500	1,656,518	1,621,290	35,228	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	116,800	818,054	807,534	10,520	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	97,500	678,260	674,098	4,162	—
Expiring 10/07/22	BNP Paribas S.A.	JPY	3,729	26,035	25,781	254	—
Expiring 10/07/22	Citibank, N.A.	JPY	351,000	2,488,656	2,426,750	61,906	—
Expiring 10/07/22	Citibank, N.A.	JPY	243,100	1,711,091	1,680,749	30,342	—
Expiring 10/07/22	Citibank, N.A.	JPY	243,100	1,714,070	1,680,749	33,321	—
Expiring 10/07/22	Goldman Sachs International	JPY	116,800	811,151	807,534	3,617	—
Expiring 10/07/22	HSBC Bank PLC	JPY	116,800	810,696	807,534	3,162	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	592,200	4,234,970	4,094,362	140,608	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	236,400	1,689,939	1,634,426	55,513	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	235,500	1,684,536	1,628,204	56,332	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	233,500	1,655,324	1,614,376	40,948	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	233,500	1,632,102	1,614,376	17,726	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	117,500	821,995	812,373	9,622	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	117,000	828,350	808,917	19,433	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	79,942	578,187	552,704	25,483	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	JPY	47,300	327,125	327,024	101	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	5,712,792	41,300,562	39,497,200	1,803,362	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	1,230,721	8,517,100	8,508,980	8,120	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	234,000	1,645,088	1,617,833	27,255	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	233,500	1,630,532	1,614,376	16,156	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	121,600	855,368	840,720	14,648	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	121,600	857,812	840,720	17,092	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	121,600	854,768	840,721	14,047	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	118,900	843,916	822,053	21,863	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	118,300	829,679	817,905	11,774	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	117,800	842,959	814,448	28,511	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	117,200	833,026	810,299	22,727	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	116,900	827,727	808,226	19,501	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	49,600	347,211	342,926	4,285	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	JPY	39,400	274,395	272,405	1,990	—
Expiring 10/07/22	RBC Capital Markets LLC	JPY	97,662	706,383	675,217	31,166	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	116,800	821,287	807,534	13,753	—
Expiring 10/07/22	State Street Bank and Trust Company	JPY	115,000	803,247	795,089	8,158	—
Expiring 10/07/22	UBS AG	JPY	116,800	810,773	807,534	3,239	—
Expiring 10/19/22	HSBC Bank PLC	JPY	61,660	464,232	426,783	37,449	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	JPY	48,167	370,000	333,388	36,612	—
A60

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	4,242,172	$29,444,090	$29,418,862	$25,228	$—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	37,800	262,538	262,137	401	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	JPY	32,200	223,383	223,302	81	—
Expiring 11/07/22	Standard Chartered Securities	JPY	41,698	289,757	289,170	587	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	JPY	505,600	3,573,268	3,522,000	51,268	—
Expiring 12/19/22	JPMorgan Chase Bank, N.A.	JPY	575,500	4,051,208	4,013,222	37,986	—
Malaysian Ringgit,
Expiring 10/07/22	HSBC Bank PLC	MYR	8,603	1,919,113	1,844,554	74,559	—
Expiring 11/07/22	BNP Paribas S.A.	MYR	8,603	1,853,663	1,842,730	10,933	—
Mexican Peso,
Expiring 10/07/22	Bank of America, N.A.	MXN	10,260	513,269	508,797	4,472	—
Expiring 10/07/22	Citibank, N.A.	MXN	8,450	424,463	419,039	5,424	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	MXN	8,600	430,385	426,477	3,908	—
Expiring 10/07/22	RBC Capital Markets LLC	MXN	22,939	1,133,395	1,137,554	—	(4,159)
Expiring 10/07/22	State Street Bank and Trust Company	MXN	16,320	814,087	809,315	4,772	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	10,150	507,932	503,342	4,590	—
Expiring 10/07/22	State Street Bank and Trust Company	MXN	9,840	480,780	487,970	—	(7,190)
Expiring 10/07/22	UBS AG	MXN	149,301	7,416,841	7,403,894	12,947	—
Expiring 11/07/22	UBS AG	MXN	22,939	1,133,131	1,131,021	2,110	—
Expiring 12/21/22	Bank of America, N.A.	MXN	40,942	2,006,000	2,003,049	2,951	—
Expiring 12/21/22	HSBC Bank PLC	MXN	58,232	2,841,759	2,848,963	—	(7,204)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	37,562	1,827,000	1,837,716	—	(10,716)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	24,933	1,220,000	1,219,821	179	—
New Taiwanese Dollar,
Expiring 10/07/22	Bank of America, N.A.	TWD	26,050	845,368	818,347	27,021	—
Expiring 10/07/22	Barclays Bank PLC	TWD	51,720	1,701,148	1,624,755	76,393	—
Expiring 10/07/22	Citibank, N.A.	TWD	78,149	2,576,964	2,455,007	121,957	—
Expiring 10/07/22	Goldman Sachs International	TWD	76,575	2,421,574	2,405,561	16,013	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	TWD	25,860	845,513	812,378	33,135	—
Expiring 11/07/22	Citibank, N.A.	TWD	20,694	648,839	650,438	—	(1,599)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	311,389	10,159,500	9,806,391	353,109	—
New Zealand Dollar,
Expiring 10/07/22	BNP Paribas S.A.	NZD	4,145	2,414,017	2,319,849	94,168	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,400	846,072	783,544	62,528	—
Expiring 10/07/22	BNP Paribas S.A.	NZD	1,360	816,947	761,157	55,790	—
Expiring 10/07/22	Citibank, N.A.	NZD	275	166,738	153,911	12,827	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	6,840	4,078,732	3,828,170	250,562	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	4,135	2,514,845	2,314,252	200,593	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	2,795	1,715,364	1,564,289	151,075	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NZD	1,360	816,899	761,157	55,742	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	4,795	2,704,380	2,683,637	20,743	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,690	1,651,690	1,505,523	146,167	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	2,685	1,647,009	1,502,725	144,284	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,400	798,753	783,543	15,210	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	1,360	813,111	761,156	51,955	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	203	122,984	113,614	9,370	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	NZD	195	118,270	109,136	9,134	—
Expiring 10/07/22	Standard Chartered Securities	NZD	293	178,518	163,984	14,534	—
Expiring 10/07/22	State Street Bank and Trust Company	NZD	675	414,111	377,780	36,331	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	12,473	7,648,182	6,980,814	667,368	—
Expiring 10/07/22	The Toronto-Dominion Bank	NZD	3,950	2,422,057	2,210,712	211,345	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	2,735	1,555,642	1,530,845	24,797	—
Expiring 11/07/22	BNP Paribas S.A.	NZD	438	248,232	245,160	3,072	—
Expiring 11/07/22	Citibank, N.A.	NZD	2,589	1,479,368	1,449,126	30,242	—
Expiring 11/07/22	Citibank, N.A.	NZD	1,370	777,051	766,822	10,229	—
A61

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	NZD	5,470	$3,103,022	$3,061,691	$41,331	$—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	12,879	7,264,400	7,208,686	55,714	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NZD	1,370	782,325	766,822	15,503	—
Expiring 11/07/22	State Street Bank and Trust Company	NZD	562	318,032	314,565	3,467	—
Norwegian Krone,
Expiring 10/07/22	Barclays Bank PLC	NOK	520	51,400	47,756	3,644	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	8,947	900,620	821,665	78,955	—
Expiring 10/07/22	BNP Paribas S.A.	NOK	1,303	131,162	119,663	11,499	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	NOK	520	50,229	47,755	2,474	—
Expiring 10/07/22	UBS AG	NOK	4,207	384,447	386,358	—	(1,911)
Expiring 10/07/22	UBS AG	NOK	3,140	304,595	288,368	16,227	—
Expiring 10/07/22	UBS AG	NOK	3,000	298,349	275,511	22,838	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	8,370	774,412	769,050	5,362	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	NOK	4,110	380,807	377,634	3,173	—
Expiring 11/07/22	UBS AG	NOK	3,436	314,158	315,706	—	(1,548)
Peruvian Nuevo Sol,
Expiring 10/07/22	BNP Paribas S.A.	PEN	545	140,049	136,672	3,377	—
Expiring 10/07/22	Citibank, N.A.	PEN	291	75,326	72,975	2,351	—
Expiring 11/07/22	Citibank, N.A.	PEN	836	209,351	208,804	547	—
Expiring 12/21/22	Barclays Bank PLC	PEN	4,812	1,226,880	1,196,722	30,158	—
Expiring 12/21/22	Barclays Bank PLC	PEN	2,652	671,965	659,703	12,262	—
Philippine Peso,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	PHP	11,185	198,756	190,260	8,496	—
Expiring 11/07/22	Citibank, N.A.	PHP	11,185	188,157	189,827	—	(1,670)
Expiring 12/21/22	HSBC Bank PLC	PHP	92,549	1,610,527	1,563,524	47,003	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	PHP	130,938	2,256,000	2,212,074	43,926	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	PHP	30,174	506,000	509,765	—	(3,765)
Polish Zloty,
Expiring 10/07/22	Barclays Bank PLC	PLN	2,260	474,421	455,471	18,950	—
Expiring 10/07/22	Barclays Bank PLC	PLN	1,010	209,609	203,552	6,057	—
Expiring 10/07/22	BNP Paribas S.A.	PLN	19,315	3,829,864	3,892,669	—	(62,805)
Expiring 10/07/22	HSBC Bank PLC	PLN	1,020	217,165	205,567	11,598	—
Expiring 10/19/22	HSBC Bank PLC	PLN	2,958	624,720	594,922	29,798	—
Expiring 10/19/22	HSBC Bank PLC	PLN	2,600	557,000	522,904	34,096	—
Expiring 11/07/22	BNP Paribas S.A.	PLN	2,260	446,212	453,146	—	(6,934)
Expiring 11/07/22	UBS AG	PLN	2,420	487,657	485,227	2,430	—
Singapore Dollar,
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	1,610	1,151,748	1,121,051	30,697	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	560	400,608	389,931	10,677	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SGD	280	200,691	194,965	5,726	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	1,890	1,306,498	1,316,425	—	(9,927)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SGD	560	387,111	390,052	—	(2,941)
Expiring 12/21/22	Deutsche Bank AG	SGD	3,218	2,287,000	2,242,784	44,216	—
Expiring 12/21/22	Goldman Sachs International	SGD	3,545	2,476,000	2,470,863	5,137	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	SGD	3,384	2,393,000	2,358,795	34,205	—
South African Rand,
Expiring 10/07/22	Bank of America, N.A.	ZAR	8,860	511,347	489,193	22,154	—
Expiring 10/07/22	Goldman Sachs International	ZAR	43,200	2,460,277	2,385,227	75,050	—
Expiring 10/07/22	Goldman Sachs International	ZAR	14,560	844,479	803,910	40,569	—
Expiring 10/07/22	Goldman Sachs International	ZAR	8,860	511,367	489,192	22,175	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	ZAR	120,460	6,707,127	6,651,027	56,100	—
South Korean Won,
Expiring 10/07/22	Barclays Bank PLC	KRW	2,265,040	1,647,961	1,576,119	71,842	—
Expiring 10/07/22	BNP Paribas S.A.	KRW	7,261,068	5,423,807	5,052,583	371,224	—
Expiring 10/07/22	Citibank, N.A.	KRW	676,240	468,343	470,559	—	(2,216)
A62

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,165,810	$846,016	$811,224	$34,792	$—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,162,000	842,029	808,573	33,456	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	KRW	1,162,000	848,070	808,573	39,497	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	3,427,330	2,553,517	2,384,894	168,623	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,167,620	845,758	812,483	33,275	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	KRW	1,138,670	814,703	792,338	22,365	—
Expiring 11/07/22	Citibank, N.A.	KRW	7,261,068	5,031,681	5,039,148	—	(7,467)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	KRW	1,115,580	779,091	774,208	4,883	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	7,331,307	5,312,503	5,100,028	212,475	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	726,353	526,000	505,288	20,712	—
Swedish Krona,
Expiring 10/07/22	Barclays Bank PLC	SEK	550	50,019	49,575	444	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	18,170	1,702,203	1,637,777	64,426	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	8,840	803,475	796,805	6,670	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	SEK	5,511	516,275	496,742	19,533	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	SEK	4,276	376,091	385,423	—	(9,332)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	8,730	782,447	788,060	—	(5,613)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	SEK	1,120	98,688	101,103	—	(2,415)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	SEK	5,511	485,413	497,480	—	(12,067)
Expiring 11/07/22	UBS AG	SEK	8,820	782,498	796,185	—	(13,687)
Expiring 11/07/22	UBS AG	SEK	8,740	785,459	788,963	—	(3,504)
Swiss Franc,
Expiring 10/07/22	Bank of America, N.A.	CHF	1,665	1,699,847	1,688,473	11,374	—
Expiring 10/07/22	Barclays Bank PLC	CHF	800	816,484	811,278	5,206	—
Expiring 10/07/22	Barclays Bank PLC	CHF	100	104,822	101,410	3,412	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	2,277	2,340,284	2,309,101	31,183	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	1,810	1,860,305	1,835,518	24,787	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	830	849,885	841,701	8,184	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	830	846,051	841,701	4,350	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	820	855,041	831,560	23,481	—
Expiring 10/07/22	BNP Paribas S.A.	CHF	495	509,115	501,978	7,137	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	1,575	1,635,667	1,597,204	38,463	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	795	807,230	806,208	1,022	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	780	815,543	790,996	24,547	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	395	411,981	400,568	11,413	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	105	107,129	106,481	648	—
Expiring 10/07/22	JPMorgan Chase Bank, N.A.	CHF	50	51,009	50,704	305	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,600	1,630,939	1,622,557	8,382	—
Expiring 10/07/22	Morgan Stanley & Co. International PLC	CHF	1,585	1,603,067	1,607,346	—	(4,279)
Expiring 10/07/22	State Street Bank and Trust Company	CHF	146	150,247	148,058	2,189	—
Expiring 10/07/22	UBS AG	CHF	800	819,048	811,278	7,770	—
Expiring 10/07/22	UBS AG	CHF	800	816,779	811,278	5,501	—
Expiring 10/07/22	UBS AG	CHF	795	807,827	806,208	1,619	—
Expiring 10/07/22	UBS AG	CHF	780	813,281	790,996	22,285	—
Expiring 10/19/22	HSBC Bank PLC	CHF	1,024	1,049,317	1,039,680	9,637	—
Expiring 10/19/22	HSBC Bank PLC	CHF	525	537,812	532,873	4,939	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CHF	188	193,846	191,342	2,504	—
Expiring 11/07/22	BNP Paribas S.A.	CHF	760	778,216	772,912	5,304	—
Expiring 11/07/22	Citibank, N.A.	CHF	785	795,287	798,336	—	(3,049)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	1,956	1,988,654	1,989,229	—	(575)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	CHF	907	922,142	922,409	—	(267)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	CHF	760	775,383	772,911	2,472	—
Expiring 11/07/22	UBS AG	CHF	760	777,277	772,912	4,365	—
Thai Baht,
Expiring 10/07/22	Standard Chartered Securities	THB	16,385	448,597	434,509	14,088	—
A63

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 10/07/22	Standard Chartered Securities	THB	16,385	$445,911	$434,509	$11,402	$—
Expiring 10/07/22	Standard Chartered Securities	THB	14,645	400,958	388,366	12,592	—
Expiring 10/07/22	Standard Chartered Securities	THB	14,645	398,558	388,367	10,191	—
Expiring 10/07/22	Standard Chartered Securities	THB	8,690	235,923	230,447	5,476	—
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	37,980	1,001,318	1,008,946	—	(7,628)
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	THB	32,770	863,960	870,541	—	(6,581)
Expiring 12/21/22	Goldman Sachs International	THB	93,441	2,580,000	2,492,525	87,475	—
Expiring 12/21/22	Goldman Sachs International	THB	64,011	1,767,000	1,707,491	59,509	—
Expiring 12/21/22	HSBC Bank PLC	THB	83,140	2,277,000	2,217,747	59,253	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	573,617	15,743,992	15,301,115	442,877	—
Turkish Lira,
Expiring 10/07/22	Barclays Bank PLC	TRY	18,922	1,012,310	1,010,335	1,975	—
Expiring 11/07/22	UBS AG	TRY	1,022	52,451	52,333	118	—
Expiring 12/21/22	Goldman Sachs International	TRY	13,296	676,662	647,558	29,104	—
				$1,027,136,718	$1,005,708,668	25,510,294	(4,082,244)
						$29,448,326	$(16,891,879)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	833	PLN	3,965	$19,872	$—	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	999	CZK	24,751	—	(3,470)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	1,036	PLN	4,917	27,330	—	UBS AG
10/19/22	Buy	EUR	1,157	CZK	28,711	—	(6,450)	Barclays Bank PLC
10/19/22	Buy	EUR	1,211	PLN	5,738	34,298	—	HSBC Bank PLC
10/19/22	Buy	EUR	1,326	PLN	6,335	27,291	—	HSBC Bank PLC
10/19/22	Buy	EUR	1,846	PLN	8,762	48,813	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	2,032	PLN	9,683	46,809	—	Citibank, N.A.
10/19/22	Buy	EUR	2,058	PLN	9,759	56,375	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	2,150	CZK	53,583	—	(20,727)	Barclays Bank PLC
10/19/22	Buy	HUF	592,234	EUR	1,467	—	(75,106)	Barclays Bank PLC
10/19/22	Buy	PLN	1,775	EUR	368	—	(4,131)	HSBC Bank PLC
10/19/22	Buy	PLN	4,048	EUR	845	—	(14,973)	Goldman Sachs International
10/19/22	Buy	PLN	4,435	EUR	923	—	(13,433)	Bank of America, N.A.
10/19/22	Buy	PLN	5,914	EUR	1,232	—	(19,859)	Bank of America, N.A.
						$260,788	$(158,149)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt (D01)	12/20/27	1.000%(Q)	1,000	$389,894	$111	$389,783	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D01)	12/20/27	1.000%(Q)	1,000	(19,530)	111	(19,641)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D01)	12/20/27	1.000%(Q)	1,500	12,372	166	12,206	Morgan Stanley & Co. International PLC
A64

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D01)	12/20/27	1.000%(Q)	6,000	$539,017	$664	$538,353	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D01)	12/20/27	1.000%(Q)	1,000	(18,563)	111	(18,674)	Morgan Stanley & Co. International PLC
People’s Republic of China (D01)	12/20/27	1.000%(Q)	6,000	21,524	664	20,860	Morgan Stanley & Co. International PLC
Republic of Argentina (D01)	12/20/27	1.000%(Q)	1,000	800,861	111	800,750	Morgan Stanley & Co. International PLC
Republic of Chile (D01)	12/20/27	1.000%(Q)	1,500	45,335	166	45,169	Morgan Stanley & Co. International PLC
Republic of Colombia (D01)	12/20/27	1.000%(Q)	3,000	298,257	332	297,925	Morgan Stanley & Co. International PLC
Republic of Indonesia (D01)	12/20/27	1.000%(Q)	5,000	128,839	554	128,285	Morgan Stanley & Co. International PLC
Republic of Panama (D01)	12/20/27	1.000%(Q)	1,000	36,862	111	36,751	Morgan Stanley & Co. International PLC
Republic of Peru (D01)	12/20/27	1.000%(Q)	1,500	45,419	166	45,253	Morgan Stanley & Co. International PLC
Republic of Philippines (D01)	12/20/27	1.000%(Q)	1,000	20,807	111	20,696	Morgan Stanley & Co. International PLC
Republic of South Africa (D01)	12/20/27	1.000%(Q)	5,500	571,832	609	571,223	Morgan Stanley & Co. International PLC
Republic of Turkey (D01)	12/20/27	1.000%(Q)	6,000	1,506,773	664	1,506,109	Morgan Stanley & Co. International PLC
State of Qatar (D01)	12/20/27	1.000%(Q)	1,000	(18,894)	111	(19,005)	Morgan Stanley & Co. International PLC
Sultanate of Oman (D01)	12/20/27	1.000%(Q)	1,000	75,431	111	75,320	Morgan Stanley & Co. International PLC
United Mexican States (D01)	12/20/27	1.000%(Q)	6,000	255,066	664	254,402	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D02)	12/20/27	1.000%(Q)	1,000	389,894	222	389,672	Barclays Bank PLC
Emirate of Abu Dhabi (D02)	12/20/27	1.000%(Q)	1,000	(19,531)	222	(19,753)	Barclays Bank PLC
Federation of Malaysia (D02)	12/20/27	1.000%(Q)	1,500	12,372	333	12,039	Barclays Bank PLC
Federative Republic of Brazil (D02)	12/20/27	1.000%(Q)	6,000	539,017	1,331	537,686	Barclays Bank PLC
Kingdom of Saudi Arabia (D02)	12/20/27	1.000%(Q)	1,000	(18,563)	222	(18,785)	Barclays Bank PLC
People’s Republic of China (D02)	12/20/27	1.000%(Q)	6,000	21,524	1,331	20,193	Barclays Bank PLC
Republic of Argentina (D02)	12/20/27	1.000%(Q)	1,000	800,861	222	800,639	Barclays Bank PLC
Republic of Chile (D02)	12/20/27	1.000%(Q)	1,500	45,336	333	45,003	Barclays Bank PLC
Republic of Colombia (D02)	12/20/27	1.000%(Q)	3,000	298,257	666	297,591	Barclays Bank PLC
Republic of Indonesia (D02)	12/20/27	1.000%(Q)	5,000	128,838	1,109	127,729	Barclays Bank PLC
Republic of Panama (D02)	12/20/27	1.000%(Q)	1,000	36,862	222	36,640	Barclays Bank PLC
Republic of Peru (D02)	12/20/27	1.000%(Q)	1,500	45,419	333	45,086	Barclays Bank PLC
Republic of Philippines (D02)	12/20/27	1.000%(Q)	1,000	20,807	222	20,585	Barclays Bank PLC
Republic of South Africa (D02)	12/20/27	1.000%(Q)	5,500	571,832	1,220	570,612	Barclays Bank PLC
Republic of Turkey (D02)	12/20/27	1.000%(Q)	6,000	1,506,773	1,331	1,505,442	Barclays Bank PLC
State of Qatar (D02)	12/20/27	1.000%(Q)	1,000	(18,894)	222	(19,116)	Barclays Bank PLC
Sultanate of Oman (D02)	12/20/27	1.000%(Q)	1,000	75,431	222	75,209	Barclays Bank PLC
United Mexican States (D02)	12/20/27	1.000%(Q)	6,000	255,066	1,331	253,735	Barclays Bank PLC
Arab Republic of Egypt (D03)	12/20/27	1.000%(Q)	500	194,947	14	194,933	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D03)	12/20/27	1.000%(Q)	500	(9,765)	14	(9,779)	Morgan Stanley & Co. International PLC
Federation of Malaysia (D03)	12/20/27	1.000%(Q)	750	6,186	21	6,165	Morgan Stanley & Co. International PLC
A65

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Federative Republic of Brazil (D03)	12/20/27	1.000%(Q)	3,000	$269,509	$83	$269,426	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D03)	12/20/27	1.000%(Q)	500	(9,281)	14	(9,295)	Morgan Stanley & Co. International PLC
People’s Republic of China (D03)	12/20/27	1.000%(Q)	3,000	10,762	83	10,679	Morgan Stanley & Co. International PLC
Republic of Argentina (D03)	12/20/27	1.000%(Q)	500	400,431	14	400,417	Morgan Stanley & Co. International PLC
Republic of Chile (D03)	12/20/27	1.000%(Q)	750	22,668	21	22,647	Morgan Stanley & Co. International PLC
Republic of Colombia (D03)	12/20/27	1.000%(Q)	1,500	149,128	41	149,087	Morgan Stanley & Co. International PLC
Republic of Indonesia (D03)	12/20/27	1.000%(Q)	2,500	64,419	69	64,350	Morgan Stanley & Co. International PLC
Republic of Panama (D03)	12/20/27	1.000%(Q)	500	18,431	14	18,417	Morgan Stanley & Co. International PLC
Republic of Peru (D03)	12/20/27	1.000%(Q)	750	22,710	21	22,689	Morgan Stanley & Co. International PLC
Republic of Philippines (D03)	12/20/27	1.000%(Q)	500	10,403	14	10,389	Morgan Stanley & Co. International PLC
Republic of South Africa (D03)	12/20/27	1.000%(Q)	2,750	285,916	76	285,840	Morgan Stanley & Co. International PLC
Republic of Turkey (D03)	12/20/27	1.000%(Q)	3,000	753,387	83	753,304	Morgan Stanley & Co. International PLC
State of Qatar (D03)	12/20/27	1.000%(Q)	500	(9,447)	14	(9,461)	Morgan Stanley & Co. International PLC
Sultanate of Oman (D03)	12/20/27	1.000%(Q)	500	37,715	14	37,701	Morgan Stanley & Co. International PLC
United Mexican States (D03)	12/20/27	1.000%(Q)	3,000	127,533	83	127,450	Morgan Stanley & Co. International PLC
Arab Republic of Egypt (D04)	12/20/27	1.000%(Q)	200	77,979	6	77,973	Barclays Bank PLC
Emirate of Abu Dhabi (D04)	12/20/27	1.000%(Q)	200	(3,906)	6	(3,912)	Barclays Bank PLC
Federation of Malaysia (D04)	12/20/27	1.000%(Q)	300	2,474	8	2,466	Barclays Bank PLC
Federative Republic of Brazil (D04)	12/20/27	1.000%(Q)	1,200	107,803	33	107,770	Barclays Bank PLC
Kingdom of Saudi Arabia (D04)	12/20/27	1.000%(Q)	200	(3,712)	6	(3,718)	Barclays Bank PLC
People’s Republic of China (D04)	12/20/27	1.000%(Q)	1,200	4,305	33	4,272	Barclays Bank PLC
Republic of Argentina (D04)	12/20/27	1.000%(Q)	200	160,173	6	160,167	Barclays Bank PLC
Republic of Chile (D04)	12/20/27	1.000%(Q)	300	9,067	8	9,059	Barclays Bank PLC
Republic of Colombia (D04)	12/20/27	1.000%(Q)	600	59,652	17	59,635	Barclays Bank PLC
Republic of Indonesia (D04)	12/20/27	1.000%(Q)	1,000	25,768	28	25,740	Barclays Bank PLC
Republic of Panama (D04)	12/20/27	1.000%(Q)	200	7,373	6	7,367	Barclays Bank PLC
Republic of Peru (D04)	12/20/27	1.000%(Q)	300	9,084	8	9,076	Barclays Bank PLC
Republic of Philippines (D04)	12/20/27	1.000%(Q)	200	4,162	6	4,156	Barclays Bank PLC
Republic of South Africa (D04)	12/20/27	1.000%(Q)	1,100	114,366	30	114,336	Barclays Bank PLC
Republic of Turkey (D04)	12/20/27	1.000%(Q)	1,200	301,354	33	301,321	Barclays Bank PLC
State of Qatar (D04)	12/20/27	1.000%(Q)	200	(3,778)	6	(3,784)	Barclays Bank PLC
Sultanate of Oman (D04)	12/20/27	1.000%(Q)	200	15,087	6	15,081	Barclays Bank PLC
United Mexican States (D04)	12/20/27	1.000%(Q)	1,200	51,013	33	50,980	Barclays Bank PLC
				$12,666,519	$17,603	$12,648,916

A66

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.38.V1 (D01)	12/20/27	1.000%(Q)	50,000	3.335%	$(4,961,090)	$(10,517)	$(4,950,573)	Morgan Stanley & Co. International PLC
CDX.EM.38.V1 (D02)	12/20/27	1.000%(Q)	50,000	3.335%	(4,961,090)	(70,999)	(4,890,091)	Barclays Bank PLC
CDX.EM.38.V1 (D03)	12/20/27	1.000%(Q)	25,000	3.335%	(2,480,545)	(3,178)	(2,477,367)	Morgan Stanley & Co. International PLC
CDX.EM.38.V1 (D04)	12/20/27	1.000%(Q)	10,000	3.335%	(992,218)	(10,224)	(981,994)	Barclays Bank PLC
					$(13,394,943)	$(94,918)	$(13,300,025)
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D04).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	1,520	$318,880	$401,416	$(82,536)	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	1,085	227,622	281,273	(53,651)	Barclays Bank PLC
Gazprom PAO	06/20/24	1.000%(Q)	606	214,815	334,620	(119,805)	Barclays Bank PLC
				$761,317	$1,017,309	$(255,992)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Comision Federal de Electricidad	12/20/22	1.000%(Q)	310	2.037%	$(621)	$343	$(964)	Citibank, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	12,410	0.179%	7,271	8,886	(1,615)	Bank of America, N.A.
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)	2,500	0.179%	1,465	1,790	(325)	Bank of America, N.A.
Republic of Estonia	12/20/26	1.000%(Q)	250	0.824%	1,769	2,000	(231)	JPMorgan Chase Bank, N.A.
Republic of Panama	06/20/29	1.000%(Q)	2,500	2.044%	(144,623)	(11,848)	(132,775)	Morgan Stanley & Co. International PLC
Republic of Poland	06/20/24	1.000%(Q)	585	1.115%	(933)	783	(1,716)	BNP Paribas S.A.
					$(135,672)	$1,954	$(137,626)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	144,120		$(125,829)		$450,639		$576,468

A67

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	20,275	0.994%	$84,268	$11,310	$(72,958)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Inflation Swap Agreements:
EUR	2,145	03/15/27	3.280%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	$22,434	$—	$22,434	JPMorgan Chase Bank, N.A.
EUR	961	03/15/27	3.448%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	1,919	—	1,919	Goldman Sachs International
EUR	960	03/15/27	3.525%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(1,860)	—	(1,860)	Goldman Sachs International
EUR	2,344	07/15/27	2.778%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	5,261	—	5,261	Goldman Sachs & Co.
EUR	1,515	07/15/27	2.995%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(12,783)	—	(12,783)	JPMorgan Chase Bank, N.A.
EUR	892	07/15/27	3.001%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(5,912)	—	(5,912)	JPMorgan Chase Bank, N.A.
					$9,059	$—	$9,059
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
A68

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,488	09/18/27	3.500%(Q)	3 Month BBSW(2)(Q)	$340	$(24,308)	$(24,648)
AUD	3,315	12/21/27	4.031%(S)	6 Month BBSW(2)(S)	(40,417)	(25,258)	15,159
AUD	4,060	12/03/31	2.750%(S)	6 Month BBSW(2)(S)	370,097	(315,629)	(685,726)
AUD	797	12/21/32	4.094%(S)	6 Month BBSW(2)(S)	(13,142)	(14,905)	(1,763)
CAD	3,360	12/03/23	2.450%(S)	3 Month CDOR(2)(S)	48,533	(54,212)	(102,745)
CAD	3,505	12/03/26	2.550%(S)	3 Month CDOR(2)(S)	135,257	(122,366)	(257,623)
CAD	2,371	06/19/27	2.219%(S)	3 Month CDOR(1)(S)	35,611	54,139	18,528
CAD	2,985	12/21/27	3.594%(S)	3 Month CDOR(1)(S)	1,443	9,149	7,706
CAD	2,225	12/03/32	2.700%(S)	3 Month CDOR(2)(S)	(108,465)	(134,585)	(26,120)
CAD	705	12/21/32	3.875%(S)	3 Month CDOR(1)(S)	(23,406)	(8,629)	14,777
CAD	1,330	12/03/41	2.800%(S)	3 Month CDOR(2)(S)	120,584	(132,136)	(252,720)
CAD	2,020	12/03/50	2.800%(S)	3 Month CDOR(2)(S)	219,078	(202,869)	(421,947)
CHF	1,500	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)	—	(275,233)	(275,233)
CLP	278,800	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)	—	(44,912)	(44,912)
CNH	89,460	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(102)	40,592	40,694
CNH	119,540	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(401)	17,557	17,958
CNH	7,473	09/21/27	2.341%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(8,954)	(8,954)
CNH	5,574	12/21/27	2.498%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	(4,046)	(4,046)
CNH	6,627	12/21/27	2.595%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	759	759
COP	952,000	08/12/31	5.910%(Q)	1 Day COOIS(2)(Q)	—	(48,660)	(48,660)
CZK	25,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)	—	(134,955)	(134,955)
DKK	4,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)	(32,061)	(80,831)	(48,770)
EUR	34,170	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(1,020,397)	(1,020,397)
EUR	18,860	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(1,187,010)	(1,187,010)
EUR	1,611	12/18/27	2.000%(A)	6 Month EURIBOR(2)(S)	(15,625)	(45,492)	(29,867)
EUR	2,161	12/21/27	1.938%(A)	6 Month EURIBOR(2)(S)	(40,391)	(105,840)	(65,449)
EUR	484	12/21/32	2.125%(A)	6 Month EURIBOR(2)(S)	(12,635)	(40,076)	(27,441)
EUR	869	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(59,455)	(59,455)
EUR	1,775	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	92,127	92,127
EUR	950	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	131,120	131,120
EUR	950	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(139,403)	(139,403)
EUR	2,303	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	308,135	308,135
EUR	2,303	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(328,430)	(328,430)
EUR	1,355	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)	—	(450,475)	(450,475)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)	—	101,146	101,146
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)	—	(109,791)	(109,791)
EUR	895	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	(19,989)	(23,924)	(3,935)
GBP	1,770	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(64,763)	279,922	344,685
GBP	5,720	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(79,241)	904,608	983,849
GBP	145	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	6,877	27,093	20,216
GBP	6,520	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	336,565	1,218,240	881,675
GBP	1,408	12/18/27	2.313%(A)	1 Day SONIA(1)(A)	12,571	90,946	78,375
GBP	2,328	12/21/27	2.531%(A)	1 Day SONIA(2)(A)	(276,405)	(285,062)	(8,657)
GBP	1,140	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	(89,234)	(256,039)	(166,805)
GBP	3,543	12/07/30	1.009%(A)	1 Day SONIA(2)(A)	—	(935,576)	(935,576)
GBP	12,470	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(960,868)	3,324,995	4,285,863
GBP	600	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(13,825)	159,984	173,809
GBP	998	12/15/32	2.031%(A)	1 Day SONIA(1)(A)	15,125	64,523	49,398
GBP	435	12/21/32	2.281%(A)	1 Day SONIA(1)(A)	15,769	82,293	66,524
GBP	2,800	05/08/37	1.200%(A)	1 Day SONIA(1)(A)	737,720	992,439	254,719
GBP	1,680	05/08/41	1.250%(A)	1 Day SONIA(2)(A)	250,191	(657,198)	(907,389)
GBP	1,280	05/08/42	1.250%(A)	1 Day SONIA(1)(A)	127,544	512,737	385,193
GBP	4,140	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	779,926	(1,795,291)	(2,575,217)
HUF	70,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)	—	(68,791)	(68,791)
ILS	1,445	08/12/31	1.120%(A)	3 Month TELBOR(2)(Q)	—	(74,629)	(74,629)
JPY	965,000	07/08/23	(0.050)%(A)	1 Day TONAR(2)(A)	4,134	(3,445)	(7,579)
JPY	280,000	07/08/24	(0.050)%(A)	1 Day TONAR(2)(A)	(3,587)	(5,110)	(1,523)
JPY	1,390,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)	27,997	(93,911)	(121,908)
A69

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	198,766	03/21/27	(0.050)%(A)	1 Day TONAR(2)(A)	$(7,561)	$(15,462)	$(7,901)
JPY	205,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)	15,896	20,789	4,893
JPY	870,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)	8,054	(125,276)	(133,330)
JPY	80,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)	(12,675)	(15,638)	(2,963)
JPY	930,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)	14,546	(263,489)	(278,035)
JPY	5,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)	1,021	1,563	542
JPY	65,013	12/21/32	0.375%(A)	1 Day TONAR(2)(A)	1,391	(8,071)	(9,462)
JPY	730,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)	18,594	(350,474)	(369,068)
JPY	160,000	07/08/37	0.150%(A)	1 Day TONAR(2)(A)	(79,549)	(94,471)	(14,922)
JPY	553,500	07/08/41	0.250%(A)	1 Day TONAR(2)(A)	21,507	(449,091)	(470,598)
JPY	52,000	09/02/41	0.227%(A)	1 Day TONAR(2)(A)	—	(44,468)	(44,468)
JPY	30,000	07/08/42	0.300%(A)	1 Day TONAR(2)(A)	(18,743)	(24,727)	(5,984)
JPY	330,000	07/08/46	0.350%(A)	1 Day TONAR(2)(A)	42,659	(341,926)	(384,585)
JPY	387,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)	47,957	(451,541)	(499,498)
JPY	36,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)	—	(46,094)	(46,094)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)	(11,636)	(24,353)	(12,717)
KRW	1,837,000	08/04/24	3.145%(Q)	3 Month KWCDC(2)(Q)	—	(24,099)	(24,099)
KRW	5,400,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)	—	(658,264)	(658,264)
MXN	13,200	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(10,336)	(10,336)
NOK	23,445	03/15/28	3.531%(A)	6 Month NIBOR(1)(S)	1,567	(3,541)	(5,108)
NOK	17,985	03/19/28	3.531%(A)	6 Month NIBOR(2)(S)	3,638	11,011	7,373
NOK	2,085	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)	—	(29,884)	(29,884)
NOK	5,369	12/21/32	1.750%(A)	6 Month NIBOR(1)(S)	2,513	12,201	9,688
NZD	1,846	03/15/28	4.094%(S)	3 Month BBR(1)(Q)	23,103	21,745	(1,358)
NZD	2,893	03/19/28	4.344%(S)	3 Month BBR(1)(Q)	2,943	1,234	(1,709)
NZD	795	08/10/31	1.876%(S)	3 Month BBR(2)(Q)	—	(86,130)	(86,130)
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)	—	(51,293)	(51,293)
SEK	22,802	12/21/27	2.844%(A)	3 Month STIBOR(2)(Q)	(17,244)	(47,690)	(30,446)
SEK	7,600	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)	—	(139,684)	(139,684)
SEK	5,598	03/15/33	2.875%(A)	3 Month STIBOR(2)(Q)	(1,637)	(13,300)	(11,663)
SGD	1,200	07/29/31	1.120%(S)	6 Month SIBOR(2)(S)	(4,553)	(158,188)	(153,635)
THB	38,500	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)	—	(141,875)	(141,875)
	17,246	05/18/25	2.751%(A)	1 Day SOFR(2)(A)	—	(422,467)	(422,467)
	8,625	05/18/25	2.774%(A)	1 Day SOFR(2)(A)	—	(207,584)	(207,584)
	8,625	05/18/25	2.776%(A)	1 Day SOFR(2)(A)	—	(207,185)	(207,185)
	7,560	03/04/26	1.476%(A)	1 Day SOFR(2)(A)	—	(305,907)	(305,907)
	8,470	03/04/26	1.502%(A)	1 Day SOFR(2)(A)	—	(338,755)	(338,755)
	4,234	03/04/26	1.506%(A)	1 Day SOFR(2)(A)	—	(169,049)	(169,049)
	9,981	03/04/26	1.518%(A)	1 Day SOFR(2)(A)	—	(396,384)	(396,384)
	9,164	03/20/26	1.256%(A)	1 Day SOFR(2)(A)	—	(403,768)	(403,768)
	7,640	03/20/26	1.282%(A)	1 Day SOFR(2)(A)	—	(333,004)	(333,004)
	7,640	03/20/26	1.349%(A)	1 Day SOFR(2)(A)	—	(323,748)	(323,748)
	7,620	03/20/26	1.353%(A)	1 Day SOFR(2)(A)	—	(322,351)	(322,351)
	7,655	03/20/26	1.355%(A)	1 Day SOFR(2)(A)	—	(323,625)	(323,625)
	4,585	03/20/26	1.377%(A)	1 Day SOFR(2)(A)	—	(192,060)	(192,060)
	1,530	03/20/26	1.379%(A)	1 Day SOFR(2)(A)	—	(64,035)	(64,035)
	7,608	03/20/26	1.382%(A)	1 Day SOFR(2)(A)	—	(317,936)	(317,936)
	7,605	03/20/26	1.399%(A)	1 Day SOFR(2)(A)	—	(315,485)	(315,485)
	18,867	03/20/26	2.693%(A)	1 Day SOFR(2)(A)	—	(342,902)	(342,902)
	1,834	03/20/27	1.380%(A)	1 Day SOFR(1)(A)	15,105	110,163	95,058
	1,123	12/21/27	2.844%(A)	1 Day SOFR(1)(A)	(2,376)	47,929	50,305
	3,453	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	460,465	460,465
	540	03/15/33	3.094%(A)	1 Day SOFR(1)(A)	4,630	19,365	14,735
	1,259	03/15/33	3.406%(A)	1 Day SOFR(1)(A)	(2,594)	(6,299)	(3,705)
	3,844	05/18/33	2.602%(A)	1 Day SOFR(1)(A)	—	283,890	283,890
	1,920	05/18/33	2.741%(A)	1 Day SOFR(1)(A)	—	120,048	120,048
	1,920	05/18/33	2.743%(A)	1 Day SOFR(1)(A)	—	119,724	119,724
A70

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
1,610	03/04/34	1.647%(A)	1 Day SOFR(1)(A)	$—	$225,751	$225,751
1,805	03/04/34	1.657%(A)	1 Day SOFR(1)(A)	—	251,733	251,733
905	03/04/34	1.664%(A)	1 Day SOFR(1)(A)	—	125,734	125,734
2,130	03/04/34	1.665%(A)	1 Day SOFR(1)(A)	—	295,707	295,707
1,941	03/20/34	1.407%(A)	1 Day SOFR(1)(A)	—	307,936	307,936
1,615	03/20/34	1.446%(A)	1 Day SOFR(1)(A)	—	251,131	251,131
1,610	03/20/34	1.454%(A)	1 Day SOFR(1)(A)	—	249,432	249,432
1,620	03/20/34	1.461%(A)	1 Day SOFR(1)(A)	—	250,019	250,019
1,615	03/20/34	1.472%(A)	1 Day SOFR(1)(A)	—	247,840	247,840
1,608	03/20/34	1.473%(A)	1 Day SOFR(1)(A)	—	246,639	246,639
1,610	03/20/34	1.476%(A)	1 Day SOFR(1)(A)	—	246,541	246,541
970	03/20/34	1.482%(A)	1 Day SOFR(1)(A)	—	148,090	148,090
325	03/20/34	1.489%(A)	1 Day SOFR(1)(A)	—	49,437	49,437
2,715	03/20/34	2.745%(A)	1 Day SOFR(1)(A)	—	142,968	142,968
3,322	03/20/34	2.751%(A)	1 Day SOFR(1)(A)	—	173,354	173,354
				$1,517,361	$(5,074,799)	$(6,592,160)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	265,045	09/15/26	2.632%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$268,959	$—	$268,959	JPMorgan Chase Bank, N.A.
CNH	8,743	12/15/26	2.422%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,924)	—	(1,924)	BNP Paribas S.A.
CNH	4,570	12/15/26	2.514%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,291	—	1,291	Citibank, N.A.
CNH	5,790	12/15/26	2.540%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2,463	—	2,463	JPMorgan Chase Bank, N.A.
CNH	2,860	03/16/27	2.370%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1,927)	—	(1,927)	JPMorgan Chase Bank, N.A.
CNH	7,292	03/16/27	2.679%(Q)	7 Day China Fixing Repo Rates(2)(Q)	8,092	—	8,092	JPMorgan Chase Bank, N.A.
CNH	12,341	06/15/27	2.464%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3,258)	—	(3,258)	Standard Chartered Bank
CNH	11,179	06/15/27	2.518%(Q)	7 Day China Fixing Repo Rates(2)(Q)	704	—	704	Citibank, N.A.
CNH	24,583	09/21/27	2.700%(Q)	7 Day China Fixing Repo Rates(2)(Q)	26,319	—	26,319	Bank of America, N.A.
MYR	8,100	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(82,522)	(108)	(82,414)	HSBC Bank PLC
MYR	900	07/12/32	3.650%(Q)	3 Month KLIBOR(2)(Q)	(10,436)	(6)	(10,430)	Goldman Sachs International
					$207,761	$(114)	$207,875

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A71

AST BALANCED ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Commodity Total Return Index(Q)	US Treasury Bill - 3 Month Auction Avg Discount + 8pbs(Q)	Merrill Lynch International	03/31/23	18,910	$(1,760)	$—	$(1,760)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A72